UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

48	Statement of Assets and Liabilities

49	Statement of Operations

50	Statements of Changes in Net Assets

52	Financial Highlights

54	Notes to Financial Statements

69	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$1,029.60	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Agency	0.11%
Asset Backed	6.23%
Automotive	3.19%
Banking	4.23%
Basic Industry	6.03%
Capital Goods	3.01%
Consumer Discretionary	0.16%
Consumer Goods	4.56%
Energy	11.31%
Financial Services	3.12%
Foreign Government	1.97%
Healthcare	7.30%
Insurance	1.71%
Leisure	5.53%
Materials & Processing	0.07%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.
Sector*	%**
Media	4.98%
Mortgage Backed	4.57%
Municipal	2.35%
Real Estate	2.04%
Retail	4.08%
Services	3.04%
Technology & Electronics	8.76%
Telecommunications	2.36%
Transportation	3.66%
Utilities	4.11%
Repurchase Agreements	1.38%
Money Market Funds(a)	0.13%
Time Deposits(a)	0.01%
Total	100.00%

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.34%

ASSET-BACKED SECURITIES 6.91%

Automobiles 0.83%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$1,250	$1,342,718
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	1,224	1,231,322
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	5,000	5,026,400
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	3,118	3,119,835
Total					10,720,275

Credit Cards 0.31%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	1,298	1,295,816
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555	2,665,614
Total					3,961,430

Other 5.77%
AMMC CLO XII Ltd. 2013-12A DR†	2.862% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391	381,707
Apex Credit CLO LLC 2017-2A B†	1.985% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	522	523,457
Apidos CLO XXXV 2021-35A D†	2.849% (3 Mo. LIBOR + 2.65%	)#	4/20/2034	680	680,008
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	1,603	1,650,036
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	1,563	1,657,740
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367	1,366,268
Babson CLO Ltd. 2016-1A DR†	3.223% (3 Mo. LIBOR + 3.05%	)#	7/23/2030	900	902,001
Bain Capital Credit CLO 2019-2A D†	4.09% (3 Mo. LIBOR + 3.90%	)#	10/17/2032	260	260,603
Battalion CLO XV Ltd. 2019-16A B†	2.188% (3 Mo. LIBOR + 2.00%	)#	12/19/2032	1,714	1,718,168
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.184% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	578	579,632
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.063% (3 Mo. LIBOR + 2.90%	)#	4/15/2034	970	970,081
Carlyle US CLO Ltd. 2019-4A B†	2.884% (3 Mo. LIBOR + 2.70%	)#	1/15/2033	1,141	1,146,061
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%	)#	4/15/2034	750	749,961
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%	)#	4/15/2034	970	969,922

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cedar Funding XIV CLO Ltd. 2021-14A C†	Zero Coupon	#(a)	7/15/2033	$600	$598,814
CIFC Funding Ltd. 2021-1A C†	1.936% (3 Mo. LIBOR + 1.80%	)#	4/25/2033	590	589,904
CIFC Funding Ltd. 2021-1A D†	3.086% (3 Mo. LIBOR + 2.95%	)#	4/25/2033	920	923,431
Dryden 61 Clo Ltd. 2018-61A CR†	1.94% (3 Mo. LIBOR + 1.75%	)#	1/17/2032	940	939,874
Dryden 61 Clo Ltd. 2018-61A DR†	3.29% (3 Mo. LIBOR + 3.10%	)#	1/17/2032	1,110	1,114,151
Eaton Vance CLO Ltd. 2013-1A B3R†	2.334% (3 Mo. LIBOR + 2.15%	)#	1/15/2034	490	493,382
Eaton Vance CLO Ltd. 2013-1A C3R†	3.584% (3 Mo. LIBOR + 3.40%	)#	1/15/2034	810	820,902
Elmwood CLO VIII Ltd. 2021-1A C1†	2.066% (3 Mo. LIBOR + 1.95%	)#	1/20/2034	1,080	1,080,180
Elmwood CLO VIII Ltd. 2021-1A D1†	3.116% (3 Mo. LIBOR + 3.00%	)#	1/20/2034	810	810,182
Greywolf CLO III Ltd. 2020-3RA A1R†	1.474% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	1,399	1,403,406
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465	458,467
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.89% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	680	681,042
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,303	1,388,640
Kayne CLO 10 Ltd. 2021-10A C†	Zero Coupon	#(a)	4/23/2034	370	370,008
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	370	369,996
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	2,300	2,302,870
Kayne CLO Ltd. 2018 1A DR†	2.834% (3 Mo. LIBOR + 2.65%	)#	7/15/2031	410	404,242
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	3,316	3,326,666
KKR CLO 29 Ltd-29A C†	2.141% (3 Mo. LIBOR + 2.00%	)#	1/15/2032	350	348,690
KKR CLO Ltd. 18 D†	3.79% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	390	390,528
KVK CLO Ltd. 2013-A BR†	1.636% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	268	268,064
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,472	1,489,230
Madison Park Funding XI Ltd. 2013-11A BR2†	1.623% (3 Mo. LIBOR + 1.45%	)#	7/23/2029	910	909,586

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%)#		4/20/2033	$2,050	$2,052,737
Marble Point CLO XVII Ltd. 2020-1A B†	1.958% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	652	653,796
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	2,573	2,589,550
Mountain View CLO 2017-1A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	762	764,465
Mountain View CLO LLC 2016-1A DR†	3.886% (3 Mo. LIBOR + 3.70%	)#	4/14/2033	530	530,139
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,336	1,334,794
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.53% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	750	751,749
Oaktree CLO Ltd. 2020-1A DR†	3.495% (3 Mo. LIBOR + 3.15%	)#	7/15/2034	935	935,869
Oaktree CLO Ltd. 2021-1A D†(b)	Zero Coupon	#(a)	7/15/2034	425	425,000
OCP CLO Ltd. 2019-16A DR†	3.338% (3 Mo. LIBOR + 3.15%	)#	4/10/2033	500	500,026
OCP CLO Ltd. 2021-21A C†	Zero Coupon	#(a)	7/20/2034	620	620,005
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,250	1,251,875
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.688% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	2,000	2,006,458
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.904% (3 Mo. LIBOR + 2.75%	)#	2/14/2031	900	894,077
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%	)#	1/18/2034	810	810,133
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%	)#	1/18/2034	650	650,045
OHA Credit Funding 9 Ltd. 2021-9A C†	Zero Coupon	#(a)	7/19/2035	720	720,003
OHA Credit Funding 9 Ltd. 2021-9A D†	Zero Coupon	#(a)	7/19/2035	640	639,997
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	1,583	1,698,396
Palmer Square CLO Ltd. 2021-1A B†	Zero Coupon	#(a)	4/20/2034	370	370,023
Palmer Square CLO Ltd. 2021-1A C†	Zero Coupon	#(a)	4/20/2034	510	510,034
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,512	1,523,768
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,891	1,977,736
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	853	864,560
Regatta XVI Funding Ltd. 2019-2A B†	2.234% (3 Mo. LIBOR + 2.05%	)#	1/15/2033	2,300	2,306,421
Regatta XVIII Funding Ltd. 2021-1A B†	1.541% (3 Mo. LIBOR + 1.45%	)#	1/15/2034	1,060	1,059,971

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Regatta XVIII Funding Ltd. 2021-1A D†	2.841% (3 Mo. LIBOR + 2.75	)#	1/15/2034	$1,060	$1,059,997
Signal Peak CLO 4 Ltd. 2017-4A D†	3.226% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	694	697,480
TCI-Flatiron Clo Ltd. 2018-1A BR†	1.577% (3 Mo. LIBOR + 1.40%	)#	1/29/2032	250	247,950
TCI-Flatiron Clo Ltd. 2018-1A CR†	1.927% (3 Mo. LIBOR + 1.75%	)#	1/29/2032	500	494,630
TCI-Flatiron Clo Ltd. 2018-1A DR†	2.927% (3 Mo. LIBOR + 2.75%	)#	1/29/2032	250	245,613
TCW CLO AMR Ltd. 2019-1A C†	2.049% (3 Mo. LIBOR + 1.89%	)#	2/15/2029	910	908,642
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%		6/19/2051	1,562	1,569,386
TRP LLC 2021-1 A†	2.07%		6/19/2051	1,100	1,097,139
VERDE CLO Ltd. 2019-1A DR†	3.434% (3 Mo. LIBOR + 3.25%	)#	4/15/2032	2,000	2,003,273
West CLO Ltd. 2014-2A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	459	460,137
Wind River CLO Ltd. 2021-2A D†	3.223% (3 Mo. LIBOR + 3.15%	)#	7/20/2034	390	390,000
Zaxby’s Funding LLC 2021-1A A2†	3.238%		7/30/2051	1,592	1,626,179
Total					74,279,953
Total Asset-Backed Securities (cost $88,595,825)					88,961,658

				Shares (000)

COMMON STOCKS 10.16%

Advertising 0.26%
Snap, Inc. Class A*				49	3,306,017

Air Transportation 0.30%
Hawaiian Holdings, Inc.*				139	3,389,672
JetBlue Airways Corp.*				30	500,866
Total					3,890,538

Auto Parts & Equipment 0.03%
Chassix Holdings, Inc.				59	446,062

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)		Fair Value
Automakers 0.36%
Ford Motor Co.*		84	$1,247,215
Harley-Davidson, Inc.		24	1,121,674
Porsche Automobil Holding SE(c)	EUR	21	2,249,427
Total			4,618,316

Banking 0.22%
Goldman Sachs Group, Inc. (The)		4	1,416,026
Signature Bank		6	1,432,877
Total			2,848,903

Beverages 0.21%
Brown Forman Corp. Class B		19	1,419,289
Treasury Wine Estates Ltd.(c)	AUD	146	1,278,418
Total			2,697,707

Chemicals 0.22%
Celanese Corp.		9	1,437,016
CF Industries Holdings, Inc.		28	1,417,859
Total			2,854,875

Diversified Capital Goods 0.03%
UTEX Industries, Inc.		8	373,327

Energy: Exploration & Production 0.75%
Continental Resources, Inc.		52	1,986,725
Devon Energy Corp.		68	1,993,998
Exxon Mobil Corp.		41	2,579,972
PDC Energy, Inc.		68	3,121,276
Total			9,681,971

Environmental 0.09%
Pentair plc (United Kingdom)(d)		18	1,217,452

Food: Wholesale 0.15%
Hershey Co. (The)		11	1,881,841

Health Services 0.20%
Illumina, Inc.*		5	2,563,852

Investments & Miscellaneous Financial Services 0.49%
Blackstone Group, Inc. (The)		27	2,634,631
Coinbase Global, Inc. Class A*		14	3,643,214
Total			6,277,845

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)		Fair Value
Machinery 0.10%
KION Group AG(c)	EUR	12	$1,312,194

Media: Content 0.51%
ROBLOX Corp. Class A*		57	5,159,903
World Wrestling Entertainment, Inc. Class A		23	1,347,274
Total			6,507,177

Medical Products 0.80%
Edwards Lifesciences Corp.*		25	2,544,508
Insulet Corp.*		9	2,497,217
Intuitive Surgical, Inc.*		3	2,713,858
Shockwave Medical, Inc.*		14	2,574,257
Total			10,329,840

Metals/Mining (Excluding Steel) 0.15%
MMC Norilsk Nickel PJSC ADR		57	1,951,718

Packaging 0.10%
Berry Global Group, Inc.*		20	1,312,813

Personal & Household Products 0.36%
Gibson Brands, Inc.		9	1,110,258	(e)
Pola Orbis Holdings, Inc.(c)	JPY	82	2,172,872
Pool Corp.		3	1,282,413
Revlon, Inc. Class A		149	29,671
Total			4,595,214

Pharmaceuticals 0.25%
Zoetis, Inc.		17	3,199,988

Real Estate Investment Trusts 0.38%
CBRE Group, Inc. Class A*		15	1,266,661
Kilroy Realty Corp.		27	1,862,452
SL Green Realty Corp.		22	1,787,760
Total			4,916,873

Recreation & Travel 0.39%
Royal Caribbean Cruises Ltd.*		23	1,967,410
Virgin Galactic Holdings, Inc.*		66	3,039,128
Total			5,006,538

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)		Fair Value
Restaurants 0.17%
Shake Shack, Inc. Class A*		21	$2,198,619

Software/Services 2.96%
Airbnb, Inc. Class A*		23	3,483,935
Alliance Data Systems Corp.		13	1,381,038
Appian Corp.*		18	2,545,620
C3.ai, Inc. Class A*		30	1,880,215
Crowdstrike Holdings, Inc. Class A*		11	2,717,415
DocuSign, Inc.*		5	1,312,861
DoorDash, Inc. Class A*		11	1,958,777
HubSpot, Inc.*		3	1,946,285
Intuit, Inc.		4	2,164,101
MAXIMUS, Inc.		14	1,237,562
MSCI, Inc.		5	2,644,077
PayPal Holdings, Inc.*		7	2,025,786
salesforce.com, Inc.*		8	1,932,420
Tyler Technologies, Inc.*		10	4,697,862
UiPath, Inc. Class A*		27	1,834,110
Veeva Systems, Inc. Class A*		4	1,274,895
VMware, Inc. Class A*(f)		11	1,815,659
Zoom Video Communications, Inc. Class A*		3	1,291,906
Total			38,144,524

Specialty Retail 0.12%
Claires Holdings LLC		1	249,198
Deckers Outdoor Corp.*		3	1,301,613
Total			1,550,811

Support: Services 0.26%
Allfunds Group plc*(c)	EUR	74	1,279,609
Equifax, Inc.		8	2,006,136
Total			3,285,745

Technology Hardware & Equipment 0.29%
NVIDIA Corp.		5	3,690,061

Transportation: Infrastructure/Services 0.01%
ACBL Holdings Corp.		4	73,680	(e)
Total Common Stocks (cost $126,257,691)			130,734,501

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.12%

Automakers
Tesla, Inc. (cost $1,574,569)	2.00%		5/15/2024	$144	$1,575,187

FLOATING RATE LOANS(g) 8.08%

Aerospace/Defense 0.23%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(d)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	656	660,605
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(d)	0.50%		3/6/2025	1,063	1,036,539	(h)
TransDigm, Inc. 2020 Term Loan F	2.354% (1 Mo. LIBOR + 2.25%	)	12/9/2025	1,227	1,210,246
Total					2,907,390

Air Transportation 0.31%
American Airlines, Inc. 2017 Incremental Term Loan	2.073% (1 Mo. LIBOR + 2.00%	)	12/15/2023	1,999	1,954,434
American Airlines, Inc. Repriced TL B due 2023	2.096% (1 Mo. LIBOR + 2.00%	)	4/28/2023	662	647,456
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	1,317	1,392,813
Total					3,994,703

Auto Parts & Equipment 0.07%
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	1/31/2028	954	955,532

Beverages 0.09%
Triton Water Holdings, Inc. Term Loan (Spain)(d)	4.50% (3 Mo. LIBOR + 3.50%	)	3/31/2028	1,148	1,147,856

Building & Construction 0.08%
USIC Holdings, Inc. 2021 Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	5/12/2028	1,019	1,018,662

Building Materials 0.14%
ACProducts, Inc. 2021 Term Loan B	4.75% (6 Mo. LIBOR + 4.25%	)	5/5/2028	1,747	1,741,327

Cable & Satellite Television 0.18%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR +3.25%	)	11/30/2027	592	593,141

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
Virgin Media Bristol LLC USD Term Loan N	2.573% (1 Mo. LIBOR + 2.50%)		1/31/2028	$1,776	$1,761,907
Total					2,355,048

Chemicals 0.31%
Illuminate Buyer, LLC 2021 Term Loan	3.604% (1 Mo. LIBOR 3.50%	)	6/30/2027	1,121	1,115,798
Lonza Group AG USD Term Loan B (Switzerland)(d)	–	(i)	4/29/2028	741	743,343
Messer Industries GmbH 2018 USD Term Loan	2.647% (3 Mo. LIBOR + 2.50%	)	3/1/2026	1,114	1,107,845
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(d)	2.843% (Prime Rate + 1.75% (1 Mo. LIBOR + 2.75%	) )	10/1/2025	1,065	1,058,119
Total					4,025,105

Consumer/Commercial/Lease Financing 0.09%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.104% (1 Mo. LIBOR + 3.00%	)	6/15/2025	1,210	1,198,286

Diversified Capital Goods 0.01%
UTEX Industries Inc. 2020 First Out Exit Term Loan A	–	(i)	12/3/2025	47	47,744
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%	)	12/3/2025	54	52,339
Total					100,083

Electric: Generation 0.10%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	10/1/2027	1,100	1,100,710
Frontera Generation Holdings LLC 2018 Term Loan B	4.368% (3 Mo. LIBOR + 4.25%	)	5/2/2025	1,386	77,380
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00%	)	11/5/2021	134	138,329	(h)
Total					1,316,419

Electric: Integrated 0.12%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	1,504	1,505,049

Electronics 0.10%
Atlas CC Acquisition Corp. Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	4/28/2028	1,268	1,273,319

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.11%
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	10/20/2027	$649	$651,321
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	2.095% (1 Mo. LIBOR + 2.00%	)	5/1/2026	757	755,232
Total					1,406,553

Gaming 0.07%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	10/15/2025	941	939,626

Gas Distribution 0.27%
CQP Holdco LP 2021 Term Loan B	4.25% (3 Mo. LIBOR + 3.75%	)	6/5/2028	1,862	1,857,230
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(d)	3.452% (3 Mo. LIBOR + 3.25%	)	10/1/2025	1,584	1,572,682
Total					3,429,912

Health Facilities 0.23%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.604% (1 Mo. LIBOR + 3.50%	)	4/30/2025	1,205	1,193,084
Select Medical Corporation 2017 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	3/6/2025	1,822	1,808,284
Total					3,001,368

Health Services 0.55%
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	10/2/2025	1,850	1,860,665
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(j)	3.75%		3/2/2028	84	83,794
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%	)	2/18/2028	1,804	1,809,248
National Mentor Holdings, Inc. 2021 Term Loan C	4.75% (3 Mo. LIBOR + 3.75%	)	3/2/2028	57	56,848
Parexel International Corporation Term Loan B	2.845% (1 Mo. LIBOR + 2.75%	)	9/27/2024	1,167	1,162,352
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.854% (1 Mo. LIBOR + 3.75%	)	11/16/2025	971	970,054
U.S. Renal Care, Inc. 2019 Term Loan B	5.105% (1 Mo. LIBOR + 5.00%	)	6/26/2026	1,175	1,181,102
Total					7,124,063

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.12%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(d)	2.104% (1 Mo. LIBOR + 2.00%	)	11/30/2023	$1,507	$1,504,200

Insurance Brokerage 0.09%
Hub International Limited 2018 Term Loan B	2.926% (3 Mo. LIBOR + 2.75%	)	4/25/2025	1,158	1,146,135

Investments & Miscellaneous Financial Services 0.30%
HighTower Holdings LLC 2021 Delayed Draw Term Loan(j)	–	(i)	4/30/2028	382	383,710
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	4/30/2028	1,529	1,534,841
Hudson River Trading LLC 2021 Term Loan	3.104% (1 Mo. LIBOR + 3.00%	)	3/20/2028	1,963	1,958,878
Total					3,877,429

Machinery 0.11%
Vertical Midco GmbH USD Term Loan B (Germany)(d)	4.478% (6 Mo. LIBOR + 4.25%	)	7/30/2027	1,426	1,430,125

Managed Care 0.08%
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	5/10/2028	1,004	1,005,933

Media: Content 0.20%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.345% (1 Mo. LIBOR + 2.25%	)	1/17/2024	1,126	1,123,459
Univision Communications Inc. 2021 Term Loan B	–	(i)	5/5/2028	1,470	1,466,455
Total					2,589,914

Personal & Household Products 0.36%
Coty Inc. 2018 USD Term Loan B	2.331% (1 Mo. LIBOR + 2.25%	)	4/7/2025	1,859	1,793,926
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	95	11,938	(h)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	2,110	1,613,638
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	9/25/2024	1,196	1,198,989
Total					4,618,491

Rail 0.13%
Genesee & Wyoming Inc. (New) Term Loan	2.147% (3 Mo. LIBOR + 2.00%	)	12/30/2026	1,718	1,708,702

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.30%
Alterra Mountain Company Term Loan B1	2.854% (1 Mo. LIBOR + 2.75%	)	7/31/2024	$1,121	$1,109,533
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(d)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	1,198	1,194,152
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(d)	3.397% (3 Mo. LIBOR + 3.25%	)	11/12/2026	185	179,395
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(d)	3.397% (3 Mo. LIBOR + 3.25%	)	11/12/2026	1,396	1,355,248
Total					3,838,328

Restaurants 0.27%
IRB Holding Corp 2020 Term Loan B	3.75% (6 Mo. LIBOR +2.75%	)	2/5/2025	1,758	1,757,080
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	1,783	1,752,686
Total					3,509,766

Software/Services 0.98%
Cornerstone OnDemand, Inc. 2021 Term Loan B	3.341% (1 Mo. LIBOR + 3.25%	)	4/22/2027	951	951,563
LogMeIn, Inc. Term Loan B	4.827% (1 Mo. LIBOR + 4.75%	)	8/31/2027	3,983	3,981,081
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	–	(i)	5/3/2028	1,185	1,186,243
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028	1,138	1,143,172
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%	)	6/2/2028	1,513	1,519,514
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%	)	4/24/2028	1,404	1,401,716
Tibco Software Inc. 2020 Term Loan B3	3.86% (1 Mo. LIBOR + 3.75%	)	6/30/2026	1,185	1,183,587
Ultimate Software Group, Inc.(The) Term Loan B	3.854% (1 Mo. LIBOR + 3.75%	)	5/4/2026	1,198	1,199,913
Total					12,566,789

Specialty Retail 0.75%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(d)	4.25% (3 Mo. LIBOR + 3.75%	)	4/27/2028	884	885,928

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.073% (1 Mo. LIBOR + 2.00%	)	2/3/2024		$908	$909,214
Claire’s Stores, Inc. 2019 Term Loan B	6.604% (1 Mo. LIBOR + 6.50%	)	12/18/2026		679	655,682
CWGS Group, LLC 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	6/3/2028		133	132,482
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%	)	2/3/2028		682	678,627
Harbor Freight Tools USA, Inc. 2020 Term Loan B	3.75% (1 Mo. LIBOR + 3.00%	)	10/19/2027		909	910,064
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	5/4/2028		1,418	1,423,803
Michaels Companies, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	4/15/2028		721	725,387
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%	)	12/28/2027		756	752,773
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	3/3/2028		1,578	1,576,552
Winterfell Financing Sarl EUR Term Loan B(c)	3.50% (3 Mo. EURIBOR + 3.50%	)	5/4/2028	EUR	806	952,551
Total						9,603,063

Support: Services 1.05%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	4.25% (1 Mo. LIBOR + 3.75%	)	5/12/2028		$1,220	1,224,679
Avis Budget Car Rental, LLC 2020 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	8/6/2027		1,228	1,208,021
Brown Group Holding, LLC Term Loan B	3.25% (3 Mo. LIBOR + 2.75%	)	6/7/2028		1,206	1,201,617
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%	)	6/2/2028		1,658	1,656,067
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.188% (3 Mo. LIBOR + 7.00%	)	4/10/2026		1,300	1,323,289
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.398% (3 Mo. LIBOR + 3.25%	)	10/20/2025		1,940	1,894,376
Pike Corporation 2021 Incremental Term Loan B	3.11% (1 Mo. LIBOR + 3.00%	)	1/21/2028		596	595,705
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	2/17/2028		472	473,120

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/17/2027		$783	$789,262
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024		1,299	1,265,705
Trans Union, LLC 2019 Term Loan B5	1.854% (1 Mo. LIBOR + 1.75%	)	11/16/2026		989	983,903
WEX Inc. 2021 Term Loan	2.354% (1 Mo. LIBOR + 2.25%	)	3/31/2028		856	850,706
Total						13,466,450

Technology Hardware & Equipment 0.13%
Atlas CC Acquisition Corp. Term Loan C	6.00% (3 Mo. LIBOR + 4.25%	)	4/28/2028		258	258,980
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/1/2027		1,453	1,458,566
Total						1,717,546

Theaters & Entertainment 0.15%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.086% (1 Mo. LIBOR + 3.00%	)	4/22/2026		2,046	1,927,275
Total Floating Rate Loans (cost $103,509,663)						103,950,447

FOREIGN GOVERNMENT OBLIGATIONS 2.07%

Angola 0.26%
Republic of Angola†(d)	9.125%		11/26/2049		1,720	1,765,972
Republic of Angola†(d)	9.375%		5/8/2048		1,483	1,553,598
Total						3,319,570

Bermuda 0.13%
Bermuda Government International Bond†	2.375%		8/20/2030		896	898,240
Bermuda Government International Bond†	3.375%		8/20/2050		794	805,354
Total						1,703,594

Cayman Islands 0.11%
Ivory Coast Government International Bond†(c)	5.875%		10/17/2031	EUR	1,090	1,392,763

Costa Rica 0.11%
Costa Rica Government International Bond†(d)	7.158%		3/12/2045		$1,396	1,462,324

Egypt 0.22%
Arab Republic of Egypt†(d)	5.577%		2/21/2023		2,626	2,763,931

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ghana 0.08%
Republic of Ghana†(d)	6.375%	2/11/2027		$1,073	$1,080,736

Kenya 0.33%
Republic of Kenya†(d)	7.25%	2/28/2028		1,918	2,123,897
Republic of Kenya†(d)	8.25%	2/28/2048		1,924	2,122,653
Total					4,246,550

Mongolia 0.18%
Development Bank of Mongolia LLC†(d)	7.25%	10/23/2023		1,254	1,355,296
Republic of Mongolia†(d)	5.125%	4/7/2026		945	1,011,270
Total					2,366,566

Nigeria 0.05%
Republic of Nigeria†(d)	6.50%	11/28/2027		644	684,502

Oman 0.06%
Oman Sovereign Sukuk Co.†(d)	4.875%	6/15/2030		800	822,144

Pakistan 0.10%
Pakistan Government International Bond†(d)	6.875%	12/5/2027		1,201	1,250,747

Philippines 0.14%
Philippine Government International Bond(b)(d)	3.20%	7/6/2046		1,745	1,753,710

Senegal 0.10%
Senegal Government International Bond†(c)	5.375%	6/8/2037	EUR	1,071	1,252,159

Sri Lanka 0.10%
Republic of Sri Lanka†(d)	5.875%	7/25/2022		$1,539	1,308,150

United Arab Emirates 0.10%
Abu Dhabi Government International†(d)	3.125%	5/3/2026		1,107	1,211,375
Total Foreign Government Obligations (cost $25,128,232)					26,618,821

HIGH YIELD CORPORATE BONDS 63.63%

Advertising 0.58%
Arches Buyer, Inc.†	4.25%	6/1/2028		1,200	1,188,210
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		903	947,071
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		1,148	1,179,897
Match Group Holdings II LLC†	5.00%	12/15/2027		1,647	1,736,951
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026		2,357	2,362,241
Total					7,414,370

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace/Defense 1.03%
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026		$1,215	$1,273,624
Carrier Global Corp.	2.70%	2/15/2031		1,608	1,658,326
Raytheon Technologies Corp.	4.125%	11/16/2028		1,625	1,870,941
TransDigm, Inc.	5.50%	11/15/2027		5,757	6,008,869
TransDigm, Inc.†	6.25%	3/15/2026		1,048	1,106,950
TransDigm, Inc.	6.375%	6/15/2026		1,282	1,329,716
Total					13,248,426

Agency 0.11%
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070		1,480	1,440,455

Air Transportation 1.53%
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029		1,534	1,701,720
American Airlines Group, Inc.†	5.00%	6/1/2022		1,904	1,908,798
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		1,695	1,834,838
Azul Investments LLP†	5.875%	10/26/2024		2,071	2,021,513
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%	5/15/2034		357	385,991
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024		1,949	2,063,348
Delta Air Lines, Inc.†	7.00%	5/1/2025		2,118	2,473,132
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		1,773	1,972,579
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		1,195	1,284,831
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029		950	947,972
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		1,000	1,102,250
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029		1,115	1,239,885
United Airlines, Inc.†	4.625%	4/15/2029		684	708,795
Total					19,645,652

Auto Loans 0.73%
Ford Motor Co.	4.75%	1/15/2043		2,265	2,409,394
Ford Motor Credit Co. LLC	4.00%	11/13/2030		1,908	2,001,015
General Motors Financial Co., Inc.	2.70%	6/10/2031		1,873	1,883,722
General Motors Financial Co., Inc.	5.25%	3/1/2026		1,632	1,885,850
Mclaren Finance plc(c)	5.00%	8/1/2022	GBP	900	1,239,181
Total					9,419,162

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.69%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		$1,158	$1,193,296
Allison Transmission, Inc.†	3.75%		1/30/2031		2,455	2,416,015
Antofagasta plc (Chile)†(d)	2.375%		10/14/2030		1,164	1,122,969
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		1,643	1,793,252
Lear Corp.	3.80%		9/15/2027		492	542,767
Lear Corp.	4.25%		5/15/2029		1,100	1,239,368
Lear Corp.	5.25%		5/15/2049		468	591,839
Total						8,899,506

Automakers 1.21%
Ford Motor Co.	5.291%		12/8/2046		186	207,975
Ford Motor Co.	6.625%		10/1/2028		400	477,866
Ford Motor Co.	7.45%		7/16/2031		223	293,524
Ford Motor Co.	9.00%		4/22/2025		4,063	5,014,331
Ford Motor Co.	9.625%		4/22/2030		1,510	2,168,820
General Motors Co.	6.125%		10/1/2025		1,043	1,235,433
Mclaren Finance plc. (United Kingdom)†(d)	5.75%		8/1/2022		657	657,345
Tesla, Inc.†	5.30%		8/15/2025		3,585	3,710,081
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		1,693	1,827,768
Total						15,593,143

Banking 3.89%
Akbank TAS (Turkey)†(d)	6.80% (5 Yr. Swap rate + 6.02%	)#	6/22/2031		1,800	1,799,987
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(d)	5.50% (5 Yr Treasury CMT + 4.55%	)#	10/26/2031		1,884	1,946,976
Ally Financial, Inc.	8.00%		11/1/2031		1,543	2,219,264
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(d)	6.75% (USD Swap + 5.17%	)#	–	(k)	1,026	1,207,053
Banco Latinoamericano de Comercio Exterior SA (Panama)†(d)	2.375%		9/14/2025		1,307	1,341,616
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(k)	1,072	1,218,596
Bangkok Bank pcl (Hong Kong)†(d)	5.00% (5 Yr Treasury CMT + 4.73%	)#	–	(k)	2,106	2,224,842
Bank of America Corp.	4.45%		3/3/2026		1,137	1,291,975
BankUnited, Inc.	4.875%		11/17/2025		1,178	1,341,711
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,330,853
Fifth Third Bancorp	8.25%		3/1/2038		377	630,362

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Global Bank Corp. (Panama)†(d)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		$1,746	$1,834,173
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,020	1,110,043
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,100	1,230,530
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		1,156	1,186,288
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(k)	1,217	1,265,680
ING Groep NV (Netherlands)(d)	5.75% (5 Yr Treasury CMT + 4.34%	)#	–	(k)	2,044	2,265,641
Intesa Sanpaolo SpA (Italy)†(d)	4.198%		6/1/2032		1,821	1,869,862
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,306	1,436,724
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(k)	1,088	1,190,680
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125% (5 Yr. Swap rate + 3.70%	)#	1/1/2099	(k)	1,636	1,790,741
Morgan Stanley	3.125%		7/27/2026		1,144	1,240,687
OneMain Finance Corp.	4.00%		9/15/2030		2,501	2,482,242
Popular, Inc.	6.125%		9/14/2023		1,370	1,483,162
SVB Financial Group	3.125%		6/5/2030		1,247	1,329,603
SVB Financial Group	4.10% (10 Yr Treasury CMT + 3.06%	)#	–	(k)	1,230	1,248,444
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	6.50%		1/8/2026		3,575	3,671,686
UniCredit SpA (Italy)†(d)	5.861% (USD Swap + 3.70%	)#	6/19/2032		1,488	1,644,895
United Overseas Bank Ltd. (Singapore)†(d)	2.00% (5 Yr Treasury CMT + 1.23%	)#	10/14/2031		1,420	1,422,300
US Bancorp	3.00%		7/30/2029		1,090	1,182,004
Washington Mutual Bank(l)	6.875%		6/15/2011		1,250	125	(m)
Webster Financial Corp.	4.10%		3/25/2029		1,622	1,793,643
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031		893	901,386
Total						50,133,774

Beverages 0.42%
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,823,928
Brown-Forman Corp.	4.50%		7/15/2045		1,192	1,538,552
Suntory Holdings Ltd. (Japan)†(d)	2.25%		10/16/2024		1,913	1,984,711
Total						5,347,191

Brokerage 0.09%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(k)	1,091	1,208,610

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Building & Construction 0.92%
Beazer Homes USA, Inc.	7.25%	10/15/2029		$1,164	$1,296,603
Cellnex Finance Co. S.A.(b)	3.875%	7/7/2041		871	869,441
D.R. Horton, Inc.	2.60%	10/15/2025		697	735,056
Fluor Corp.	4.25%	9/15/2028		2,291	2,328,229
ITR Concession Co. LLC†	5.183%	7/15/2035		785	902,163
NVR, Inc.	3.00%	5/15/2030		2,122	2,253,318
PulteGroup, Inc.	6.375%	5/15/2033		1,715	2,270,849
Toll Brothers Finance Corp.	4.875%	3/15/2027		1,084	1,233,559
Total					11,889,218

Building Materials 0.80%
Allegion plc (Ireland)(d)	3.50%	10/1/2029		918	999,107
Ferguson Finance plc (United Kingdom)†(d)	3.25%	6/2/2030		1,929	2,086,294
Lennox International, Inc.	1.70%	8/1/2027		1,111	1,111,811
Masonite International Corp.†	5.375%	2/1/2028		952	1,011,943
Owens Corning, Inc.	4.30%	7/15/2047		1,670	1,945,700
Owens Corning, Inc.	4.40%	1/30/2048		755	896,514
Vertical Holdco GmbH†(c)	6.625%	7/15/2028	EUR	667	844,407
Vulcan Materials Co.	4.50%	6/15/2047		$1,186	1,440,513
Total					10,336,289

Cable & Satellite Television 1.46%
Cable One, Inc.†	4.00%	11/15/2030		1,926	1,935,630
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		2,783	2,922,567
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		1,467	1,519,673
CSC Holdings LLC†	5.50%	4/15/2027		1,257	1,323,168
CSC Holdings LLC†	5.75%	1/15/2030		1,274	1,324,960
CSC Holdings LLC†	6.50%	2/1/2029		1,046	1,159,868
DISH DBS Corp.	7.75%	7/1/2026		3,228	3,659,745
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		635	658,860
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		1,399	1,471,755
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031		2,867	2,877,178
Total					18,853,404

Chemicals 0.60%
CF Industries, Inc.†	4.50%	12/1/2026		1,047	1,202,827
Chemours Co. (The)†	5.75%	11/15/2028		1,291	1,382,687
FMC Corp.	3.45%	10/1/2029		1,050	1,145,524
Ingevity Corp.†	3.875%	11/1/2028		1,275	1,267,082

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Chemicals (continued)
OCP SA (Morocco)†(d)	3.75%		6/23/2031		$1,271	$1,286,570
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		293	303,513
Tronox, Inc.†	4.625%		3/15/2029		1,090	1,102,251
Total						7,690,454

Consumer/Commercial/Lease Financing 1.39%
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		559	606,250
CIT Group, Inc.	6.125%		3/9/2028		2,793	3,417,836
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030		901	898,297
Navient Corp.	6.125%		3/25/2024		1,728	1,870,353
Navient Corp.	6.75%		6/25/2025		2,209	2,448,588
Navient Corp.	6.75%		6/15/2026		872	975,114
OneMain Finance Corp.	7.125%		3/15/2026		1,617	1,885,357
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		1,589	1,572,323
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031		921	929,050
Triton Container International Ltd.†	2.05%		4/15/2026		1,690	1,700,508
Triton Container International Ltd.†	3.15%		6/15/2031		930	936,239
USAA Capital Corp.†	2.125%		5/1/2030		609	616,619
Total						17,856,534

Department Stores 0.36%
Kohl’s Corp.	5.55%		7/17/2045		1,411	1,691,509
Macy’s Retail Holdings LLC	4.50%		12/15/2034		846	800,007
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		864	930,277
Nordstrom, Inc.†	4.25%		8/1/2031		1,191	1,241,860
Total						4,663,653

Discount Stores 0.53%
Amazon.com, Inc.	5.20%		12/3/2025		3,295	3,868,343
Costco Wholesale Corp.	1.75%		4/20/2032		1,511	1,489,722
Dollar General Corp.	3.50%		4/3/2030		1,350	1,484,569
Total						6,842,634

Diversified Capital Goods 0.71%
Dover Corp.	2.95%		11/4/2029		1,320	1,421,003
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%	)#	–	(k)	1,283	1,258,944
Hillman Group, Inc. (The)†	6.375%		7/15/2022		1,311	1,313,491
Leggett & Platt, Inc.	4.40%		3/15/2029		974	1,114,982
Madison IAQ LLC†	4.125%		6/30/2028		1,177	1,190,241

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	3.25%	5/27/2025	$1,235	$1,342,139
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,338	1,437,775
Total				9,078,575

Electric: Distribution/Transportation 0.31%
Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,310,321
Empresa de Transmision Electrica SA (Panama)†(d)	5.125%	5/2/2049	1,205	1,342,268
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,311,283
Total				3,963,872

Electric: Generation 1.64%
Calpine Corp.†	3.75%	3/1/2031	1,350	1,287,461
Calpine Corp.†	4.625%	2/1/2029	1,513	1,491,735
Calpine Corp.†	5.00%	2/1/2031	1,101	1,097,697
Calpine Corp.†	5.125%	3/15/2028	963	981,215
Clearway Energy Operating LLC†	4.75%	3/15/2028	656	688,938
DPL, Inc.	4.35%	4/15/2029	1,363	1,481,015
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	1,887	1,999,522
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,852,812
NRG Energy, Inc.	5.75%	1/15/2028	3,273	3,495,646
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,076	1,150,391
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	673	698,372
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,522,836
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,890	3,358,643
Total				21,106,283

Electric: Integrated 1.72%
AES Corp. (The)†	2.45%	1/15/2031	995	986,091
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,445,372
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,217	1,371,200
Black Hills Corp.	4.35%	5/1/2033	1,155	1,346,834
El Paso Electric Co.	5.00%	12/1/2044	1,203	1,460,170
Electricite de France SA (France)†(d)	3.625%	10/13/2025	1,044	1,148,876
Enel Finance International NV (Netherlands)†(d)	2.65%	9/10/2024	1,493	1,570,398
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	1,829	2,005,369
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,214,071
FirstEnergy Corp.	4.40%	7/15/2027	2,118	2,305,673

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Integrated (continued)
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	$808	$854,100
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,868,139
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,207,161
PG&E Corp.	5.00%	7/1/2028	2,247	2,274,942
Union Electric Co.	2.625%	3/15/2051	1,064	1,020,721
Total				22,079,117

Electronics 0.99%
Amphenol Corp.	2.05%	3/1/2025	936	974,568
Amphenol Corp.	2.80%	2/15/2030	1,875	1,984,349
Flex Ltd.	4.875%	5/12/2030	1,277	1,483,854
FLIR Systems, Inc.	2.50%	8/1/2030	1,137	1,146,966
KLA Corp.	4.10%	3/15/2029	776	897,220
Lam Research Corp.	4.875%	3/15/2049	808	1,092,978
Microchip Technology, Inc.	4.25%	9/1/2025	978	1,027,061
Micron Technology, Inc.	5.327%	2/6/2029	1,388	1,678,728
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(d)	3.40%	5/1/2030	1,117	1,220,908
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	1,331	1,298,783
Total				12,805,415

Energy: Exploration & Production 6.47%
Antero Resources Corp.†	5.375%	3/1/2030	1,170	1,195,600
Apache Corp.	4.25%	1/15/2030	1,920	2,028,269
Apache Corp.	4.75%	4/15/2043	698	727,250
Apache Corp.	5.10%	9/1/2040	3,118	3,270,002
California Resources Corp.†	7.125%	2/1/2026	1,743	1,836,529
Callon Petroleum Co.	6.375%	7/1/2026	1,394	1,336,623
Callon Petroleum Co.†(b)	8.00%	8/1/2028	691	699,638
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211	2,173,192
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838	2,906,226
Comstock Resources, Inc.†	6.75%	3/1/2029	1,213	1,293,640
Continental Resources, Inc.	4.375%	1/15/2028	2,148	2,382,325
Continental Resources, Inc.†	5.75%	1/15/2031	2,835	3,398,456
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	2,120	2,211,669
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,172	1,232,481
Diamondback Energy, Inc.	3.50%	12/1/2029	2,522	2,702,131
Diamondback Energy, Inc.	4.40%	3/24/2051	3,011	3,399,218
Diamondback Energy, Inc.	4.75%	5/31/2025	515	580,415
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,178,621

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	$1,114	$1,189,384
EQT Corp.†	3.625%	5/15/2031	630	658,388
EQT Corp.	7.625%	2/1/2025	1,604	1,873,135
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	402	419,650
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	588	624,015
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234	1,314,525
Indigo Natural Resources LLC†	5.375%	2/1/2029	904	945,846
Laredo Petroleum, Inc.	10.125%	1/15/2028	2,341	2,577,441
Matador Resources Co.	5.875%	9/15/2026	838	864,271
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	1,812	1,891,583
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	3,885	4,149,297
Murphy Oil Corp.	5.875%	12/1/2027	1,175	1,228,022
Murphy Oil Corp.	6.375%	7/15/2028	1,140	1,203,498
Occidental Petroleum Corp.	3.50%	8/15/2029	2,325	2,336,439
Occidental Petroleum Corp.	4.40%	8/15/2049	1,017	977,698
Occidental Petroleum Corp.	6.125%	1/1/2031	3,785	4,457,897
Occidental Petroleum Corp.	6.625%	9/1/2030	837	1,005,446
Occidental Petroleum Corp.	7.50%	5/1/2031	481	606,680
Ovintiv, Inc.	6.50%	8/15/2034	579	765,583
Ovintiv, Inc.	6.50%	2/1/2038	1,419	1,892,212
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	802	868,851
PDC Energy, Inc.	5.75%	5/15/2026	2,368	2,476,762
Range Resources Corp.	5.00%	3/15/2023	911	945,240
Range Resources Corp.†	8.25%	1/15/2029	1,900	2,144,654
SM Energy Co.	6.625%	1/15/2027	2,149	2,212,395
SM Energy Co.	6.75%	9/15/2026	2,506	2,552,987
Southwestern Energy Co.	6.45%	1/23/2025	1,106	1,226,626
Southwestern Energy Co.	7.75%	10/1/2027	1,120	1,216,594
Southwestern Energy Co.	8.375%	9/15/2028	1,608	1,819,211
Texaco Capital, Inc.	8.625%	11/15/2031	722	1,147,025
Viper Energy Partners LP†	5.375%	11/1/2027	1,155	1,206,519
Total				83,350,159

Environmental 0.09%
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,183,965

Food & Drug Retailers 0.22%
Rite Aid Corp.	7.70%	2/15/2027	1,318	1,257,267
Rite Aid Corp.†	8.00%	11/15/2026	1,549	1,574,179
Total				2,831,446

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale 2.12%
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	$1,342	$1,331,935
Campbell Soup Co.	3.125%	4/24/2050	2,321	2,261,345
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,367,642
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	1,241	1,279,409
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	2,538	2,791,800
Kraft Heinz Foods Co.	4.375%	6/1/2046	4,263	4,838,654
Kraft Heinz Foods Co.	4.875%	10/1/2049	1,975	2,402,759
Kraft Heinz Foods Co.	5.00%	6/4/2042	813	994,620
Kraft Heinz Foods Co.	5.20%	7/15/2045	1,302	1,619,384
McCormick & Co., Inc.	2.50%	4/15/2030	1,046	1,079,101
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	1,455	1,513,200
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	1,214	1,339,953
Smithfield Foods, Inc.†	5.20%	4/1/2029	1,021	1,189,649
Sysco Corp.	2.40%	2/15/2030	1,250	1,272,450
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,984	2,000,910
Total				27,282,811

Forestry/Paper 0.27%
Klabin Austria GmbH (Austria)†(d)	3.20%	1/12/2031	1,209	1,189,922
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	1,147	1,204,350
Weyerhaeuser Co.	7.375%	3/15/2032	716	1,034,147
Total				3,428,419

Gaming 2.14%
Boyd Gaming Corp.	4.75%	12/1/2027	1,201	1,244,536
Caesars Entertainment, Inc.†	8.125%	7/1/2027	3,047	3,392,682
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	1,593	1,614,904
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	619	653,045
Churchill Downs, Inc.†	4.75%	1/15/2028	1,137	1,178,051
Churchill Downs, Inc.†	5.50%	4/1/2027	671	700,773
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278	1,378,630
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,666	1,984,620
Melco Resorts Finance Ltd. (Hong Kong)†(d)	5.75%	7/21/2028	1,262	1,334,565
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025	889	951,559
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	1,209	1,212,023
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,695	2,819,374
Penn National Gaming, Inc.†	5.625%	1/15/2027	1,136	1,181,440

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2021

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Gaming (continued)
Scientific Games International, Inc.†	7.00%		5/15/2028		$1,136	$1,243,011
Scientific Games International, Inc.†	7.25%		11/15/2029		1,145	1,294,589
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%		7/15/2026		1,147	1,188,659
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		1,255	1,351,572
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025		1,124	1,213,122
Wynn Macau Ltd. (Macau)†(d)	5.125%		12/15/2029		994	1,026,394
Wynn Macau Ltd. (Macau)†(d)	5.625%		8/26/2028		504	526,998
Total						27,490,547

Gas Distribution 1.65%
AI Candelaria Spain SLU (Spain)†(d)	5.75%		6/15/2033		1,095	1,128,967
AI Candelaria Spain SLU (Spain)†(d)	7.50%		12/15/2028		1,300	1,455,831
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		3,170	2,980,751
Colonial Enterprises, Inc.†	3.25%		5/15/2030		748	809,455
Eastern Energy Gas Holdings LLC	3.60%		12/15/2024		784	849,691
Eastern Gas Transmission & Storage, Inc.(b)	3.60%		12/15/2024		782	846,257
Energy Transfer LP	6.50% (5 Yr Treasury CMT + 5.69%	)#	–	(k)	1,317	1,345,974
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		1,145	1,274,992
NGPL PipeCo LLC†	3.25%		7/15/2031		1,215	1,253,478
NGPL PipeCo LLC†	4.875%		8/15/2027		2,012	2,307,368
Northern Natural Gas Co.†	4.30%		1/15/2049		811	960,872
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125	1,275,241
Sabine Pass Liquefaction LLC	4.50%		5/15/2030		909	1,050,112
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.55%		11/1/2028		1,306	1,460,284
Western Midstream Operating LP	5.30%		2/1/2030		2,002	2,247,986
Total						21,247,259

Health Facilities 2.45%
AHP Health Partners, Inc.†	9.75%		7/15/2026		693	746,396
Ascension Health	3.945%		11/15/2046		1,017	1,248,028
HCA, Inc.	5.50%		6/15/2047		3,862	5,038,465
HCA, Inc.	7.05%		12/1/2027		390	478,360
HCA, Inc.	7.58%		9/15/2025		552	667,920
HCA, Inc.	7.69%		6/15/2025		1,240	1,511,250
HCA, Inc.	8.36%		4/15/2024		261	308,880
Legacy LifePoint Health LLC†	4.375%		2/15/2027		1,635	1,657,073

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Health Facilities (continued)
Memorial Sloan-Kettering Cancer Center	4.20%		7/1/2055	$1,478	$1,900,378
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049	1,566	1,730,244
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	1,192	1,265,117
New York & Presbyterian Hospital (The)	4.063%		8/1/2056	1,020	1,276,690
NYU Langone Hospitals	4.368%		7/1/2047	1,191	1,440,436
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	1,160	1,219,809
Quest Diagnostics, Inc.	2.80%		6/30/2031	896	936,494
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%		1/17/2028	1,512	1,613,130
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026	996	1,074,908
Seattle Children’s Hospital	2.719%		10/1/2050	1,022	1,007,308
Surgery Center Holdings, Inc.†	10.00%		4/15/2027	1,129	1,243,052
Tenet Healthcare Corp.†	6.125%		10/1/2028	2,221	2,373,116
Tenet Healthcare Corp.	6.75%		6/15/2023	1,513	1,652,953
Universal Health Services, Inc.†	2.65%		10/15/2030	1,146	1,153,770
Total					31,543,777

Health Services 0.43%
CVS Health Corp.	3.625%		4/1/2027	1,079	1,196,390
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	1,379	1,441,972
Montefiore Obligated Group	5.246%		11/1/2048	1,553	1,877,566
RP Escrow Issuer LLC†	5.25%		12/15/2025	975	1,020,835
Total					5,536,763

Hotels 0.65%
Genting New York LLC / GENNY Capital, Inc.†	3.30%		2/15/2026	1,306	1,321,116
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	2,132	2,280,174
Host Hotels & Resorts LP	3.50%		9/15/2030	1,746	1,834,203
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	1,138	1,215,355
Travel + Leisure Co.	6.00%		4/1/2027	1,612	1,775,868
Total					8,426,716

Insurance Brokerage 0.26%
Brown & Brown, Inc.	2.375%		3/15/2031	1,370	1,370,784
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	1,230	1,388,918
HUB International Ltd.†	7.00%		5/1/2026	573	595,674
Total					3,355,376

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Integrated Energy 1.27%
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	$1,065	$1,219,123
Cenovus Energy, Inc. (Canada)(d)	5.40%	6/15/2047	1,743	2,161,512
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,195,825
Lukoil Securities BV (Netherlands)†(d)	3.875%	5/6/2030	1,150	1,217,172
Occidental Petroleum Corp.	4.10%	2/15/2047	735	685,391
Petroleos Mexicanos (Mexico)(d)	5.95%	1/28/2031	1,389	1,351,150
Petroleos Mexicanos (Mexico)(d)	6.84%	1/23/2030	2,317	2,390,565
Qatar Petroleum(b)	3.30%	7/12/2051	1,100	1,100,000
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	4.375%	4/16/2049	1,441	1,663,490
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,473	2,187,597
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	1,185	1,210,063
Total				16,381,888

Investments & Miscellaneous Financial Services 0.52%
AG Issuer LLC†	6.25%	3/1/2028	1,140	1,205,339
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	2,083	2,056,136
MSCI, Inc.†	4.00%	11/15/2029	1,167	1,234,604
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,377	1,605,956
United Airlines, Inc.†	4.375%	4/15/2026	615	637,404
Total				6,739,439

Life Insurance 0.40%
AIA Group Ltd. (Hong Kong)†(d)	3.375%	4/7/2030	1,304	1,441,890
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	1,456	1,673,727
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	889	1,065,984
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	724	943,418
Total				5,125,019

Machinery 0.34%
IDEX Corp.	3.00%	5/1/2030	1,082	1,145,612
Roper Technologies, Inc.	1.75%	2/15/2031	1,917	1,844,006
Xylem, Inc.	3.25%	11/1/2026	1,231	1,349,418
Total				4,339,036

Managed Care 1.02%
Anthem, Inc.	2.25%	5/15/2030	1,799	1,817,164
Centene Corp.(b)	2.45%	7/15/2028	988	1,002,573

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Managed Care (continued)
Centene Corp.	2.50%	3/1/2031		$1,253	$1,237,337
Centene Corp.	3.375%	2/15/2030		2,131	2,230,464
Centene Corp.	4.25%	12/15/2027		1,513	1,596,215
Centene Corp.	4.625%	12/15/2029		2,201	2,423,345
Centene Corp.†	5.375%	6/1/2026		581	607,871
Kaiser Foundation Hospitals	4.15%	5/1/2047		873	1,088,942
Molina Healthcare, Inc.†	3.875%	11/15/2030		1,131	1,179,198
Total					13,183,109

Media: Content 1.33%
Activision Blizzard, Inc.	2.50%	9/15/2050		1,687	1,518,177
AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,355,707
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		2,019	1,309,927
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		2,255	1,110,588
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	3,466	4,736,219
Netflix, Inc.†(c)	3.625%	6/15/2030	EUR	1,020	1,440,781
Netflix, Inc.†(c)	3.875%	11/15/2029	EUR	765	1,094,188
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,485,834
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		1,122	1,190,722
Playtika Holding Corp. (Israel)†(d)	4.25%	3/15/2029		852	853,116
Total					17,095,259

Media: Diversified 0.33%
Cable Onda SA (Panama)†(d)	4.50%	1/30/2030		1,365	1,441,645
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030		1,486	1,589,356
Urban One, Inc.†	7.375%	2/1/2028		1,159	1,253,186
Total					4,284,187

Medical Products 0.36%
Alcon Finance Corp.†	2.60%	5/27/2030		1,552	1,586,706
Boston Scientific Corp.	7.00%	11/15/2035		973	1,425,460
Edwards Lifesciences Corp.	4.30%	6/15/2028		1,411	1,639,331
Total					4,651,497

Metals/Mining (Excluding Steel) 2.10%
Alcoa Nederland Holding BV (Netherlands)†(d)	4.125%	3/31/2029		1,745	1,822,539
Anglo American Capital plc (United Kingdom)†(d)	3.95%	9/10/2050		1,101	1,197,919
Anglo American Capital plc (United Kingdom)†(d)	5.625%	4/1/2030		1,100	1,347,926

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	$997	$1,050,359
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031	1,190	1,251,035
Cleveland-Cliffs, Inc.†	9.875%	10/17/2025	518	607,749
Corp. Nacional del Cobre de Chile (Chile)†(d)	3.75%	1/15/2031	998	1,089,638
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%	4/1/2031	2,932	3,140,656
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,375	1,436,875
Freeport-McMoRan, Inc.	4.25%	3/1/2030	2,039	2,186,827
Freeport-McMoRan, Inc.	4.375%	8/1/2028	1,084	1,146,330
Freeport-McMoRan, Inc.	4.625%	8/1/2030	1,277	1,400,058
Glencore Funding LLC†	3.875%	4/27/2051	952	999,353
Hecla Mining Co.	7.25%	2/15/2028	1,053	1,151,719
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528	1,570,662
Mirabela Nickel Ltd. (Australia)(d)	1.00%	9/10/2044	15	2	(m)
Newmont Corp.	2.25%	10/1/2030	2,118	2,114,118
Novelis Corp.†	4.75%	1/30/2030	1,571	1,651,514
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	691	745,559
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,124,989
Total				27,035,827

Monoline Insurance 0.15%
Fidelity National Financial, Inc.	4.50%	8/15/2028	1,693	1,945,481

Multi-Line Insurance 0.10%
Assurant, Inc.	3.70%	2/22/2030	1,158	1,256,167

Non-Electric Utilities 0.12%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,478,393

Oil Field Equipment & Services 0.87%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	1,779	2,102,796
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%	9/30/2040	2,701	2,690,901
Oceaneering International, Inc.	4.65%	11/15/2024	1,454	1,465,632
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	2,112,689
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	501	507,413
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,051	1,101,042
TechnipFMC plc (United Kingdom)†(d)	6.50%	2/1/2026	1,172	1,265,792
Total				11,246,265

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.46%
Ball Corp.	2.875%	8/15/2030	$2,506	$2,463,073
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,590,985
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,346,200
Silgan Holdings, Inc.†	1.40%	4/1/2026	562	557,102
Total				5,957,360

Paints & Coatings 0.34%
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,324,114
Assurant, Inc.	2.65%	1/15/2032	1,575	1,574,118
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,169	1,454,780
Total				4,353,012

Personal & Household Products 0.75%
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,589,857
Hasbro, Inc.	5.10%	5/15/2044	1,761	2,162,680
Mattel, Inc.†	5.875%	12/15/2027	512	558,776
Newell Brands, Inc.	4.70%	4/1/2026	2,705	3,019,781
Newell Brands, Inc.	5.875%	4/1/2036	1,082	1,338,402
Total				9,669,496

Pharmaceuticals 0.74%
Bausch Health Cos, Inc.†	5.00%	2/15/2029	59	55,092
Bausch Health Cos, Inc.†	5.25%	1/30/2030	986	918,213
Bausch Health Cos, Inc.†	5.25%	2/15/2031	497	465,341
Biogen, Inc.	3.15%	5/1/2050	2,338	2,301,132
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg)†(d)	6.125%	4/1/2029	1,015	995,969
Jazz Securities DAC (Ireland)†(d)	4.375%	1/15/2029	1,088	1,129,398
Pfizer, Inc.	2.625%	4/1/2030	935	996,971
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	1,403	1,280,326
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,319,452
Total				9,461,894

Printing & Publishing 0.12%
News Corp.†	3.875%	5/15/2029	1,559	1,576,539

Rail 0.14%
Central Japan Railway Co. (Japan)†(d)	4.25%	11/24/2045	1,524	1,848,746

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.63%
Canary Wharf Group Investment \Holdings plc†(c)	3.375%	4/23/2028	GBP	875	$1,223,845
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(d)	3.625%	5/13/2031		$1,186	1,208,706
CoStar Group, Inc.†	2.80%	7/15/2030		1,100	1,119,251
Hunt Cos., Inc.†	5.25%	4/15/2029		2,981	2,900,856
Kennedy-Wilson, Inc.	4.75%	3/1/2029		814	839,592
Kennedy-Wilson, Inc.	5.00%	3/1/2031		814	838,420
Total					8,130,670

Real Estate Investment Trusts 1.03%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		1,019	993,816
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		1,916	2,129,351
American Homes 4 Rent LP(b)	3.375%	7/15/2051		232	227,272
American Homes 4 Rent LP	4.90%	2/15/2029		859	999,532
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030		1,373	1,306,877
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,137	1,315,656
Goodman US Finance Three LLC†	3.70%	3/15/2028		769	834,329
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		1,154	1,155,442
Prologis LP	4.375%	2/1/2029		1,106	1,305,145
Rayonier LP	2.75%	5/17/2031		1,674	1,691,673
Vornado Realty LP	3.40%	6/1/2031		1,218	1,260,652
Total					13,219,745

Recreation & Travel 1.12%
Carnival Corp.†	5.75%	3/1/2027		1,212	1,271,085
Carnival Corp.†	7.625%	3/1/2026		748	813,450
Carnival Corp.†	9.875%	8/1/2027		1,155	1,349,924
Carnival Corp.†	11.50%	4/1/2023		2,462	2,773,874
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026		360	377,786
NCL Corp. Ltd.†	5.875%	3/15/2026		1,318	1,383,524
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		1,318	1,260,772
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		1,374	1,509,717
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		2,070	2,388,387
Viking Cruises Ltd.†	13.00%	5/15/2025		1,125	1,325,745
Total					14,454,264

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Reinsurance 0.37%
AXIS Specialty Finance plc (United Kingdom)(d)	5.15%	4/1/2045		$1,595	$1,925,723
PartnerRe Finance B LLC	3.70%	7/2/2029		1,237	1,376,055
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934	1,455,979
Total					4,757,757

Restaurants 0.38%
IRB Holding Corp.†	7.00%	6/15/2025		843	912,143
Starbucks Corp.	4.45%	8/15/2049		1,287	1,599,455
Stonegate Pub Co. Financing 2019 plc(c)	8.00%	7/13/2025	GBP	383	550,307
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	1,221	1,770,111
Total					4,832,016

Software/Services 2.87%
Autodesk, Inc.	3.50%	6/15/2027		$1,446	1,594,681
Banff Merger Sub, Inc.†	9.75%	9/1/2026		1,003	1,056,911
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		6,597	6,611,514
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		1,265	1,291,881
Global Payments, Inc.	2.90%	5/15/2030		1,747	1,822,436
Global Payments, Inc.	4.15%	8/15/2049		1,042	1,197,526
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		937	985,199
GrubHub Holdings, Inc.†	5.50%	7/1/2027		1,218	1,281,945
Intuit, Inc.	1.65%	7/15/2030		1,150	1,131,559
Match Group Holdings II LLC†	4.125%	8/1/2030		2,076	2,116,482
PayPal Holdings, Inc.	3.25%	6/1/2050		2,136	2,328,856
PTC, Inc.†	3.625%	2/15/2025		570	588,958
PTC, Inc.†	4.00%	2/15/2028		1,077	1,116,327
salesforce.com, Inc.	3.70%	4/11/2028		1,580	1,801,821
ServiceNow, Inc.	1.40%	9/1/2030		1,297	1,218,390
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038		1,245	1,358,110
Twilio, Inc.	3.625%	3/15/2029		3,159	3,226,129
Twilio, Inc.	3.875%	3/15/2031		3,004	3,086,610
VeriSign, Inc.	2.70%	6/15/2031		613	623,531
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		1,087	1,134,861
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		1,372	1,413,702
Total					36,987,429

Specialty Retail 1.36%
AutoNation, Inc.	4.75%	6/1/2030		684	809,871
Best Buy Co., Inc.	4.45%	10/1/2028		1,332	1,549,798

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Carvana Co.†	5.625%	10/1/2025	$1,252	$1,304,903
Carvana Co.†	5.875%	10/1/2028	1,760	1,854,318
Gap, Inc. (The)†	8.875%	5/15/2027	1,054	1,222,319
L Brands, Inc.	6.875%	11/1/2035	2,257	2,860,748
Levi Strauss & Co.†	3.50%	3/1/2031	1,189	1,185,730
Meituan (China)†(d)	2.125%	10/28/2025	2,381	2,364,163
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,180	1,243,112
Penske Automotive Group, Inc.	3.50%	9/1/2025	751	780,308
Tiffany & Co.	4.90%	10/1/2044	1,816	2,353,231
Total				17,528,501

Steel Producers/Products 0.37%
CSN Inova Ventures (Brazil)†(d)	6.75%	1/28/2028	901	997,632
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031	1,280	1,309,261
United States Steel Corp.	6.875%	3/1/2029	2,294	2,457,448
Total				4,764,341

Support: Services 1.65%
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	1,305,230
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	1,181	1,231,399
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700	995,667
Georgetown University (The)	2.943%	4/1/2050	1,246	1,260,480
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,801	1,774,435
Hertz Corp. (The)†(l)	5.50%	10/15/2024	987	996,036
Hertz Corp. (The)†(l)	6.00%	1/15/2028	1,887	2,032,309
Johns Hopkins University	2.813%	1/1/2060	692	698,245
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	1,080	1,116,493
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,211,120
Presidio Holdings, Inc.†	4.875%	2/1/2027	1,121	1,155,482
Quanta Services, Inc.	2.90%	10/1/2030	914	948,940
Uber Technologies, Inc.†	6.25%	1/15/2028	808	871,194
Uber Technologies, Inc.†	7.50%	9/15/2027	324	356,499
Uber Technologies, Inc.†	8.00%	11/1/2026	1,265	1,366,655
United Rentals North America, Inc.	3.875%	2/15/2031	552	562,350
United Rentals North America, Inc.	4.00%	7/15/2030	1,168	1,205,376
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,103,158
Total				21,191,068

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.36%
Motorola Solutions, Inc.	4.60%	5/23/2029	$1,513	$1,765,986
Switch Ltd.†	3.75%	9/15/2028	1,106	1,122,037
Western Digital Corp.	4.75%	2/15/2026	1,570	1,746,625
Total				4,634,648

Telecommunications Equipment 0.06%
Xiaomi Best Time International Ltd. (Hong Kong)†(d)	3.375%	4/29/2030	692	720,422

Telecommunications: Satellite 0.28%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	2,264	2,397,033
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111	1,246,742
Total				3,643,775

Telecommunications: Wireless 1.32%
American Tower Corp.	2.95%	1/15/2025	1,132	1,204,857
Crown Castle International Corp.	4.15%	7/1/2050	762	873,121
SBA Communications Corp.	3.875%	2/15/2027	2,561	2,636,229
Sprint Capital Corp.	6.875%	11/15/2028	4,687	6,016,936
T-Mobile USA, Inc.	3.375%	4/15/2029	2,457	2,541,579
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099	1,232,254
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.25%	1/31/2031	2,494	2,453,529
Total				16,958,505

Telecommunications: Wireline Integrated & Services 0.76%
Altice France Holding SA (Luxembourg)†(d)	6.00%	2/15/2028	934	931,366
Altice France Holding SA (Luxembourg)†(d)	10.50%	5/15/2027	1,789	1,990,289
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,549	1,603,339
Frontier Communications Holdings LLC†	5.875%	10/15/2027	882	945,945
Frontier Communications Holdings LLC†	6.75%	5/1/2029	523	557,136
VTR Comunicaciones SpA (Chile)†(d)	5.125%	1/15/2028	327	342,361
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	1,122	1,157,063
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	1,051	1,045,083
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	1,183	1,209,783
Total				9,782,365

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Theaters & Entertainment 0.31%
Cinemark USA, Inc.†	5.25%	7/15/2028		$1,303	$1,337,204
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		1,216	1,223,126
Pinnacle Bidco plc†(c)	5.50%	2/15/2025	EUR	1,129	1,375,312
Total					3,935,642

Transportation: Infrastructure/Services 0.69%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.375%	7/3/2029		$1,680	1,762,376
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	6.00%	11/18/2048		1,908	2,081,824
Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035		1,000	1,224,305
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,736	1,984,651
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.375%	11/15/2024		1,675	1,778,951
Total					8,832,107

Trucking & Delivery 0.15%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035		1,923	1,915,689
Total High Yield Corporate Bonds (cost $760,979,282)					819,110,533

MUNICIPAL BONDS 2.74%

Air Transportation 0.08%
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041		950	1,058,473

Education 0.53%
California State University	3.899%	11/1/2047		1,975	2,309,234
Ohio University	5.59%	12/1/2114		1,000	1,438,343
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		1,070	1,182,544
Regents of the University of California Medical Center	3.006%	5/15/2050		885	912,528
Regents of the University of California Medical Center	6.548%	5/15/2048		600	937,844
Total					6,780,493

General Obligation 0.74%
City of Chicago IL	6.314%	1/1/2044		475	625,203
City of Chicago IL	7.781%	1/1/2035		405	564,077
City of Portland OR	7.701%	6/1/2022		550	586,518
Commonwealth of Pennsylvania	5.45%	2/15/2030		836	1,040,153
District of Columbia	5.591%	12/1/2034		795	1,028,914

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)
State of Illinois	5.10%	6/1/2033	$4,010	$4,718,362
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855	1,026,325
Total				9,589,552

Lease Obligation 0.07%
State of Wisconsin	3.294%	5/1/2037	790	895,652

Miscellaneous 0.30%
County of Miami-Dade FL	2.786%	10/1/2037	575	579,075
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	1,210	1,694,677
New York City Industrial Development Agency†	11.00%	3/1/2029	1,135	1,538,980
Total				3,812,732

Revenue - Utilities - Other 0.11%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/2041	980	1,367,088

Tax Revenue 0.31%
Massachusetts School Building Authority	5.715%	8/15/2039	1,220	1,726,714
Memphis-Shelby County Industrial Development Board	7.00%	7/1/2045	1,415	1,431,292
New York State Dormitory Authority	3.19%	2/15/2043	310	339,590
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	455	451,565
Total				3,949,161

Taxable Revenue - Water & Sewer 0.05%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	390	384,935
City & County Honolulu HI Wastewater System Revenue	2.574%	7/1/2041	260	263,297
Total				648,232

Transportation 0.35%
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	787	834,947
Metropolitan Transportation Authority	5.175%	11/15/2049	1,000	1,356,643
Metropolitan Transportation Authority	6.668%	11/15/2039	525	766,558
New Jersey Transportation Trust Fund Authority	4.081%	6/15/2039	280	317,122
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	1,075	1,228,987
Total				4,504,257

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 0.20%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	$1,030	$1,426,764
Port of Seattle WA	3.755%		5/1/2036	1,105	1,212,618
Total					2,639,382
Total Municipal Bonds (cost $32,116,830)					35,245,022

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.56%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(n)	12/25/2059	360	362,927
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.023% (1 Mo. LIBOR + .95%	)#	6/15/2035	2,083	2,085,878
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(n)	12/15/2051	1,011	1,152,248
BBCMS Mortgage Trust 2019-BWAY A†	1.029% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,750	1,747,116
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(n)	8/15/2052	2,892	2,902,556	(e)
BHMS 2018-ATLS A†	1.323% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	3,300	3,307,232
BX 2021-MFM1 B†	1.023% (1 Mo. LIBOR + .95%	)#	1/15/2034	400	400,619
BX 2021-MFM1 C†	1.273% (1 Mo. LIBOR + 1.20%	)#	1/15/2034	250	250,417
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829	873,126
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	1,340	1,226,427	(e)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.909%	#(n)	2/10/2049	480	507,121
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(n)	4/15/2049	828	638,039
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(n)	9/10/2047	1,161	1,250,463
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	450	455,180
COMM Mortgage Trust 2020-SBX C†	2.056%	#(n)	1/10/2038	350	351,659
COMM Mortgage Trust 2020-SBX D†	2.399%	#(n)	1/10/2038	500	501,433
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.503% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	3,000	3,014,755
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.673% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	924	926,949
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(n)	2/25/2050	938	949,932
Credit Suisse Mortgage Capital Certificates 2021-BRIT A	3.709%		5/15/2023	3,920	3,931,065	(e)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(n)	1/25/2060	544	550,907
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	780	821,664

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	$800	$842,128
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	383	388,365
Great Wolf Trust 2019-WOLF A†	1.107% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,317	3,323,122
Great Wolf Trust 2019-WOLF D†	2.006% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	2,923	2,910,046
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.843% (1 Mo. LIBOR + 2.75%	)#	11/21/2035	650	651,329
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.743% (1 Mo. LIBOR + 3.65%	)#	11/21/2035	500	504,894
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.793% (1 Mo. LIBOR + 5.70%	)#	11/21/2035	100	101,418
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.573% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	4,000	4,009,107
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	550	453,052
Hilton Orlando Trust 2018-ORL A†	0.993% (1 Mo. LIBOR + .92%	)#	12/15/2034	557	557,995
HPLY Trust 2019-HIT A†	1.073% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	1,043	1,044,820
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.023%	#(n)	3/15/2050	821	871,561
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,000	1,010,128
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	550	575,184
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490	505,061
KKR Industrial Portfolio Trust 2021-KDIP D†	1.323% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	350	350,480
KKR Industrial Portfolio Trust 2021-KDIP E†	1.623% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	570	570,186
KKR Industrial Portfolio Trust 2021-KDIP F†	2.123% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	626	626,193
Life Mortgage Trust 2021-BMR E†	1.823% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	1,200	1,206,167
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%#(n)		1/26/2060	348	352,233
One New York Plaza Trust 2020-1NYP B†	1.573% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	600	605,566
One New York Plaza Trust 2020-1NYP C†	2.273% (1 Mo. LIBOR + 2.20%	)#	1/15/2026	1,380	1,396,798

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust 2020-1NYP D†	2.823% (1 Mo. LIBOR + 2.75%	)#	1/15/2026	$500	$506,946
PFP Ltd. 2019-6 A†	1.125% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	994	993,728
PFP Ltd. 2019-6 C†	2.175% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	1,995	1,995,722
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(n)	2/25/2024	253	256,803
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	2,310	2,269,905
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(n)	2/25/2050	512	518,259
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	552	559,882
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.083% (1 Mo. LIBOR + 1.01%	)#	2/15/2037	582	582,036
Total Non-Agency Commercial Mortgage-Backed Securities (cost $58,156,153)					58,746,827

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.07%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon			14	376,998	(e)
ACBL Holdings Corp. Series B	Zero Coupon			17	583,188	(e)
Total Preferred Stocks (cost $765,325)					960,186
Total Long-Term Investments (cost $1,197,083,570)					1,265,903,182

				Principal Amount (000)
SHORT-TERM INVESTMENTS 1.52%

Repurchase Agreements 1.38%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $18,062,700 of U.S. Treasury Note at .099% due 1/31/2023; value: $18,074,274; proceeds: $17,719,800 (cost $17,719,800)				$17,720	17,719,800

				Shares (000)
Money Market Funds 0.13%
Fidelity Government Portfolio(o) (cost $1,671,074)				1,671	1,671,074

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares (000)	Fair Value
Time Deposits 0.01%
Citibank N.A.(o) (cost $185,675)	186	$185,675
Total Short-Term Investments (cost $19,576,549)		19,576,549
Total Investments in Securities 99.85% (cost $1,216,660,119)		1,285,479,731
Less Unfunded Loan Commitments (0.04)% (cost $465,912)		(467,504)
Net Investments 99.82% (cost $1,216,194,207)		1,285,012,227
Other Assets and Liabilities – Net(p) 0.18%		2,334,750
Net Assets 100.00%		$1,287,346,977

AUD	Australian dollar
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIB
OR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $554,822,377, which represents 43.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(h)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Security partially/fully unfunded.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Defaulted (non-income producing security).
(m)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2021(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Bank of America	1.00%	6/20/2026	$18,621,000	$18,133,122	$654,941	$(167,063)
Markit CDX. NA.HY.36(4)(6)	Bank of America	5.00%	6/20/2026	56,113,000	61,858,519	(5,395,015)	(350,504)
						$(4,740,074)	$(517,567)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $517,567.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at June 30, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable/ Receivable at Fair Value(4)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	$ 500,000	$ 493,343	$(6,197)	$(460)	$(6,657)
Markit CMBX. NA.AA.8	Citibank	1.50%	10/17/2057	1,000,000	1,008,924	5,080	3,844	8,924
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	1,200,000	1,106,679	(128,810)	35,489	(93,321)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	1,200,000	1,093,968	(150,940)	44,908	(106,032)
Markit CMBX. NA.BBB-.12	Morgan Stanley	3.00%	8/17/2061	1,200,000	1,156,480	(82,823)	39,303	(43,520)
						$(363,690)	$123,084	$(240,606)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $123,544. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $460.
(4)	Includes upfront payments received.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	State Street Bank and Trust	9/1/2021	1,615,000	$1,250,559	$1,211,488	$39,071
British pound	Sell	Barclays Bank plc	9/8/2021	3,549,000	5,025,405	4,910,072	115,333
Euro	Sell	J.P. Morgan	9/10/2021	363,000	441,164	431,037	10,127
Euro	Sell	J.P. Morgan	9/10/2021	122,000	148,673	144,866	3,807
Euro	Sell	State Street Bank and Trust	9/10/2021	13,690,000	16,631,995	16,255,917	376,078
Euro	Sell	State Street Bank and Trust	9/10/2021	720,000	873,921	854,950	18,971
Euro	Sell	State Street Bank and Trust	9/10/2021	315,000	375,347	374,041	1,306
Japanese yen	Sell	Morgan Stanley	8/6/2021	214,500,000	1,971,741	1,931,335	40,406
Japanese yen	Sell	State Street Bank and Trust	8/6/2021	42,246,000	384,602	380,378	4,224
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$609,323

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2021	12	Long	$1,759,500	$1,766,438	$6,938
U.S. 2-Year Treasury Note	September 2021	2,828	Long	622,822,812	623,065,842	243,030
Total Unrealized Appreciation on Open Futures Contracts						$249,968

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bobl	September 2021	6	Short	EUR (803,880)	EUR (804,900)	$(1,209)
U.S. 5-Year Treasury Note	September 2021	404	Short	$(49,821,406)	$(49,865,594)	(44,188)
U.S. Long Bond	September 2021	53	Short	(8,476,687)	(8,519,750)	(43,063)
U.S. Ultra Treasury Bond	September 2021	159	Short	(30,398,813)	(30,637,313)	(238,500)
Total Unrealized Depreciation on Open Futures Contracts						$(326,960)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$88,961,658	$–	$88,961,658
Common Stocks
Auto Parts & Equipment	–	446,062	–	446,062
Automakers	2,368,889	2,249,427	–	4,618,316
Beverages	1,419,289	1,278,418	–	2,697,707
Diversified Capital Goods	–	373,327	–	373,327
Machinery	–	1,312,194	–	1,312,194
Personal & Household Products	1,282,413	2,202,543	1,110,258	4,595,214
Specialty Retail	1,301,613	249,198	–	1,550,811
Transportation: Infrastructure/Services	–	–	73,680	73,680
Remaining Industries	115,067,190	–	–	115,067,190
Convertible Bonds	–	1,575,187	–	1,575,187
Floating Rate Loans
Aerospace/Defense	–	1,870,851	1,036,539	2,907,390
Electric: Generation	–	1,178,090	138,329	1,316,419
Personal & Household Products	–	4,606,553	11,938	4,618,491
Remaining Industries	–	95,108,147	–	95,108,147
Less Unfunded Commitments	–	(467,504)	–	(467,504)
Foreign Government Obligations	–	26,618,821	–	26,618,821
High Yield Corporate Bonds
Banking	–	50,133,649	125	50,133,774
Metals/Mining (Excluding Steel)	–	27,035,825	2	27,035,827
Remaining Industries	–	741,940,932	–	741,940,932
Municipal Bonds	–	35,245,022	–	35,245,022
Non-Agency Commercial Mortgage-Backed Securities	–	50,686,779	8,060,048	58,746,827
Preferred Stocks	–	–	960,186	960,186
Short-Term Investments
Repurchase Agreements	–	17,719,800	–	17,719,800
Money Market Funds	1,671,074	–	–	1,671,074
Time Deposits	–	185,675	–	185,675
Total	$123,110,468	$1,150,510,654	$11,391,105	$1,285,012,227

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(517,567)	–	(517,567)
Credit Default Swap Contracts
Assets	–	8,924	–	8,924
Liabilities	–	(249,530)	–	(249,530)
Forward Foreign Currency Exchange Contracts
Assets	–	609,323	–	609,323
Liabilities	–	–	–	–
Futures Contracts
Assets	249,968	–	–	249,968
Liabilities	(326,960)	–	–	(326,960)
Total	$(76,992)	$(148,850)	$–	$(225,842)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	47

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $1,797,423 of securities loaned (cost $1,216,194,207)	$1,285,012,227
Cash	28,983,045
Deposits with brokers for futures collateral	1,326,890
Deposits with brokers for forwards and swaps collateral	3,272,399
Foreign cash, at value (cost $40,377)	39,498
Receivables:
Interest and dividends	12,700,767
Investment securities sold	8,815,610
Variation margin for futures contracts	964,738
Capital shares sold	813,734
Securities lending income receivable	13,602
Unrealized appreciation on forward foreign currency exchange contracts	609,323
Unrealized appreciation on unfunded commitments	1,592
Prepaid expenses and other assets	8,530
Total assets	1,342,561,955
LIABILITIES:
Payables:
Investment securities purchased	22,209,291
Management fee	489,932
Capital shares reacquired	201,341
Directors’ fees	146,453
Fund administration	41,723
Variation margin for centrally cleared credit default swap agreements	29,053,663
Credit default swap agreements payable, at fair value (including upfront payments of $363,690)	240,606
Payable for collateral due to broker for securities lending	1,856,749
Accrued expenses and other liabilities	975,220
Total liabilities	55,214,978
Commitments and contingent liabilities
NET ASSETS	$1,287,346,977
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,184,856,202
Total distributable earnings (loss)	102,490,775
Net Assets	$1,287,346,977
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	100,098,088
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.86

48	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $17,517)	$635,581
Securities lending net income	16,907
Interest and other	23,866,800
Total investment income	24,519,288
Expenses:
Management fee	2,834,925
Non 12b-1 service fees	1,507,336
Shareholder servicing	633,496
Fund administration	240,974
Professional	38,968
Reports to shareholders	33,950
Custody	23,529
Directors’ fees	22,644
Other	55,607
Gross expenses	5,391,429
Expense reductions (See Note 9)	(605)
Fees waived and expenses reimbursed (See Note 3)	(23,529)
Net expenses	5,367,295
Net investment income	19,151,993
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	43,403,384
Net realized gain (loss) on futures contracts	11,054,405
Net realized gain (loss) on forward foreign currency exchange contracts	(26,304)
Net realized gain (loss) on swap contracts	(1,285,000)
Net realized gain (loss) on foreign currency related transactions	(66,111)
Net change in unrealized appreciation/depreciation on investments	(36,082,141)
Net change in unrealized appreciation/depreciation on futures contracts	(939,155)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	800,037
Net change in unrealized appreciation/depreciation on swap contracts	183,018
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(9,266)
Net change in unrealized appreciation/depreciation on unfunded commitments	1,592
Net realized and unrealized gain (loss)	17,034,459
Net Increase in Net Assets Resulting From Operations	$36,186,452

See Notes to Financial Statements.	49

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$19,151,993	$40,770,238
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	53,080,374	(14,654,877)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(36,045,915)	46,906,007
Net increase in net assets resulting from operations	36,186,452	73,021,368
Distributions to shareholders:	–	(42,673,172)
Capital share transactions (See Note 15):
Proceeds from sales of shares	119,617,237	103,786,766
Reinvestment of distributions	–	42,674,055
Cost of shares reacquired	(44,715,305)	(187,993,834)
Net increase (decrease) in net assets resulting from capital share transactions	74,901,932	(41,533,013)
Net increase (decrease) in net assets	111,088,384	(11,184,817)
NET ASSETS:
Beginning of period	$1,176,258,593	$1,187,443,410
End of period	$1,287,346,977	$1,176,258,593

50	See Notes to Financial Statements.

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51

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2021(c)	$12.48	$0.20	$0.18	$0.38	$–	$–	$–
12/31/2020	12.08	0.44	0.43	0.87	(0.47)	–	(0.47)
12/31/2019	11.08	0.46	1.02	1.48	(0.48)	–	(0.48)
12/31/2018	12.38	0.49	(0.99)	(0.50)	(0.53)	(0.27)	(0.80)
12/31/2017	11.94	0.52	0.58	1.10	(0.53)	(0.13)	(0.66)
12/31/2016	11.14	0.52	0.83	1.35	(0.55)	–	(0.55)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$12.86	2.96	(d)	0.89	(e)	0.89	(e)	3.18	(e)	$1,287,347	49	(d)
12.48	7.30		0.91		0.91		3.65		1,176,259	96
12.08	13.35		0.92		0.92		3.84		1,187,443	232
11.08	(4.02)		0.92		0.93		4.04		1,077,305	153
12.38	9.21		0.90		0.92		4.13		1,173,221	121
11.94	12.13		0.90		0.93		4.41		1,066,633	120

See Notes to Financial Statements.	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

54

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

.	The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

55

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in forward foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale)

56

Notes to Financial Statements (unaudited)(continued)

commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit

57

Notes to Financial Statements (unaudited)(continued)

rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets

58

Notes to Financial Statements (unaudited)(continued)

and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2021, the Fund had the following unfunded loan commitments:

				Unrealized
	Principal	Market		Appreciation/
	Amount	Value	Cost	Depreciation
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	$83,556	$83,794	$83,556	$ 238
HighTower Holdings LLC 2021 Delayed Draw Term Loan	382,356	383,710	382,356	1,354
Total	$465,912	$467,504	$465,912	$1,592

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

59

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2021, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $23,529 of fund administration fees during the six months ended June 30, 2021.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$42,673,172
Total distributions paid	$–	$42,673,172

As of December 31, 2021, the Fund had a capital loss carryforward of $34,548,273, which will carry forward indefinitely.

60

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,220,194,411
Gross unrealized gain	75,093,151
Gross unrealized loss	(10,135,895)
Net unrealized security gain	$64,957,256

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Non-U.S. Government Purchases	Non-U.S. Government Sales
$682,665,466	$587,699,127

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trades purchases of $120,703 and sales of $288,276 which resulted in net realized gains of $17,614.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2021 (as described in note 2(m)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default

61

Notes to Financial Statements (unaudited)(continued)

swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(1)	–	–	$8,924
Forward Foreign Currency Exchange Contracts(2)	–	$609,323	–
Futures Contracts(3)	$249,968	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$517,567
Credit Default Swap Contracts(4)	–	–	$249,530
Futures Contracts(3)	$326,960	–	–

(1)	Statement of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statement of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.

Transactions in derivative instruments for the for the six months ended June 30, 2021, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(1,285,000)
Forward Foreign Currency Exchange Contracts(2)	–	$(26,304)	–
Futures Contracts(3)	$11,054,405	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$183,018
Forward Foreign Currency Exchange Contracts(5)	–	$800,037	–
Futures Contracts(6)	$(939,155)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	122,944,495
Forward Foreign Currency Exchange Contracts(8)	–	$20,813,649	–
Futures Contracts(7)	3,342	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2021.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

62

Notes to Financial Statements (unaudited)(continued)

(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$8,924	$–	$8,924
Forward Foreign Currency Exchange Contracts	609,323	–	609,323
Repurchase Agreements	17,719,800	–	17,719,800
Total	$18,338,047	$–	$18,338,047

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$115,333	$–	$–	$–	$115,333
Citibank	8,924	(8,924)	–	–	–
Fixed Income Clearing Corp.	17,719,800	–	–	(17,719,800)	–
J.P. Morgan Chase	13,934	–	–	–	13,934
Morgan Stanley	40,406	(40,406)	–	–	–
State Street Bank and Trust	439,650	–	–	(334,000)	105,650
Total	$18,338,047	$(49,330)	$–	$(18,053,800)	$234,917

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$249,530	$–	$249,530
Total	$249,530	$–	$249,530

63

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$99,978	$(8,924)	$–	$–	$91,054
Morgan Stanley	149,552	(40,406)	–	–	109,146
Total	$249,530	$(49,330)	$–	$–	$200,200

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250

64

Notes to Financial Statements (unaudited)(continued)

million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of	Collateral
Securities Loaned	Received(1)
$1,797,423	$1,856,749

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

65

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-

66

Notes to Financial Statements (unaudited)(continued)

related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments.

67

Notes to Financial Statements (unaudited)(concluded)

Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	9,403,648	8,580,287
Reinvestment of distributions	–	3,427,637
Shares reacquired	(3,532,898)	(16,063,885)
Increase (decrease)	5,870,750	(4,055,961)

68

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

69

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	LASFBD-3 (08/21)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$1,047.10	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	3.14%
Consumer Discretionary	20.43%
Consumer Staples	1.79%
Financials	5.38%
Health Care	24.28%
Industrials	13.29%
Information Technology	25.04%
Materials	2.44%
Repurchase Agreements	0.60%
Money Market Funds(a)	3.25%
Time Deposits(a)	0.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.62%

Aerospace & Defense 2.53%
Axon Enterprise, Inc.*	15,659	$2,769
CAE, Inc. (Canada)*(a)	20,761	639
Total		3,408

Auto Components 1.25%
Fox Factory Holding Corp.*	10,762	1,675

Banks 2.59%
Silvergate Capital Corp. Class A*	14,563	1,650
Western Alliance Bancorp	17,424	1,618
Wintrust Financial Corp.	2,783	211
Total		3,479

Beverages 1.01%
Celsius Holdings, Inc.*	9,121	694
Duckhorn Portfolio, Inc. (The)*(b)	29,969	661
Total		1,355

Biotechnology 13.94%
Acceleron Pharma, Inc.*	10,578	1,327
Arena Pharmaceuticals, Inc.*	15,076	1,028
Blueprint Medicines Corp.*	11,451	1,007
Bridgebio Pharma, Inc.*	19,580	1,194
CareDx, Inc.*	22,143	2,027
Curis, Inc.*(b)	58,822	475
Intellia Therapeutics, Inc.*	12,358	2,001
Karuna Therapeutics, Inc.*	5,395	615
Krystal Biotech, Inc.*	21,273	1,447
Mirati Therapeutics, Inc.*	7,770	1,255
Natera, Inc.*	20,891	2,372
Rocket Pharmaceuticals, Inc.*	26,467	1,172
TG Therapeutics, Inc.*	33,408	1,296
Turning Point Therapeutics, Inc.*	9,242	721
Ultragenyx Pharmaceutical, Inc.*	8,624	822
Total		18,759
Investments	Shares	Fair Value (000)
Building Products 2.02%
AZEK Co., Inc. (The)*	38,271	$1,625
Trex Co., Inc.*	10,760	1,100
Total		2,725

Capital Markets 2.23%
Evercore, Inc. Class A	9,986	1,406
Open Lending Corp. Class A*	37,095	1,598
Total		3,004

Chemicals 1.88%
Amyris, Inc.*	78,795	1,290
Balchem Corp.	9,462	1,242
Total		2,532

Communications Equipment 1.69%
Calix, Inc.*	47,813	2,271

Construction Materials 0.66%
Eagle Materials, Inc.	6,265	890

Electrical Equipment 0.98%
Generac Holdings, Inc.*	3,184	1,322

Electronic Equipment, Instruments & Components 1.02%
Littelfuse, Inc.	5,406	1,377

Entertainment 0.73%
Lions Gate Entertainment Corp. Class A*	47,679	987

Food Products 0.85%
Freshpet, Inc.*	7,029	1,146

Health Care Equipment & Supplies 8.47%
Axonics, Inc.*	39,340	2,495
Figs, Inc. Class A*	20,109	1,007
Inari Medical, Inc.*	17,836	1,664
Inmode Ltd. (Israel)*(a)	16,201	1,534
Nevro Corp.*	5,325	883
Ortho Clinical Diagnostics Holdings plc*	31,921	683
Shockwave Medical, Inc.*	12,375	2,348

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
SI-BONE, Inc.*	25,031	$788
Total		11,402

Health Care Technology 0.87%
Doximity, Inc. Class A*	472	28
Inspire Medical Systems, Inc.*	5,896	1,139
Total		1,167

Hotels, Restaurants & Leisure 1.85%
Marriott Vacations Worldwide Corp.*	7,684	1,224
Planet Fitness, Inc. Class A*	16,893	1,271
Total		2,495

Household Durables 6.68%
Century Communities, Inc.	13,105	872
Cricut, Inc. Class A*(b)	25,465	1,085
LGI Homes, Inc.*	16,838	2,727
Sonos, Inc.*	67,020	2,361
Tempur Sealy International, Inc.	49,765	1,950
Total		8,995

Information Technology Services 6.17%
BigCommerce Holdings, Inc.*	10,781	700
Digitalocean Holdings, Inc.*	13,365	743
Endava plc ADR*	20,961	2,377
Globant SA (Uruguay)*(a)	8,867	1,943
Shift4 Payments, Inc. Class A*	27,145	2,544
Total		8,307

Insurance 0.78%
Trupanion, Inc.*	9,091	1,046

Interactive Media & Services 2.53%
Bumble, Inc. Class A*(b)	44,046	2,537
Eventbrite, Inc. Class A*	45,606	867
Total		3,404

Internet Software & Services 0.94%
Cardlytics, Inc.*	10,014	1,271
Investments	Shares	Fair Value (000)
Leisure Products 4.44%
Callaway Golf Co.	36,365	$1,227
Latham Group, Inc.*	42,349	1,353
Malibu Boats, Inc. Class A*	17,216	1,262
YETI Holdings, Inc.*	23,282	2,138
Total		5,980

Life Sciences Tools & Services 0.80%
Olink Holding AB ADR*	9,228	318
Quanterix Corp.*	12,863	754
Total		1,072

Machinery 6.06%
Altra Industrial Motion Corp.	22,528	1,465
Chart Industries, Inc.*	14,812	2,167
Evoqua Water Technologies Corp.*	34,690	1,172
Hydrofarm Holdings Group, Inc.*	18,070	1,068
RBC Bearings, Inc.*	3,254	649
Timken Co. (The)	12,708	1,024
Westport Fuel System, Inc. (Canada)*(a)	114,687	609
Total		8,154

Pharmaceuticals 1.18%
Intra-Cellular Therapies, Inc.*	38,788	1,583

Professional Services 1.13%
Upwork, Inc.*	26,081	1,520

Semiconductors & Semiconductor Equipment 6.83%
Brooks Automation, Inc.	24,530	2,337
CEVA, Inc.*	14,289	676
Diodes, Inc.*	22,326	1,781
MKS Instruments, Inc.	13,153	2,341
Semtech Corp.*	20,790	1,430
Silicon Motion Technology Corp. ADR	9,725	623
Total		9,188

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Software 9.39%
Appian Corp.*(b)	6,871	$947
Blackline, Inc.*	5,858	652
Cerence, Inc.*	8,032	857
Clear Secure, Inc. Class A*	8,255	330
Digital Turbine, Inc.*	20,888	1,588
Everbridge, Inc.*	5,320	724
Five9, Inc.*	9,844	1,805
Jamf Holding Corp.*	23,098	776
Lightspeed POS, Inc. (Canada)*(a)	10,697	894
Rapid7, Inc.*	19,289	1,825
Sprinklr, Inc. Class A*(b)	23,602	486
Sprout Social, Inc. Class A*	19,627	1,755
Total		12,639

Specialty Retail 3.75%
National Vision Holdings, Inc.*	32,716	1,673
Petco Health & Wellness Co., Inc.*(b)	37,524	841
RH*	3,731	2,533
Total		5,047

Textiles, Apparel & Luxury Goods 3.27%
Crocs, Inc.*	24,414	2,845
Deckers Outdoor Corp.*	4,060	1,559
Total		4,404

Trading Companies & Distributors 1.10%
Rush Enterprises, Inc. Class A	34,207	1,479
Total Common Stocks (cost $104,831,128)		134,083
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 4.38%

Repurchase Agreements 0.62%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $789,700 of U.S. Treasury Note at 2.25% due 08/15/2027; value: $850,557; proceeds: $833,819 (cost $833,819)	$834	$834

	Shares

Money Market Funds 3.38%
Fidelity Government Portfolio(c) (cost $4,554,569)	4,554,569	4,555

Time Deposits 0.38%
Citibank N.A.(c) (cost $506,064)	506,064	506
Total Short-Term Investments (cost $5,894,452)		5,895
Total Investments in Securities 104.00% (cost $110,725,580)		139,978
Other Assets and Liabilities – Net (4.00)%		(5,380)
Net Assets 100.00%		$134,598

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$134,083	$–	$–	$134,083
Short-Term Investments
Repurchase Agreements	–	834	–	834
Money Market Funds	4,555	–	–	4,555
Time Deposits	–	506	–	506
Total	$138,638	$1,340	$–	$139,978

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $4,917,331 of securities loaned (cost $110,725,580)	$139,977,873
Receivables:
Investment securities sold	419,362
Capital shares sold	32,915
From advisor (See Note 3)	9,249
Dividends	3,368
Securities lending income receivable	620
Prepaid expenses	1,134
Total assets	140,444,521
LIABILITIES:
Payables:
Capital shares reacquired	303,566
Investment securities purchased	255,905
Management fee	74,537
Directors’ fees	6,739
Fund administration	4,319
Payable for collateral due to broker for securities lending	5,060,633
Accrued expenses	140,361
Total liabilities	5,846,060
Commitments and contingent liabilities
NET ASSETS	$134,598,461
COMPOSITION OF NET ASSETS:
Paid-in capital	$81,115,117
Total distributable earnings (loss)	53,483,344
Net Assets	$134,598,461
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,723,313
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$49.42

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends	$56,710
Securities lending net income	23,153
Total investment income	79,863
Expenses:
Management fee	484,189
Non 12b-1 service fees	180,217
Shareholder servicing	75,725
Fund administration	28,817
Professional	23,314
Custody	7,656
Directors’ fees	2,579
Reports to shareholders	2,084
Interest paid from Interfund Lending (See Note 10)	200
Other	7,980
Gross expenses	812,761
Expense reductions (See Note 8)	(72)
Fees waived and expenses reimbursed (See Note 3)	(63,239)
Net expenses	749,450
Net investment loss	(669,587)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	21,603,287
Net change in unrealized appreciation/depreciation on investments	(16,800,242)
Net realized and unrealized gain (loss)	4,803,045
Net Increase in Net Assets Resulting From Operations	$4,133,458

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment loss	$(669,587)	$(737,089)
Net realized gain (loss) on investments	21,603,287	16,489,958
Net change in unrealized appreciation/depreciation on investments	(16,800,242)	37,084,957
Net increase in net assets resulting from operations	4,133,458	52,837,826
Distributions to shareholders:	–	(12,091,054)
Capital share transactions (See Note 14):
Proceeds from sales of shares	35,913,730	39,959,277
Reinvestment of distributions	–	12,091,054
Cost of shares reacquired	(42,749,164)	(34,871,025)
Net increase (decrease) in net assets resulting from capital share transactions	(6,835,434)	17,179,306
Net increase (decrease) in net assets	(2,701,976)	57,926,078
NET ASSETS:
Beginning of period	$137,300,437	$79,374,359
End of period	$134,598,461	$137,300,437

10	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2021(c)	$47.18	$(0.23)	$2.47	$2.24	$–	$49.42
12/31/2020	29.88	(0.30)	22.17	21.87	(4.57)	47.18
12/31/2019	24.97	(0.27)	8.23	7.96	(3.05)	29.88
12/31/2018	28.18	(0.21)	1.41	1.20	(4.41)	24.97
12/31/2017	21.69	(0.13)	6.62	6.49	–	28.18
12/31/2016	22.28	(0.07)	(0.52)	(0.59)	–	21.69

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
4.71	(d)	1.04	(e)	1.13	(e)	(0.93	)(e)	$134,598	68	(d)
72.60		1.04		1.24		(0.84)		137,300	113
31.77		1.01		1.27		(0.86)		79,374	106
4.88		0.94		1.31		(0.63)		54,749	112
29.92		0.90		1.38		(0.52)		39,658	103
(2.60)		0.90		1.51		(0.34)		28,605	222

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

15

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .59% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $7,656 of fund administration fees during the six months ended June 30, 2021.

16

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2021 and continuing through April 30, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020, was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$3,908,964
Net long-term capital gains	–	8,182,090
Total distributions paid	$–	$12,091,054

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$111,063,712
Gross unrealized gain	32,292,878
Gross unrealized loss	(3,378,717)
Net unrealized security gain	$28,914,161

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

17

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$94,255,350	$100,353,784

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trades purchases of $362,108 and sales of $1,179,022, which resulted in net realized gains of $552,077.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$833,819	$ –	$833,819
Total	$833,819	$ –	$833,819

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$833,819	$–	$–	$(833,819)	$–
Total	$833,819	$–	$–	$(833,819)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

18

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the year ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money

19

Notes to Financial Statements (unaudited)(continued)

from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2021, the Fund participated as a borrower in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, interest rate and interest expense were as follows:

Average Loan	Average Interest Rate	Interest Expense*
$13,398,000	0.55%	$ 200

*	Statements of Operation location: Interest paid from Interfund Lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$4,917,331	$5,060,633

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

20

Notes to Financial Statements (unaudited)(continued)

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

21

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	713,212	1,073,758
Reinvestment of distributions	–	246,260
Shares reacquired	(900,081)	(1,066,174)
Increase (decrease)	(186,869)	253,844

22

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Series Fund, Inc.
LORD ABBETT DISTRIBUTOR LLC.	Developing Growth Portfolio	SFDG-PORT-3 (08/21)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund — Dividend Growth Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Dividend Growth Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 – 6/30/21
Class VC
Actual	$1,000.00	$1,121.00	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	5.49%
Consumer Discretionary	11.21%
Consumer Staples	7.41%
Energy	2.99%
Financials	16.43%
Health Care	9.78%
Industrials	15.41%
Information Technology	23.37%
Materials	2.89%
Real Estate	1.50%
Utilities	2.64%
Repurchase Agreements	0.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.18%

Aerospace & Defense 4.02%
Northrop Grumman Corp.	10,700	$3,889
Raytheon Technologies Corp.	49,716	4,241
Total		8,130

Air Freight & Logistics 1.54%
FedEx Corp.	10,400	3,103

Banks 3.90%
JPMorgan Chase & Co.	50,600	7,870

Beverages 2.19%
Coca-Cola Co. (The)	81,668	4,419

Biotechnology 1.35%
AbbVie, Inc.	24,199	2,726

Building Products 1.20%
Masco Corp.	41,000	2,415

Capital Markets 9.09%
Ameriprise Financial, Inc.	16,700	4,156
BlackRock, Inc.	4,200	3,675
MarketAxess Holdings, Inc.	3,100	1,437
Moody’s Corp.	6,600	2,392
Morgan Stanley	36,300	3,328
S&P Global, Inc.	8,200	3,366
Total		18,354

Chemicals 2.05%
Air Products & Chemicals, Inc.	14,400	4,143

Consumer Finance 1.59%
Discover Financial Services	27,200	3,217

Distributors 1.36%
Pool Corp.	6,000	2,752

Diversified Telecommunication Services 1.67%
Verizon Communications, Inc.	60,200	3,373

Electric: Utilities 1.74%
NextEra Energy, Inc.	48,100	3,525
Investments	Shares	Fair Value (000)
Entertainment 1.74%
Activision Blizzard, Inc.	14,912	$1,423
Walt Disney Co. (The)*	11,900	2,092
Total		3,515

Equity Real Estate Investment Trusts 1.50%
American Tower Corp.	11,200	3,026

Food & Staples Retailing 3.33%
Sysco Corp.	44,400	3,452
Walmart, Inc.	23,180	3,269
Total		6,721

Health Care Equipment & Supplies 3.95%
Abbott Laboratories	15,300	1,774
Danaher Corp.	13,500	3,623
West Pharmaceutical Services, Inc.	7,200	2,585
Total		7,982

Health Care Providers & Services 1.78%
UnitedHealth Group, Inc.	9,000	3,604

Hotels, Restaurants & Leisure 1.40%
McDonald’s Corp.	12,274	2,835

Industrial Conglomerates 2.25%
Honeywell International, Inc.	20,700	4,541

Information Technology Services 4.70%
Accenture plc Class A (Ireland)(a)	10,600	3,125
Jack Henry & Associates, Inc.	16,700	2,731
Visa, Inc. Class A	15,600	3,647
Total		9,503

Insurance 1.87%
American Financial Group, Inc.	15,900	1,983
Chubb Ltd. (Switzerland)(a)	11,300	1,796
Total		3,779

Life Sciences Tools & Services 1.28%
Agilent Technologies, Inc.	17,500	2,587

Machinery 3.86%
Dover Corp.	22,700	3,418

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Machinery (continued)
Illinois Tool Works, Inc.	10,600	$2,370
Stanley Black & Decker, Inc.	9,800	2,009
Total		7,797

Media 2.09%
Comcast Corp. Class A	74,000	4,219

Metals & Mining 0.84%
Reliance Steel & Aluminum Co.	11,300	1,705

Multi-Line Retail 1.40%
Dollar General Corp.	13,100	2,835

Multi-Utilities 0.90%
CMS Energy Corp.	30,700	1,814

Oil, Gas & Consumable Fuels 2.99%
Marathon Petroleum Corp.	61,700	3,728
Total Energies SE ADR	51,000	2,308
Total		6,036

Personal Products 1.91%
Estee Lauder Cos., Inc. (The) Class A	12,100	3,849

Pharmaceuticals 1.42%
Zoetis, Inc.	15,400	2,870

Road & Rail 2.55%
J.B. Hunt Transport Services, Inc.	4,100	668
Union Pacific Corp.	20,400	4,487
Total		5,155

Semiconductors & Semiconductor Equipment 9.74%
Analog Devices, Inc.	23,500	4,046
KLA Corp.	8,000	2,594
Microchip Technology, Inc.	22,366	3,349
NVIDIA Corp.	5,600	4,480
Texas Instruments, Inc.	27,100	5,211
Total		19,680

Software 8.94%
Intuit, Inc.	6,600	3,235
Investments	Shares	Fair Value (000)
Software (continued)
Microsoft Corp.	54,700	$14,818
Total		18,053

Specialty Retail 4.84%
Home Depot, Inc. (The)	6,200	1,977
Lowe’s Cos., Inc.	22,425	4,350
TJX Cos., Inc. (The)	51,300	3,458
Total		9,785

Textiles, Apparel & Luxury Goods 2.20%
NIKE, Inc. Class B	28,800	4,449
Total Common Stocks (cost $151,420,598)		$200,367

	Principal Amount (000)

SHORT-TERM INVESTMENTS 0.88%

Repurchase Agreements
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $1,892,800 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $1,819,618; proceeds: $1,783,873 (cost $1,783,873)	$1,784	$1,784
Total Investments in Securities 100.06% (cost $153,204,471)		202,151
Other Assets and Liabilities – Net(b) (0.06)%		(118)
Net Assets 100.00%		$202,033

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2021

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2021	7	Long	$1,475,980	$1,501,010	$25,030

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$200,367	$–	$–	$200,367
Short-Term Investments
Repurchase Agreements	–	1,784	–	1,784
Total	$200,367	$1,784	$–	$202,151
Other Financial Instruments
Futures Contracts
Assets	$25	$–	$–	$25
Liabilities	–	–	–	–
Total	$25	$–	$–	$25

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value (cost $153,204,471)	$202,151,171
Deposits with brokers for futures collateral	79,310
Receivables:
Investment securities sold	598,532
Dividends	145,751
Capital shares sold	1,475
Variation margin for futures contracts	1,174
Securities lending income receivable	41
Prepaid expenses	1,569
Total assets	202,979,023
LIABILITIES:
Payables:
Investment securities purchased	625,699
Management fee	90,485
Directors’ fees	22,375
Capital shares reacquired	13,679
To bank	11,063
Fund administration	6,581
Accrued expenses	176,034
Total liabilities	945,916
Commitments and contingent liabilities
NET ASSETS	$202,033,107
COMPOSITION OF NET ASSETS:
Paid-in capital	$136,640,361
Total distributable earnings (loss)	65,392,746
Net Assets	$202,033,107
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,053,798
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.10

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $26,563)	$1,559,146
Securities lending net income	41
Total investment income	1,559,187
Expenses:
Management fee	523,578
Non 12b-1 service fees	238,315
Shareholder servicing	100,029
Fund administration	38,078
Professional	24,114
Reports to shareholders	10,441
Custody	7,263
Directors’ fees	3,597
Other	13,014
Gross expenses	958,429
Expense reductions (See Note 9)	(95)
Fees waived and expenses reimbursed (See Note 3)	(15,893)
Net expenses	942,441
Net investment income	616,746
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	13,977,312
Net realized gain (loss) on futures contracts	232,273
Net change in unrealized appreciation/depreciation on investments	7,173,743
Net change in unrealized appreciation/depreciation on futures contracts	(16,880)
Net realized and unrealized gain (loss)	21,366,448
Net Increase in Net Assets Resulting From Operations	$21,983,194

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$616,746	$1,662,951
Net realized gain (loss) on investments and futures contracts	14,209,585	4,777,762
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,156,863	14,527,850
Net increase in net assets resulting from operations	21,983,194	20,968,563
Distributions to shareholders:	–	(4,851,236)
Capital share transactions (See Note 15):
Proceeds from sales of shares	4,218,017	28,694,758
Reinvestment of distributions	–	4,851,236
Cost of shares reacquired	(12,965,593)	(43,593,901)
Net decrease in net assets resulting from capital share transactions	(8,747,576)	(10,047,907)
Net increase in net assets	13,235,618	6,069,420
NET ASSETS:
Beginning of period	$188,797,489	$182,728,069
End of period	$202,033,107	$188,797,489

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2021(c)	$17.93	$0.06	$2.11	$2.17	$–	$–	$–
12/31/2020	15.96	0.16	2.28	2.44	(0.16)	(0.31)	(0.47)
12/31/2019	13.48	0.24	3.31	3.55	(0.25)	(0.82)	(1.07)
12/31/2018	16.02	0.27	(1.03)	(0.76)	(0.30)	(1.48)	(1.78)
12/31/2017	14.47	0.26	2.49	2.75	(0.27)	(0.93)	(1.20)
12/31/2016	13.60	0.28	1.78	2.06	(0.25)	(0.94)	(1.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$20.10	12.10	(d)	0.99	(e)	1.01	(e)	0.65	(e)	$202,033	25	(d)
17.93	15.42		0.99		1.02		1.01		188,797	64
15.96	26.45		0.96		1.10		1.58		182,728	61
13.48	(4.67)		0.88		1.22		1.68		140,639	58
16.02	19.12		0.85		1.21		1.71		192,222	58
14.47	15.10		0.85		1.25		1.89		171,330	75

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

14

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $7,263 of fund administration fees during the six months ended June 30, 2021.

For the six months ended June 30, 2021 and continuing through April 30, 2022, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.99%. This agreement may be terminated only by the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$1,906,761
Net long-term capital gains	–	2,944,475
Total distributions paid	$–	$4,851,236

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$154,572,744
Gross unrealized gain	48,376,861
Gross unrealized loss	(773,404)
Net unrealized security gain	$47,603,457

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$47,440,920	$54,772,815

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trade sales of $65,906, which resulted in net realized losses of $1,071.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2021 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2021, the Fund had futures contracts with unrealized appreciation of $25,030, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $232,273 and $(16,880) are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 8.

16

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,783,873	$–	$1,783,873
Total	$1,783,873	$–	$1,783,873

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,783,873	$–	$–		$(1,783,873)	$–
Total	$1,783,873	$–	$–		$(1,783,873)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

17

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

18

Notes to Financial Statements (unaudited)(continued)

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Fund did not loan any securities.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed, and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments.

19

Notes to Financial Statements (unaudited)(concluded)

Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	222,663	1,818,536
Reinvestment of distributions	–	282,668
Shares reacquired	(698,672)	(3,019,518)
Decrease	(476,009)	(918,314)

20

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Dividend Growth Portfolio	SFCS-PORT-3 (08/21)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Fundamental Equity Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$1,158.90	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	7.45%
Consumer Discretionary	8.51%
Consumer Staples	7.18%
Energy	5.41%
Financials	20.97%
Health Care	15.73%
Industrials	12.10%
Information Technology	11.35%
Materials	4.41%
Real Estate	2.70%
Utilities	3.80%
Repurchase Agreements	0.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.58%

Aerospace & Defense 2.95%
Lockheed Martin Corp.	10,290	$3,893
Raytheon Technologies Corp.	62,560	5,337
Total		9,230

Automobiles 1.89%
General Motors Co.*	100,290	5,934

Banks 8.70%
CIT Group, Inc.	105,750	5,456
Citigroup, Inc.	80,680	5,708
East West Bancorp, Inc.	70,510	5,055
Wells Fargo & Co.	126,940	5,749
Western Alliance Bancorp	56,850	5,278
Total		27,246

Beverages 1.02%
PepsiCo, Inc.	21,520	3,189

Biotechnology 1.91%
AbbVie, Inc.	34,260	3,859
Vertex Pharmaceuticals, Inc.*	10,530	2,123
Total		5,982

Building Products 2.08%
Masco Corp.	64,130	3,778
Masonite International Corp.*	24,380	2,725
Total		6,503

Capital Markets 5.30%
Ameriprise Financial, Inc.	19,190	4,776
Blackstone Group, Inc. (The)	56,110	5,451
Morgan Stanley	69,510	6,373
Total		16,600

Chemicals 3.50%
Avient Corp.	67,360	3,312
Dow, Inc.	48,670	3,080
PPG Industries, Inc.	26,980	4,580
Total		10,972
Investments	Shares	Fair Value (000)
Consumer Finance 1.72%
American Express Co.	32,690	$5,401

Diversified Financial Services 1.53%
Equitable Holdings, Inc.	157,690	4,802

Electric: Utilities 2.86%
Edison International	42,620	2,464
NextEra Energy, Inc.	32,510	2,382
NRG Energy, Inc.	101,780	4,102
Total		8,948

Equity Real Estate Investment Trusts 2.70%
Alexandria Real Estate Equities, Inc.	15,540	2,827
Host Hotels & Resorts, Inc.*	143,400	2,451
Prologis, Inc.	26,490	3,166
Total		8,444

Food & Staples Retailing 1.05%
BJ’s Wholesale Club Holdings, Inc.*	69,180	3,292

Health Care Equipment & Supplies 3.11%
Medtronic plc (Ireland)(a)	41,470	5,148
Zimmer Biomet Holdings, Inc.	28,640	4,606
Total		9,754

Health Care Providers & Services 4.74%
CVS Health Corp.	56,700	4,731
McKesson Corp.	11,550	2,209
UnitedHealth Group, Inc.	19,700	7,889
Total		14,829

Hotels, Restaurants & Leisure 1.65%
Caesars Entertainment, Inc.*	49,750	5,162

Household Durables 1.46%
Leggett & Platt, Inc.	88,050	4,562

Household Products 3.31%
Procter & Gamble Co. (The)	47,170	6,365
Spectrum Brands Holdings, Inc.	46,990	3,996
Total		10,361

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.23%
Honeywell International, Inc.	17,630	$3,867

Information Technology Services 2.69%
Euronet Worldwide, Inc.*	38,980	5,276
MAXIMUS, Inc.	35,920	3,160
Total		8,436

Insurance 3.71%
American International Group, Inc.	81,500	3,880
Everest Re Group Ltd.	12,500	3,150
Fidelity National Financial, Inc.	105,340	4,578
Total		11,608

Interactive Media & Services 2.50%
Alphabet, Inc. Class A*	3,210	7,838

Internet & Direct Marketing Retail 1.06%
eBay, Inc.	47,120	3,308

Life Sciences Tools & Services 0.81%
Thermo Fisher Scientific, Inc.	5,040	2,543

Machinery 3.40%
Allison Transmission Holdings, Inc.	89,120	3,541
Crane Co.	41,720	3,854
Westinghouse Air Brake Technologies Corp.	39,390	3,242
Total		10,637

Media 3.70%
Comcast Corp. Class A	106,990	6,100
Fox Corp. Class A	89,870	3,337
Nexstar Media Group, Inc. Class A	14,570	2,155
Total		11,592

Metals & Mining 0.90%
Reliance Steel & Aluminum Co.	18,780	2,834

Multi-Utilities 0.94%
CMS Energy Corp.	49,920	2,949
Investments	Shares		Fair Value (000)
Oil, Gas & Consumable Fuels 5.41%
Chesapeake Energy Corp.		50,310	$2,612
Chevron Corp.		37,160	3,892
Marathon Petroleum Corp.		51,140	3,090
Pioneer Natural Resources Co.		28,480	4,628
Total Energies SE ADR		60,000	2,716
Total			16,938

Personal Products 1.09%
Unilever plc ADR		58,260	3,408

Pharmaceuticals 5.16%
Bristol-Myers Squibb Co.		72,330	4,833
Eli Lilly & Co.		12,010	2,757
Organon & Co.*		158,130	4,785
Sanofi(b)	EUR	35,950	3,777
Total			16,152

Road & Rail 1.20%
Norfolk Southern Corp.		14,190	3,766

Semiconductors & Semiconductor Equipment 3.45%
KLA Corp.		4,810	1,559
Micron Technology, Inc.*		27,990	2,379
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		24,750	2,974
Texas Instruments, Inc.		20,250	3,894
Total			10,806

Software 2.43%
Microsoft Corp.		15,840	4,291
Oracle Corp.		42,540	3,311
Total			7,602

Specialty Retail 2.45%
Lowe’s Cos., Inc.		22,520	4,368
Sally Beauty Holdings, Inc.*		149,360	3,297
Total			7,665

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2021

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 2.77%
Apple, Inc.	28,680	$3,928
NetApp, Inc.	58,140	4,757
Total		8,685

Tobacco 0.71%
Philip Morris International, Inc.	22,520	2,232

Trading Companies & Distributors 1.24%
AerCap Holdings NV (Ireland)*(a)	75,540	3,868

Wireless Telecommunication Services 1.25%
T-Mobile US, Inc.*	26,970	3,906
Total Common Stocks (cost $260,504,339)		311,851
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.39%

Repurchase Agreements
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $1,300,200 of U.S. Treasury Note at 0.500% due 10/31/2027 value: $1,249,930; proceeds: $1,225,363 (cost $1,225,363)	$1,225	$1,225
Total Investments in Securities 99.97% (cost $261,729,702)		313,076
Other Assets and Liabilities – Net 0.03%		83
Net Assets 100.00%		$313,159

EUR	Euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Pharmaceuticals	$12,375	$3,777	$–	$16,152
Remaining Industries	295,699	–	–	295,699
Short-Term Investments
Repurchase Agreements	–	1,225	–	1,225
Total	$308,074	$5,002	$–	$313,076

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value (cost $261,729,702)	$313,075,931
Receivables:
Investment securities sold	491,146
Dividends	293,805
From advisor (See Note 3)	16,719
Capital shares sold	306
Securities lending income receivable	23
Total assets	313,877,930
LIABILITIES:
Payables:
Capital shares reacquired	236,914
Management fee	186,167
Directors’ fees	44,593
Fund administration	10,445
Foreign currency overdraft	5
Accrued expenses	240,935
Total liabilities	719,059
Commitments and contingent liabilities
NET ASSETS	$313,158,871
COMPOSITION OF NET ASSETS:
Paid-in capital	$264,240,463
Total distributable earnings (loss)	48,918,408
Net Assets	$313,158,871
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	16,269,484
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.25

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $46,652)	$3,076,023
Securities lending net income	23
Total investment income	3,076,046
Expenses:
Management fee	1,117,326
Non 12b-1 service fees	391,911
Shareholder servicing	164,143
Fund administration	62,655
Professional	21,366
Reports to shareholders	19,006
Custody	10,790
Directors’ fees	5,829
Other	14,975
Gross expenses	1,808,001
Expense reductions (See Note 8)	(157)
Fees waived and expenses reimbursed (See Note 3)	(116,153)
Net expenses	1,691,691
Net investment income	1,384,355
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	28,141,672
Net realized gain (loss) on foreign currency related transactions	144
Net change in unrealized appreciation/depreciation on investments	16,927,207
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(184)
Net realized and unrealized gain (loss)	45,068,839
Net Increase in Net Assets Resulting From Operations	$46,453,194

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$1,384,355	$3,445,246
Net realized gain (loss) on investments and foreign currency related transactions	28,141,816	(25,464,777)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	16,927,023	8,964,267
Net increase (decrease) in net assets resulting from operations	46,453,194	(13,055,264)
Distributions to shareholders:	–	(3,762,431)
Capital share transactions (See Note 14):
Proceeds from sales of shares	1,519,231	162,730,221
Reinvestment of distributions	–	3,762,431
Cost of shares reacquired	(37,016,948)	(175,470,189)
Net decrease in net assets resulting from capital share transactions	(35,497,717)	(8,977,537)
Net increase (decrease) in net assets	10,955,477	(25,795,232)
NET ASSETS:
Beginning of period	$302,203,394	$327,998,626
End of period	$313,158,871	$302,203,394

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
6/30/2021(c)	$16.61	$0.08	$2.56		$2.64	$–	$–	$–
12/31/2020	16.55	0.22	0.05	(e)	0.27	(0.19)	(0.02)	(0.21)
12/31/2019	14.13	0.21	2.84		3.05	(0.21)	(0.42)	(0.63)
12/31/2018	18.86	0.20	(1.78)		(1.58)	(0.28)	(2.87)	(3.15)
12/31/2017	18.30	0.19	2.10		2.29	(0.21)	(1.52)	(1.73)
12/31/2016	16.28	0.23	2.34		2.57	(0.21)	(0.34)	(0.55)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(f)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$19.25	15.89	(d)	1.08	(f)	1.15	(f)	0.88	(f)	$313,159	42	(d)
16.61	1.77		1.08		1.19		1.48		302,203	130
16.55	21.51		1.11		1.19		1.35		327,999	124
14.13	(8.16)		1.18		1.19		1.09		207,728	117
18.86	12.57		1.15		1.19		1.01		388,799	106
18.30	15.74		1.15		1.20		1.36		387,518	132

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .65% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $10,790 of fund administration fees during the six months ended June 30, 2021.

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2021 and continuing through April 30, 2022, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 1.08%. This agreement may be terminated only by the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended
	6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$3,678,951
Net long-term capital gains	–	83,480
Total distributions paid	$–	$3,762,431

As of December 31, 2020, the Fund had a capital loss carryforward of $23,466,733, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$270,170,894
Gross unrealized gain	45,738,553
Gross unrealized loss	(2,833,516)
Net unrealized security gain	$42,905,037

15

Notes to Financial Statements (unaudited)(continued)

The difference between book- basis and tax- basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain distributions received.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$129,457,181	$163,218,580

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trade purchases of $994,750.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,225,363	$–	$1,225,363
Total	$1,225,363	$–	$1,225,363

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,225,363	$–	$–		$(1,225,363)	$–
Total	$1,225,363	$–	$–		$(1,225,363)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the year ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and

17

Notes to Financial Statements (unaudited)(continued)

lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Fund did not loan any securities.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well-established smaller companies. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks, especially over the short term. The market may fail to recognize the intrinsic value of a particular value stock

18

Notes to Financial Statements (unaudited)(continued)

for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

19

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	82,402	10,998,370
Reinvestment of distributions	–	233,798
Shares reacquired	(2,010,458)	(12,858,749)
Decrease	(1,928,056)	(1,626,581)

20

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3 (08/21)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth and Income Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$1,160.30	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	8.38%
Consumer Discretionary	6.80%
Consumer Staples	7.28%
Energy	5.94%
Financials	21.85%
Health Care	16.73%
Industrials	10.79%
Information Technology	11.10%
Materials	3.88%
Real Estate	2.83%
Utilities	3.87%
Repurchase Agreements	0.55%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.50%

Aerospace & Defense 3.66%
Lockheed Martin Corp.	23,210	$8,782
Raytheon Technologies Corp.	151,990	12,966
Total		21,748

Automobiles 1.99%
General Motors Co.*	200,000	11,834

Banks 9.23%
CIT Group, Inc.	212,770	10,977
Citigroup, Inc.	165,200	11,688
East West Bancorp, Inc.	138,140	9,903
Wells Fargo & Co.	259,530	11,754
Western Alliance Bancorp	112,720	10,466
Total		54,788

Beverages 1.02%
PepsiCo, Inc.	40,840	6,051

Biotechnology 1.68%
AbbVie, Inc.	52,130	5,872
Vertex Pharmaceuticals, Inc.*	20,270	4,087
Total		9,959

Building Products 1.46%
Masco Corp.	147,280	8,676

Capital Markets 5.52%
Ameriprise Financial, Inc.	40,980	10,199
Blackstone Group, Inc. (The)	102,230	9,930
Morgan Stanley	138,060	12,659
Total		32,788

Chemicals 2.97%
Dow, Inc.	125,470	7,940
PPG Industries, Inc.	57,210	9,712
Total		17,652

Consumer Finance 1.72%
American Express Co.	61,890	10,226
Investments	Shares	Fair Value (000)
Diversified Financial Services 1.53%
Equitable Holdings, Inc.	299,038	$9,106

Electric: Utilities 2.89%
Edison International	81,070	4,687
NextEra Energy, Inc.	61,860	4,533
NRG Energy, Inc.	196,840	7,933
Total		17,153

Equity Real Estate Investment Trusts 2.83%
Alexandria Real Estate Equities, Inc.	31,250	5,686
Host Hotels & Resorts, Inc.*	289,940	4,955
Prologis, Inc.	51,560	6,163
Total		16,804

Food & Staples Retailing 1.03%
BJ’s Wholesale Club Holdings, Inc.*	128,310	6,105

Health Care Equipment & Supplies 3.28%
Medtronic plc (Ireland)(a)	95,250	11,823
Zimmer Biomet Holdings, Inc.	47,560	7,649
Total		19,472

Health Care Providers & Services 5.28%
CVS Health Corp.	111,420	9,297
McKesson Corp.	29,310	5,605
UnitedHealth Group, Inc.	41,010	16,422
Total		31,324

Hotels, Restaurants & Leisure 1.92%
Caesars Entertainment, Inc.*	110,100	11,423

Household Products 2.79%
Procter & Gamble Co. (The)	122,980	16,594

Information Technology Services 0.77%
Mastercard, Inc. Class A	12,470	4,553

Insurance 3.86%
American International Group, Inc.	164,160	7,814
Everest Re Group Ltd.	26,150	6,590

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares		Fair Value (000)
Insurance (continued)
Fidelity National Financial, Inc.		195,650	$8,503
Total			22,907

Interactive Media & Services 3.30%
Alphabet, Inc. Class A*		6,070	14,822
Facebook, Inc. Class A*		13,650	4,746
Total			19,568

Life Sciences Tools & Services 0.82%
Thermo Fisher Scientific, Inc.		9,690	4,888

Machinery 2.88%
Allison Transmission Holdings, Inc.		209,130	8,311
Westinghouse Air Brake Technologies Corp.		107,000	8,806
Total			17,117

Media 3.98%
Comcast Corp. Class A		227,250	12,958
Fox Corp. Class A		170,950	6,347
Nexstar Media Group, Inc. Class A		29,202	4,318
Total			23,623

Metals & Mining 0.91%
Reliance Steel & Aluminum Co.		35,750	5,395

Multi-Utilities 0.98%
CMS Energy Corp.		98,590	5,825

Oil, Gas & Consumable Fuels 5.94%
Chesapeake Energy Corp.		109,030	5,661
Chevron Corp.		70,550	7,389
Marathon Petroleum Corp.		119,400	7,214
Pioneer Natural Resources Co.		58,060	9,436
TotalEnergies SE ADR		123,670	5,597
Total			35,297

Personal Products 1.38%
Unilever plc(b)	GBP	140,480	8,209
Investments	Shares		Fair Value (000)
Pharmaceuticals 5.68%
Bristol-Myers Squibb Co.		181,680	$12,140
Eli Lilly & Co.		22,830	5,240
Organon & Co.*		299,740	9,070
Sanofi(b)	EUR	69,503	7,302
Total			33,752

Road & Rail 1.42%
Norfolk Southern Corp.		31,690	8,411

Semiconductors & Semiconductor Equipment 4.40%
KLA Corp.		9,290	3,012
Micron Technology, Inc.*		53,550	4,551
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		59,230	7,117
Texas Instruments, Inc.		59,450	11,432
Total			26,112

Software 2.97%
Microsoft Corp.		33,250	9,007
Oracle Corp.		111,170	8,654
Total			17,661

Specialty Retail 2.88%
Lowe’s Cos., Inc.		49,690	9,638
TJX Cos., Inc. (The)		111,030	7,486
Total			17,124

Technology Hardware, Storage & Peripherals 2.97%
Apple, Inc.		64,000	8,765
NetApp, Inc.		108,590	8,885
Total			17,650

Tobacco 1.07%
Philip Morris International, Inc.		63,770	6,320

Trading Companies & Distributors 1.38%
AerCap Holdings NV (Ireland)*(a)		160,040	8,196

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2021

Investments	Shares	Fair Value (000)
Wireless Telecommunication Services 1.11%
T-Mobile US, Inc.*	45,500	$6,590

Total Common Stocks (cost $ 471,322,033)		590,901
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.55%

Repurchase Agreements
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $3,402,800 of U.S. Treasury Note at .375% due 11/30/2025; value: $3,342,037; proceeds: $3,276,496 (cost $3,276,496)	$3,277	$3,277
Total Investments in Securities 100.05% (cost $474,598,529)		594,178
Other Assets and Liabilities – Net (0.05)%		(282)
Net Assets 100.00%		$593,896

GBP	British Pound.
EUR	Euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$–	$8,209	$–	$8,209
Pharmaceuticals	26,450	7,302	–	33,752
Semiconductors &Semiconductor Equipment	18,995	7,117	–	26,112
Remaining Industries	522,828	–	–	522,828
Short-Term Investments
Repurchase Agreements	–	3,277	–	3,277
Total	$568,273	$25,905	$–	$594,178

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value (cost $474,598,529)	$594,177,816
Receivables:
Dividends	544,110
Capital shares sold	221,126
Prepaid expenses	2,267
Total assets	594,945,319
LIABILITIES:
Payables:
Management fee	246,933
Directors’ fees	139,769
Capital shares reacquired	28,175
Fund administration	19,755
Accrued expenses	615,084
Total liabilities	1,049,716
Commitments and contingent liabilities
NET ASSETS	$593,895,603
COMPOSITION OF NET ASSETS:
Paid-in capital	$436,960,999
Total distributable earnings (loss)	156,934,604
Net Assets	$593,895,603
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	14,648,803
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$40.54

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $92,302)	$5,913,333
Securities lending net income	34
Total investment income	5,913,367
Expenses:
Management fee	1,455,027
Non 12b-1 service fees	728,166
Shareholder servicing	305,370
Fund administration	116,402
Professional	26,684
Reports to shareholders	12,611
Directors’ fees	10,909
Custody	10,844
Other	36,789
Gross expenses	2,702,802
Expense reductions (See Note 8)	(292)
Fees waived and expenses reimbursed (See Note 3)	(10,844)
Net expenses	2,691,666
Net investment income	3,221,701
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	57,595,153
Net realized gain (loss) on foreign currency related transactions	(798)
Net change in unrealized appreciation/depreciation on investments	25,496,897
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(354)
Net realized and unrealized gain (loss)	83,090,898
Net Increase in Net Assets Resulting From Operations	$86,312,599

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$3,221,701	$8,645,496
Net realized gain (loss) on investments and foreign currency related transactions	57,594,355	(20,915,755)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,496,543	26,993,137
Net increase in net assets resulting from operations	86,312,599	14,722,878
Distributions to shareholders:	–	(8,654,497)
Capital share transactions (See Note 14):
Proceeds from sales of shares	3,728,360	24,926,060
Reinvestment of distributions	–	8,654,497
Cost of shares reacquired	(49,002,993)	(68,641,944)
Net decrease in net assets resulting from capital share transactions	(45,274,633)	(35,061,387)
Net increase (decrease) in net assets	41,037,966	(28,993,006)
NET ASSETS:
Beginning of period	$552,857,637	$581,850,643
End of period	$593,895,603	$552,857,637

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2021(c)	$34.94	$0.21	$5.39	$5.60	$–	$–	$–
12/31/2020	34.57	0.53	0.39	0.92	(0.55)	–	(0.55)
12/31/2019	30.65	0.55	6.31	6.86	(0.58)	(2.36)	(2.94)
12/31/2018	37.15	0.50	(3.53)	(3.03)	(0.52)	(2.95)	(3.47)
12/31/2017	36.72	0.48	4.39	4.87	(0.53)	(3.91)	(4.44)
12/31/2016	32.21	0.52	4.99	5.51	(0.52)	(0.48)	(1.00)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$40.54	16.03	(d)	0.92	(e)	0.93	(e)	1.11	(e)	$593,896	38	(d)
34.94	2.70		0.94		0.94		1.70		552,858	67
34.57	22.49		0.94		0.94		1.59		581,851	76
30.65	(8.14)		0.93		0.93		1.35		547,667	89
37.15	13.38		0.93		0.93		1.26		696,564	97
36.72	17.11		0.94		0.94		1.54		718,550	98

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2021, the effective management fee was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $10,844 of fund administration fees during the six months ended June 30, 2021.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$8,654,497
Total distributions paid	$–	$8,654,497

As of December 31, 2020, the Fund had a capital loss carryforward of $20,091,925, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$477,817,317
Gross unrealized gain	122,179,205
Gross unrealized loss	(5,818,706)
Net unrealized security gain	$116,360,499

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain distributions received.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$218,584,443	$262,192,965

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,276,496	$ –	$3,276,496
Total	$3,276,496	$ –	$3,276,496

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,276,496	$–	$–	$(3,276,496)	$–
Total	$3,276,496	$–	$–	$(3,276,496)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in

16

Notes to Financial Statements (unaudited)(continued)

the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the year ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

17

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Fund did not loan any securities.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate

18

Notes to Financial Statements (unaudited)(concluded)

exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	95,235	933,385
Reinvestment of distributions	–	252,686
Shares reacquired	(1,270,354)	(2,194,281)
Decrease	(1,175,119)	(1,008,210)

19

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LASFGI-3
LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	(08/21)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth Opportunities Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/2 -
	1/1/21	6/30/21	6/30/21
Class VC
Actual	$1,000.00	$1,059.00	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	7.09%
Consumer Discretionary	13.51%
Consumer Staples	2.87%
Financials	5.42%
Health Care	20.82%
Industrials	11.69%
Information Technology	31.53%
Materials	3.93%
Real Estate	1.60%
Repurchase Agreements	1.30%
Money Market Funds(a)	0.22%
Time Deposits(a)	0.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.26%

Aerospace & Defense 3.14%
CAE, Inc. (Canada)*(a)	55,961	$1,723
TransDigm Group, Inc.*	3,737	2,419
Total		4,142

Air Freight & Logistics 1.04%
XPO Logistics, Inc.*	9,753	1,364

Banks 1.78%
First Republic Bank	7,064	1,322
Western Alliance Bancorp	11,023	1,024
Total		2,346

Beverages 0.87%
Brown-Forman Corp. Class B	15,279	1,145

Biotechnology 4.99%
Arena Pharmaceuticals, Inc.*	5,764	393
Argenx SE ADR*	2,795	842
Genmab A/S ADR*	24,680	1,008
Mirati Therapeutics, Inc.*	3,846	621
Natera, Inc.*	14,673	1,666
Rocket Pharmaceuticals, Inc.*	7,457	330
Seagen, Inc.*	8,556	1,351
TG Therapeutics, Inc.*	9,543	370
Total		6,581

Capital Markets 2.53%
MarketAxess Holdings, Inc.	2,949	1,367
Moody’s Corp.	1,905	690
MSCI, Inc.	2,403	1,281
Total		3,338

Chemicals 0.36%
FMC Corp.	4,427	479

Construction Materials 1.35%
Vulcan Materials Co.	10,215	1,778
Investments	Shares	Fair Value (000)
Containers & Packaging 2.25%
Avery Dennison Corp.	5,354	$1,125
Ball Corp.	22,721	1,841
Total		2,966

Diversified Consumer Services 1.68%
Bright Horizons Family
Solutions, Inc.*	8,300	1,221
Chegg, Inc.*	11,982	996
Total		2,217

Electrical Equipment 1.08%
AMETEK, Inc.	10,622	1,418

Electronic Equipment, Instruments & Components 2.67%
Amphenol Corp. Class A	31,684	2,168
Trimble, Inc.*	16,439	1,345
Total		3,513

Entertainment 2.60%
Roku, Inc.*	5,956	2,735
Warner Music Group Corp. Class A	19,172	691
Total		3,426

Equity Real Estate Investment Trusts 1.61%
SBA Communications Corp.	6,654	2,121

Food & Staples Retailing 0.76%
Sysco Corp.	12,826	997

Health Care Equipment & Supplies 6.85%
Align Technology, Inc.*	2,760	1,686
DexCom, Inc.*	5,811	2,481
IDEXX Laboratories, Inc.*	3,362	2,123
Insulet Corp.*	2,348	645
Novocure Ltd. (Jersey)*(a)	1,765	392
West Pharmaceutical Services, Inc.	2,755	989
Zimmer Biomet Holdings, Inc.	4,383	705
Total		9,021

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Health Care Technology 1.56%
Veeva Systems, Inc. Class A*	6,604	$2,053

Hotels, Restaurants & Leisure 4.67%
Chipotle Mexican Grill, Inc.*	1,564	2,425
Churchill Downs, Inc.	4,573	907
Hilton Worldwide
Holdings, Inc.*	15,063	1,817
Wingstop, Inc.	6,411	1,010
Total		6,159

Household Products 0.67%
Church & Dwight Co., Inc.	10,321	879

Industrial Conglomerates 0.96%
Roper Technologies, Inc.	2,696	1,268

Information Technology Services 6.58%
FleetCor Technologies, Inc.*	3,963	1,015
Genpact Ltd.	31,159	1,415
Global Payments, Inc.	8,814	1,653
Jack Henry & Associates, Inc.	10,646	1,741
Twilio, Inc. Class A*	4,100	1,616
Wix.com Ltd. (Israel)*(a)	4,244	1,232
Total		8,672

Insurance 1.15%
Goosehead Insurance, Inc.
Class A	11,923	1,518

Interactive Media & Services 4.55%
Bumble, Inc. Class A*(b)	11,400	657
Match Group, Inc.*	14,290	2,304
Pinterest, Inc. Class A*	22,509	1,777
Snap, Inc. Class A*	18,447	1,257
Total		5,995

Internet & Direct Marketing Retail 1.97%
Chewy, Inc. Class A*	10,173	811
Etsy, Inc.*	8,659	1,782
Total		2,593
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 5.97%
10X Genomics, Inc. Class A*		5,351	$1,048
Agilent Technologies, Inc.		14,408	2,130
Bio-Rad Laboratories, Inc. Class A*		2,145	1,382
Charles River Laboratories International, Inc.*		1,872	692
Maravai LifeSciences Holdings, Inc. Class A*		21,251	887
Quanterix Corp.*		10,056	590
Repligen Corp.*		5,676	1,133
Total			7,862

Machinery 2.90%
Fortive Corp.		17,723	1,236
Parker-Hannifin Corp.		4,021	1,235
Stanley Black & Decker, Inc.		6,581	1,349
Total			3,820

Personal Products 0.60%
Shiseido Co., Ltd.(c)	JPY	10,797	796

Pharmaceuticals 1.62%
Catalent, Inc.*		7,736	837
Zoetis, Inc.		6,982	1,301
Total			2,138

Road & Rail 2.67%
Lyft, Inc. Class A*		22,661	1,371
Old Dominion Freight Line, Inc.		8,469	2,149
Total			3,520

Semiconductors & Semiconductor Equipment 6.27%
Analog Devices, Inc.		11,767	2,026
Enphase Energy, Inc.*		7,984	1,466
Lam Research Corp.		1,518	988
Microchip Technology, Inc.		14,880	2,228
NXP Semiconductors NV (Netherlands)(a)		7,524	1,548
Total			8,256

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Software 16.27%
Crowdstrike Holdings, Inc. Class A*	6,612	$1,662
Datadog, Inc. Class A*	8,190	852
DocuSign, Inc.*	10,615	2,968
Dynatrace, Inc.*	21,783	1,272
Everbridge, Inc.*	8,219	1,118
Fair Isaac Corp.*	3,649	1,834
HubSpot, Inc.*	3,843	2,239
Palo Alto Networks, Inc.*	5,303	1,968
Paycom Software, Inc.*	5,323	1,935
RingCentral, Inc. Class A*	8,193	2,381
SentinelOne, Inc. Class A	7,923	337
Splunk, Inc.*	8,639	1,249
Zendesk, Inc.*	11,277	1,628
Total		21,443

Specialty Retail 4.04%
Burlington Stores, Inc.*	7,579	2,441
Five Below, Inc.*	6,644	1,284
Tractor Supply Co.	8,612	1,602
Total		5,327

Textiles, Apparel & Luxury Goods 1.25%
Canada Goose Holdings, Inc. (Canada)*(a)	11,002	481
Lululemon Athletica, Inc. (Canada)*(a)	3,196	1,167
Total		1,648
Total Common Stocks (cost $100,912,389)		130,799
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.56%

Repurchase Agreements 1.31%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $1,825,400 of U.S. Treasury Note at 0.625% due 12/31/2027; value: $1,763,079; proceeds: $1,728,459 (cost $1,728,459)	$1,729	1,729

	Shares

Money Market Funds 0.23%
Fidelity Government Portfolio(d) (cost $297,288)	297,288	297

Time Deposits 0.02%
Citibank N.A.(d) (cost $33,032)	33,032	33
Total Short-Term Investments (cost $2,058,779)		2,059
Total Investments in Securities 100.82% (cost $102,971,168)		$132,858
Other Assets and Liabilities – Net (0.82)%		(1,076)
Net Assets 100.00%		$131,782

JPY	Japanese yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$130,003	$796	$–	$130,799
Short-Term Investments
Repurchase Agreements	–	1,729	–	1,729
Money Market Funds	297	–	–	297
Time Deposits	–	33	–	33
Total	$130,300	$2,558	$–	$132,858

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $328,608 of securities loaned (cost $102,971,168)	$132,858,136
Receivables:
Investment securities sold	61,921
Dividends	19,745
Capital shares sold	218
Prepaid expenses and other assets	3,101
Total assets	132,943,121
LIABILITIES:
Payables:
Investment securities purchased	461,100
Capital shares reacquired	110,078
Management fee	78,594
Directors’ fees	16,873
Fund administration	4,192
Payable for collateral due to broker for securities lending	330,320
Accrued expenses	159,629
Total liabilities	1,160,786
Commitments and contingent liabilities
NET ASSETS	$131,782,335
COMPOSITION OF NET ASSETS:
Paid-in capital	$83,853,486
Total distributable earnings (loss)	47,928,849
Net Assets	$131,782,335
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	7,568,657
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.41

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $1,469)	$194,466
Securities lending net income	1,108
Total investment income	195,574
Expenses:
Management fee	473,960
Non 12b-1 service fees	158,272
Shareholder servicing	66,467
Fund administration	25,278
Professional	21,582
Custody	7,846
Reports to shareholders	4,322
Directors’ fees	2,404
Other	10,034
Gross expenses	770,165
Expense reductions (See Note 8)	(63)
Fees waived and expenses reimbursed (See Note 3)	(7,846)
Net expenses	762,256
Net investment loss	(566,682)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	15,288,635
Net realized gain (loss) on foreign currency related transactions	(103)
Net change in unrealized appreciation/depreciation on investments	(7,239,419)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(14)
Net realized and unrealized gain (loss)	8,049,099
Net Increase in Net Assets Resulting From Operations	$7,482,417

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment loss	$(566,682)	$(782,582)
Net realized gain (loss) on investments and foreign currency related transactions	15,288,532	17,130,486
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,239,433)	12,366,293
Net increase in net assets resulting from operations	7,482,417	28,714,197
Distributions to shareholders:	–	(12,398,911)
Capital share transactions (See Note 14):
Proceeds from sales of shares	4,565,723	45,104,531
Reinvestment of distributions	–	12,398,911
Cost of shares reacquired	(9,127,113)	(69,902,251)
Net decrease in net assets resulting from capital share transactions	(4,561,390)	(12,398,809)
Net increase in net assets	2,921,027	3,916,477
NET ASSETS:
Beginning of period	$128,861,308	$124,944,831
End of period	$131,782,335	$128,861,308

10	See Notes to Financial Statements.

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11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning	investment	unrealized	investment	realized	end of
	of period	income (loss)(a)	gain (loss)	operations	gain	period
Class A
6/30/2021(c)	$16.44	$(0.07)	$1.04	$0.97	$ –	$17.41
12/31/2020	13.02	(0.10)	5.24	5.14	(1.72)	16.44
12/31/2019	10.48	(0.03)	3.82	3.79	(1.25)	13.02
12/31/2018	14.20	(0.07)	(0.42)	(0.49)	(3.23)	10.48
12/31/2017	11.96	(0.04)	2.77	2.73	(0.49)	14.20
12/31/2016	11.88	(0.03)	0.18	0.15	(0.07)	11.96

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

5.90	(d)	1.20	(e)	1.22	(e)	(0.90	)(e)	$131,782	34	(d)
39.38		1.25		1.25		(0.72)		128,861	88
36.37		1.22		1.27		(0.27)		124,945	45
(2.89)		1.13		1.29		(0.45)		66,492	39
22.91		1.10		1.27		(0.29)		134,201	69
1.23		1.13		1.33		(0.25)		123,735	155

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain(loss) on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

15

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the six months ended June 30, 2021, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s

16

Notes to Financial Statements (unaudited)(continued)

average daily net assets. Lord Abbett voluntarily waived $7,846 of fund administration fees during the six months ended June 30, 2021.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020, was as follows:

	Six Months Ended
	6/30/2021	Year Ended
	(unaudited)	12/31/2020
Distributions paid from:
Ordinary income	$–	$1,535,449
Net long-term capital gains	–	10,863,462
Total distributions paid	$–	$12,398,911

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$103,853,370
Gross unrealized gain	30,099,286
Gross unrealized loss	(1,094,520)
Net unrealized security gain	$29,004,766

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

17

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$42,406,368	$48,296,646

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in only cross-trade purchases of $127,500.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,728,459	$ –	$1,728,459
Total	$1,728,459	$ –	$1,728,459

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,728,459	$ –	$–		$(1,728,459)	$–
Total	$1,728,459	$ –	$–		$(1,728,459)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

18

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the year ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order

19

Notes to Financial Statements (unaudited)(continued)

allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$328,608	$330,320

(1)	Statement of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for

20

Notes to Financial Statements (unaudited)(concluded)

above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars terrorism, natural disasters, epidemics or pandemics such as the COVID 19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021	Year Ended
	(unaudited)	December 31, 2020
Shares sold	276,404	3,467,320
Reinvestment of distributions	–	744,567
Shares reacquired	(545,841)	(5,967,746)
Decrease	(269,437)	(1,755,859)

21

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Growth Opportunities Portfolio	LASFGO-3 (08/21)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund — Mid Cap Stock Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 – 6/30/21
Class VC
Actual	$1,000.00	$1,187.60	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 181/365 (to reflect one- half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Communication Services	2.96%
Consumer Discretionary	10.41%
Consumer Staples	5.37%
Energy	5.62%
Financial Services	18.57%
Health Care	9.90%
Industrials	15.86%
Information Technology	10.08%
Materials	5.32%
Real Estate	8.29%
Utilities	6.05%
Repurchase Agreements	0.48%
Money Market Funds(a)	0.98%
Time Deposits(a)	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.77%

Air Freight & Logistics 1.11%
Expeditors International of Washington, Inc.		25,300	$3,203

Airlines 1.09%
Delta Air Lines, Inc.*		72,650	3,143

Auto Components 1.48%
Lear Corp.		24,330	4,265

Automobiles 1.47%
Harley-Davidson, Inc.		92,140	4,222

Banks 6.42%
CIT Group, Inc.		103,980	5,364
Citizens Financial Group, Inc.		106,720	4,895
East West Bancorp, Inc.		70,360	5,044
SVB Financial Group*		5,660	3,150
Total			18,453

Beverages 1.30%
Carlsberg A/S Class B(a)	DKK	20,050	3,742

Biotechnology 1.25%
Horizon Therapeutics plc*		38,340	3,590

Building Products 2.92%
A.O. Smith Corp.		52,620	3,792
Masco Corp.		78,220	4,608
Total			8,400

Capital Markets 3.82%
Ameriprise Financial, Inc.		23,740	5,908
KKR & Co., Inc.		85,670	5,075
Total			10,983

Chemicals 4.16%
Axalta Coating Systems Ltd.*		136,480	4,161
Corteva, Inc.		58,240	2,583
Valvoline, Inc.		160,360	5,206
Total			11,950
Investments	Shares	Fair Value (000)
Communications Equipment 1.50%
F5 Networks, Inc.*	23,150	$4,321

Construction & Engineering 1.74%
EMCOR Group, Inc.	40,660	5,009

Consumer Finance 1.98%
Discover Financial Services	48,160	5,697

Diversified Financial Services 1.55%
Equitable Holdings, Inc.	146,432	4,459

Electric: Utilities 4.96%
Edison International	54,520	3,152
Entergy Corp.	36,850	3,674
NRG Energy, Inc.	113,840	4,588
Pinnacle West Capital Corp.	34,670	2,842
Total		14,256

Electrical Equipment 2.94%
Hubbell, Inc.	25,880	4,835
Rockwell Automation, Inc.	12,660	3,621
Total		8,456

Electronic Equipment, Instruments & Components 1.38%
Avnet, Inc.	99,080	3,971

Energy Equipment & Services 1.01%
NOV, Inc.*	190,300	2,915

Equity Real Estate Investment Trusts 7.60%
Alexandria Real Estate Equities, Inc.	20,300	3,693
Camden Property Trust	32,130	4,263
CoreSite Realty Corp.	21,880	2,945
Duke Realty Corp.	78,870	3,735
Host Hotels & Resorts, Inc.*	183,850	3,142
Weingarten Realty Investors	126,830	4,067
Total		21,845

Food & Staples Retailing 1.37%
BJ’s Wholesale Club Holdings, Inc.*	82,830	3,941

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Food Products 1.23%
J.M. Smucker Co. (The)	27,370	$3,546

Health Care Equipment & Supplies 1.82%
Zimmer Biomet Holdings, Inc.	32,590	5,241

Health Care Providers & Services 3.92%
AmerisourceBergen Corp.	36,720	4,204
Molina Healthcare, Inc.*	14,700	3,720
Quest Diagnostics, Inc.	25,430	3,356
Total		11,280

Health Care Technology 1.51%
Cerner Corp.	55,420	4,332

Hotels, Restaurants & Leisure 1.72%
Caesars Entertainment, Inc.*	47,730	4,952

Household Durables 1.53%
Leggett & Platt, Inc.	85,030	4,405

Household Products 1.54%
Spectrum Brands Holdings, Inc.	51,980	4,420

Information Technology Services 2.85%
Euronet Worldwide, Inc.*	34,480	4,667
Sabre Corp.*	283,630	3,540
Total		8,207

Insurance 5.06%
Arch Capital Group Ltd.*	94,860	3,694
Everest Re Group Ltd.	11,610	2,926
Fidelity National Financial, Inc.	95,710	4,160
Hartford Financial Services Group, Inc. (The)	60,650	3,758
Total		14,538

Internet & Direct Marketing Retail 1.59%
eBay, Inc.	65,180	4,576
Investments	Shares	Fair Value (000)
Machinery 4.11%
Allison Transmission Holdings, Inc.	107,140	$4,258
Cummins, Inc.	14,670	3,577
Westinghouse Air Brake Technologies Corp.	48,510	3,992
Total		11,827

Media 3.01%
Discovery, Inc. Class A*(b)	104,000	3,191
Fox Corp. Class A	71,890	2,669
Nexstar Media Group, Inc. Class A	18,827	2,784
Total		8,644

Metals & Mining 1.24%
Reliance Steel & Aluminum Co.	23,650	3,569

Multi-Utilities 1.17%
CMS Energy Corp.	57,110	3,374

Oil, Gas & Consumable Fuels 4.69%
Chesapeake Energy Corp.	47,220	2,451
Marathon Petroleum Corp.	46,670	2,820
ONEOK, Inc.	49,750	2,768
Pioneer Natural Resources Co.	33,490	5,443
Total		13,482

Pharmaceuticals 1.53%
Organon & Co.*	145,750	4,410

Real Estate Management & Development 0.80%
Realogy Holdings Corp.*	126,820	2,311

Road & Rail 0.75%
Kansas City Southern	7,560	2,142

Semiconductors & Semiconductor Equipment 1.43%
Teradyne, Inc.	30,790	4,125

Software 1.21%
Fair Isaac Corp.*	6,920	3,479

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 2.76%
Ross Stores, Inc.	34,130	$4,232
Williams-Sonoma, Inc.	23,200	3,704
Total		7,936

Technology Hardware, Storage & Peripherals 1.84%
NetApp, Inc.	64,690	5,293

Trading Companies & Distributors 1.41%
AerCap Holdings NV (Ireland)*(c)	79,250	4,058
Total Common Stocks (cost $225,387,324)		286,968

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.60%

Repurchase Agreements 0.49%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $1,459,100 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $1,433,045; proceeds: $1,404,933 (cost $1,404,933)	$1,405	1,405
Investments	Shares	Fair Value (000)
Money Market Funds 1.00%
Fidelity Government Portfolio(d) (cost $2,870,910)	2,870,910	$2,871

Time Deposits 0.11%
Citibank N.A.(d) (cost $318,990)	318,990	319
Total Short-Term Investments (cost $4,594,833)		4,595
Total Investments in Securities 101.37% (cost $229,982,157)		291,563
Other Assets and Liabilities – Net (1.37)%		(3,949)
Net Assets 100.00%		$287,614

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$286,968	$–	$–	$286,968
Short-Term Investments
Repurchase Agreements	–	1,405	–	1,405
Money Market Funds	2,871	–	–	2,871
Time Deposits	–	319	–	319
Total	$289,839	$1,724	$–	$291,563

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value including $3,156,972 of securities loaned (cost $229,982,157)	$291,562,932
Cash	6,473
Receivables:
Dividends	197,428
Capital shares sold	73,576
Securities lending income receivable	2,768
Prepaid expenses	1,815
Total assets	291,844,992
LIABILITIES:
Payables:
Management fee	172,812
Capital shares reacquired	168,468
Directors’ fees	68,876
Fund administration	9,623
Payable for collateral due to broker for securities lending	3,189,900
Accrued expenses	621,241
Total liabilities	4,230,920
Commitments and contingent liabilities
NET ASSETS	$287,614,072
COMPOSITION OF NET ASSETS:
Paid-in capital	$214,349,107
Total distributable earnings (loss)	73,264,965
Net Assets	$287,614,072
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	10,052,415
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$28.61

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $15,562)	$2,368,195
Securities lending net income	3,854
Total investment income	2,372,049
Expenses:
Management fee	1,004,598
Non 12b-1 service fees	348,801
Shareholder servicing	103,790
Fund administration	55,718
Professional	25,518
Reports to shareholders	14,006
Custody	9,622
Directors’ fees	5,112
Other	16,934
Gross expenses	1,584,099
Expense reductions (See Note 8)	(140)
Fees waived and expenses reimbursed (See Note 3)	(9,622)
Net expenses	1,574,337
Net investment income	797,712
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	21,038,120
Net realized gain (loss) on foreign currency related transactions	(1,661)
Net change in unrealized appreciation/depreciation on investments	25,073,965
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(292)
Net realized and unrealized gain (loss)	46,110,132
Net Increase in Net Assets Resulting From Operations	$46,907,844

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$797,712	$2,479,437
Net realized gain (loss) on investments and foreign
currency related transactions	21,036,459	(9,100,383)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,073,673	10,071,188
Net increase in net assets resulting from operations	46,907,844	3,450,242
Distributions to shareholders:	–	(2,488,293)
Capital share transactions (See Note 14):
Proceeds from sales of shares	5,706,855	16,861,385
Reinvestment of distributions	–	2,488,293
Cost of shares reacquired	(19,286,892)	(37,145,314)
Net decrease in net assets resulting from capital share transactions	(13,580,037)	(17,795,636)
Net increase (decrease) in net assets	33,327,807	(16,833,687)
NET ASSETS:
Beginning of period	$254,286,265	$271,119,952
End of period	$287,614,072	$254,286,265

10	See Notes to Financial Statements.

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11

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2021(c)	$24.09	$0.08	$4.44	$4.52	$–	$–	$–
12/31/2020	23.74	0.23	0.36	0.59	(0.24)	–	(0.24)
12/31/2019	19.87	0.21	4.27	4.48	(0.21)	(0.40)	(0.61)
12/31/2018	24.51	0.15	(3.83)	(3.68)	(0.17)	(0.79)	(0.96)
12/31/2017	25.52	0.14	1.58	1.72	(0.16)	(2.57)	(2.73)
12/31/2016	23.28	0.13	3.69	3.82	(0.13)	(1.45)	(1.58)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$28.61	18.76	(d)	1.13	(e)	1.14	(e)	0.57	(e)	$287,614	30	(d)
24.09	2.50		1.17		1.18		1.11		254,286	67
23.74	22.64		1.17		1.17		0.91		271,120	79
19.87	(15.04)		1.17		1.17		0.64		240,971	50
24.51	6.83		1.16		1.16		0.55		331,388	70
25.52	16.39		1.17		1.17		0.52		356,563	67

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30,2021. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the

Notes to Financial Statements (unaudited)(continued)

U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2021, the effective management fee was at an annualized rate of .72% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $9,622 of fund administration fees during the six months ended June 30, 2021.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)		Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$		$2,488,293
Total distributions paid		$–	$2,488,293

As of December 31, 2020, the Fund had a capital loss carryforward of $8,648,014, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$231,424,229
Gross unrealized gain	64,070,286
Gross unrealized loss	(3,931,583)
Net unrealized security gain	$60,138,703

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

Purchases	Sales
$82,810,822	$95,403,405

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2021.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,404,933	$–	$1,404,933
Total	$1,404,933	$–	$1,404,933

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,404,933	$–	$–		$(1,404,933)	$–
Total	$1,404,933	$–	$–		$(1,404,933)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the year ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received(1)
$3,156,972	$3,189,900

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect

Notes to Financial Statements (unaudited)(concluded)

the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	207,440	851,555
Reinvestment of distributions	–	105,536
Shares reacquired	(709,779)	(1,821,997)
Decrease	(502,339)	(864,906)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-3 (08/21)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

42	Statement of Assets and Liabilities

43	Statement of Operations

44	Statements of Changes in Net Assets

46	Financial Highlights

48	Notes to Financial Statements

61	Supplemental Information to Shareholders

Lord Abbett Series Fund – Short Duration Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$1,009.10	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Automotive	4.65%
Basic Industry	0.29%
Capital Goods	1.44%
Consumer Cyclical	2.29%
Consumer Discretionary	1.38%
Consumer Services	0.92%
Consumer Staples	0.26%
Energy	8.44%
Financial Services	55.82%
Foreign Government	0.39%
Health Care	2.96%
Integrated Oils	0.05%
Materials & Processing	3.12%
Municipal	0.10%
Other	0.06%
Producer Durables	2.22%
Technology	4.97%
Telecommunications	0.88%
Transportation	1.04%
U.S. Government	2.97%
Utilities	3.30%
Repurchase Agreements	2.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.23%

ASSET-BACKED SECURITIES 23.05%

Automobiles 8.86%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$88	$88,920
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	22	22,032
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64	65,087
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	60	60,703
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	2	1,789
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	100,737
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	17	16,550
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	29	29,373
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43	43,894
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	79	79,528
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	6	5,829
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100	101,177
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200	205,884
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	60	60,304
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	100	101,461
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	260	261,221
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	250	250,711
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	31	31,566
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	3	2,734
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34	34,862
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	50	50,600
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	75	76,180
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44	45,744
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107	108,557
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82	84,395
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	100	100,505
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	100	100,699
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	171	171,543
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	36	36,237
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	100	100,004
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	55	55,157
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	100	100,017
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	51,582
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	9	8,613

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	$274	$274,304
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	209	208,995
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	101,535
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	200	212,403
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	200	214,948
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	155	155,208
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	344	343,979
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	150	151,269
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	100	101,028
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%	10/21/2024	363	364,183
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	73	73,401
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	26,933
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	195	195,125
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	143	142,753
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	126	126,091
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	391	391,015
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	267	267,129
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	155	155,531
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	175	175,685
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	75	75,493
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	156	156,236
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	250	249,983
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	270	270,019
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	116	115,810
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	125	125,341
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	139	138,970
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	178	178,436
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	29	28,945
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	16	16,460
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	12	12,220
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	122,398
Santander Drive Auto Receivables Trust 2020-2 D	2.22%	9/15/2026	216	221,270
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	111	111,021
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	225	225,031

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	$135	$135,291
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	72	74,205
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	305	305,219
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%		5/15/2023	126	126,044
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	161	161,183
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	141	142,069
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	100	100,085
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	86	88,732
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	97	97,759
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	94	95,602
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	300	300,086
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	91	91,255
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	52	53,098
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15	15,422
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45	46,073
Total					10,215,466

Credit Cards 0.70%
Barclays Dryrock Issuance Trust 2018-1 A	0.403% (1 Mo. LIBOR + .33%	)#	7/15/2024	100	100,071
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	41	41,710
Master Credit Card Trust II Series 2018-1A A†	0.583% (1 Mo. LIBOR + .49%	)#	7/21/2024	100	100,618
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	103,042
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	173	174,673
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	36	36,302
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	97	98,779
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	8	8,173
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	140	143,297
Total					806,665

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 13.49%
ACAM Ltd. 2019-FL1 A†	1.525% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	$168	$169,157
AMMC CLO Ltd. 2016-19A BR†	1.984% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	250	250,575
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	29	29,247
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	56	56,851
Apidos CLO 2015-22A A1R†	1.248% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	250	250,345
Apidos CLO XXIV 2016-24A A1AL†	1.138% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	250	250,135
Apidos CLO XXXI 2019-31A A1R†	Zero Coupon#(a)		4/15/2031	250	250,232
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†	1.20% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	110	110,334
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.223% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	100	100,125
ARES L CLO Ltd. 2018-50A AR†	Zero Coupon#(a)		1/15/2032	250	250,014
Avery Point V CLO Ltd. 2014-5A AR†	1.17% (3 Mo. LIBOR + 0.98%	)#	7/17/2026	18	17,934
Bain Capital Credit CLO Ltd. 2017-1A A1R†	Zero Coupon#(a)		7/20/2030	250	250,075
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.492% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	250	250,345
Barings CLO Ltd. 2019-3A A1R†	1.192% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	250	250,103
BDS Ltd. 2019-FL3 A†	1.482% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	62	61,783
BDS Ltd. 2021-FL7 A†	1.145% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	200	200,951
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.368% (3 Mo. LIBOR + 1.18%	)#	1/20/2032	250	250,616
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2029	250	250,020
BSPRT Issuer, Ltd. 2019 FL5 A†	1.223% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	100	100,067
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon#(a)		7/20/2031	250	249,418
Carlyle US CLO Ltd. 2017-3A A1AR†	1.088% (3 Mo. LIBOR + .90%	)#	7/20/2029	250	249,872
Cedar Funding CLO Ltd. 2017-8A A1†	1.44% (3 Mo. LIBOR + 1.25%	)#	10/17/2030	250	250,123

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cedar Funding Ltd. 2021-14A A†	Zero Coupon#(a)		7/15/2033	$250	$249,671
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.185% (3 Mo. LIBOR + 1.05%	)#	5/29/2032	220	220,014
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon#(a)		10/18/2030	250	250,020
CoreVest American Finance Ltd. 2018-1 A†	3.804%		6/15/2051	46	48,118
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	37	39,061
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	30	31,752
DLL LLC 2018-1 A4†	3.27%		4/17/2026	63	64,030
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	29	29,490
Dryden Senior Loan Fund 2017-47A A1R†	Zero Coupon#(a)		4/15/2028	250	250,023
Elmwood CLO VI Ltd. 2020-3A A†	1.504% (3 Mo. LIBOR + 1.32%	)#	10/15/2031	250	250,412
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024	239	243,412
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026	305	325,534
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.126% (3 Mo. LIBOR + .95%	)#	7/24/2030	150	149,969
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.623% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	124	124,027
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.223% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	38	37,550
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.256% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	49	49,256
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	37	37,468
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	100	101,598
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	180	183,445
JFIN CLO Ltd. 2013-1A A1NR†	1.578% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	129	130,142
Kayne CLO II Ltd. 2018 2A AR†	1.264% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	250	250,455
KKR CLO Ltd.†	1.259% (3 Mo. LIBOR + 1.14%	)#	3/15/2031	250	250,319
LFT CRE Ltd. 2021-FL1 B†	1.85% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	200	200,730
LoanCore Issuer Ltd. 2019-CRE2 C†	2.073% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	430	428,406
M360 LLC 2019-CRE2 A†	1.525% (1 Mo. LIBOR + 1.40%	)#	9/15/2034	132	132,929
Madison Park Funding XI Ltd. 2013-11A AR2†	1.073% (3 Mo. LIBOR + .90%	)#	7/23/2029	250	250,097

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Magnetite Ltd. 2021-29A A†	1.094% (3 Mo. LIBOR + .99%	)#	1/15/2034	$250	$250,020
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	147	150,057
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	250	249,999
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	24	24,639
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	150	151,307
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	325	325,985
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	125	125,168
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	374	377,759
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	101,069
NextGear Floorplan Master Owner Trust 2020-1A A1†	0.873% (1 Mo. LIBOR + .80%	)#	2/15/2025	530	535,559
OCP Clo 2019-17 Ltd. 2019-17A A1R†(b)	Zero Coupon#(a)		7/20/2032	300	300,000
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	250	249,997
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	1.176% (3 Mo. LIBOR + 1.00%	)#	1/25/2031	250	249,938
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.154% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	250	250,516
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	96	95,775
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	105,457
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	95	95,285
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	100,427
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	26	26,557
OZLM VIII Ltd. 2014-8A A1RR†	1.36% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	248	248,238
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136	137,393
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108	108,813
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	97	101,735
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	32	32,660
Regatta Funding LP 2013-2A A1R3†	1.034% (3 Mo. LIBOR + .85%	)#	1/15/2029	254	254,312
Romark CLO Ltd. 2017-1A A2R†(b)	Zero Coupon#(a)		10/23/2030	340	340,000
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	37	37,382

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	$34		$34,691
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	177		181,326
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500		497,253
SLC Student Loan Trust 2008-1 A4A	1.719% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	41		42,524
SMB Private Education Loan Trust 2021-A A1†	0.601% (1 Mo. LIBOR + .50%	)#	1/15/2053	77		77,009
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.34% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	250		250,589
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.237% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	250		250,541
TCW CLO AMR Ltd. 2019-1A A†	1.13% (3 Mo. LIBOR + .97%	)#	2/15/2029	220		220,254
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	55		54,243
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	144		144,539
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	136		136,400
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205		205,373
Total						15,547,039
Total Asset-Backed Securities (cost $26,429,540)						26,569,170

				Shares (000)
COMMON STOCKS 0.00%

Miscellaneous
UTEX Industries, Inc. (cost $210)				–	(c)	273

				Principal Amount (000)
CONVERTIBLE BONDS 0.09%

Technology
Weibo Corp. (China)(d) (cost $107,339)	1.25%		11/15/2022	$110		106,920

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 50.45%

Aerospace/Defense 1.63%
BAE Systems PLC (United Kingdom)†(d)	4.75%	10/11/2021	$400	$404,655
Boeing Co. (The)	2.30%	8/1/2021	48	48,070
Boeing Co. (The)	2.80%	3/1/2023	316	326,719
Boeing Co. (The)	4.508%	5/1/2023	251	267,672
Boeing Co. (The)	4.875%	5/1/2025	488	547,041
Howmet Aerospace, Inc.	5.125%	10/1/2024	58	64,161
Howmet Aerospace, Inc.	6.875%	5/1/2025	128	149,158
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	17	17,863
TransDigm, Inc.†	8.00%	12/15/2025	47	50,915
Total				1,876,254

Air Transportation 0.24%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	12	11,871
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	6	5,950
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	42	42,252
American Airlines Group, Inc.†	3.75%	3/1/2025	92	84,885
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	73	73,316
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	24	27,625
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	7	6,955
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	29	28,600
Total				281,454

Apparel 0.13%
PVH Corp.	4.625%	7/10/2025	38	42,437
William Carter Co. (The)†	5.50%	5/15/2025	101	107,166
Total				149,603

Auto Parts: Original Equipment 0.42%
ZF North America Capital, Inc.†	4.75%	4/29/2025	450	487,359

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles 4.25%
Daimler Finance North America LLC†	0.846% (3 Mo. LIBOR + .67%	)#	11/5/2021	$150	$150,325
Daimler Finance North America LLC†	1.056% (3 Mo. LIBOR + .90%	)#	2/15/2022	150	150,815
Daimler Finance North America LLC†	1.75%		3/10/2023	150	153,138
Daimler Finance North America LLC†	3.875%		9/15/2021	158	159,162
Ford Motor Co.	8.50%		4/21/2023	300	335,160
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	304,911
Ford Motor Credit Co. LLC	3.087%		1/9/2023	200	204,250
Ford Motor Credit Co. LLC	3.81%		1/9/2024	200	209,543
Ford Motor Credit Co. LLC	4.25%		9/20/2022	306	316,799
General Motors Co.	5.40%		10/2/2023	157	172,975
General Motors Co.	6.125%		10/1/2025	24	28,428
General Motors Financial Co., Inc.	1.184% (3 Mo. LIBOR + .99%	)#	1/5/2023	64	64,602
General Motors Financial Co., Inc.	2.75%		6/20/2025	134	141,155
General Motors Financial Co., Inc.	2.90%		2/26/2025	54	57,193
General Motors Financial Co., Inc.	3.15%		6/30/2022	79	80,908
General Motors Financial Co., Inc.	3.70%		5/9/2023	139	145,985
General Motors Financial Co., Inc.	3.95%		4/13/2024	140	150,700
General Motors Financial Co., Inc.	4.25%		5/15/2023	23	24,455
General Motors Financial Co., Inc.	5.10%		1/17/2024	132	145,375
General Motors Financial Co., Inc.	5.20%		3/20/2023	50	53,853
General Motors Financial Co., Inc.	5.25%		3/1/2026	61	70,488
Hyundai Capital America†	0.80%		1/8/2024	160	159,382
Hyundai Capital America†	0.875%		6/14/2024	115	114,524
Hyundai Capital America†	1.25%		9/18/2023	218	220,133
Hyundai Capital America†	1.30%		1/8/2026	81	80,145
Hyundai Capital America†	1.50%		6/15/2026	91	90,394
Hyundai Capital America†	3.25%		9/20/2022	31	31,954
Hyundai Capital America†	5.875%		4/7/2025	137	158,371
Tesla, Inc.†	5.30%		8/15/2025	211	218,362
Volkswagen Group of America Finance LLC†	1.108% (3 Mo. LIBOR + .94%	)#	11/12/2021	700	702,355
Total					4,895,840

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 11.01%
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	$400	$418,470
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	400	431,312
Associated Bank NA	3.50%		8/13/2021	47	47,048
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	200	225,547
Bank of America Corp.	0.523% (SOFR + .41%	)#	6/14/2024	151	151,012
Bank of America Corp.	0.981% (SOFR + .91%	)#	9/25/2025	37	36,993
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	89	89,232
Bank of America Corp.	3.95%		4/21/2025	136	149,360
Bank of America Corp.	4.00%		1/22/2025	248	272,288
Bank of America Corp.	4.20%		8/26/2024	175	191,911
BankUnited, Inc.	4.875%		11/17/2025	211	240,323
BBVA Bancomer SA†	6.75%		9/30/2022	150	159,573
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	41	43,329
CIT Group, Inc.	4.75%		2/16/2024	49	53,245
CIT Group, Inc.	5.00%		8/15/2022	50	52,315
CIT Group, Inc.	5.00%		8/1/2023	489	529,342
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	95	97,031
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	402	430,438
Citigroup, Inc.	3.142% (3 Mo. LIBOR + .72%	)#	1/24/2023	98	99,494
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	121	128,998
Citigroup, Inc.	3.875%		3/26/2025	20	21,957
Citigroup, Inc.	4.05%		7/30/2022	55	57,155
Citigroup, Inc.	4.40%		6/10/2025	347	387,822
Credit Suisse Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%	)#	6/5/2026	250	256,111
Credit Suisse Group AG (Switzerland)(d)	3.75%		3/26/2025	250	271,364
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	400	402,126
Danske Bank A/S (Denmark)†(d)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	200	200,388
Danske Bank A/S (Denmark)†(d)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	200	200,992
Danske Bank A/S (Denmark)†(d)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	400	425,998
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	200	204,657
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	200	221,882
FNB Corp.	2.20%		2/24/2023	53	53,859

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%	)#	9/10/2024	$151	$150,833
Goldman Sachs Group, Inc. (The)	0.90% (3 Mo. LIBOR + .75%	)#	2/23/2023	240	242,223
Goldman Sachs Group, Inc. (The)	1.176% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	109	109,872
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	109	121,934
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%	)#	5/24/2025	200	199,917
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	400	435,440
JPMorgan Chase & Co.	0.824% (SOFR + .54%	)#	6/1/2025	172	171,744
Lloyds Banking Group plc (United Kingdom)(d)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	200	201,627
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025	200	224,854
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%	)#	1/12/2027	65	64,500
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	12	12,433
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75	79,414
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025	170	169,522
Morgan Stanley	5.00%		11/24/2025	106	122,301
Natwest Group plc (United Kingdom)(d)	5.125%		5/28/2024	376	417,749
NatWest Markets plc (United Kingdom)†(d)	0.80%		8/12/2024	200	199,191
Popular, Inc.	6.125%		9/14/2023	23	24,900
Santander Holdings USA, Inc.	3.40%		1/18/2023	85	88,522
Santander Holdings USA, Inc.	3.45%		6/2/2025	64	68,807
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr Treasury CMT + .78%	)#	1/12/2025	400	399,161
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr Treasury CMT + .88%	)#	3/23/2025	200	200,998
Standard Chartered plc (United Kingdom)†(d)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023	200	201,972
Swedbank AB (Sweden)†(d)	1.30%		6/2/2023	200	203,101
Synovus Financial Corp.	3.125%		11/1/2022	44	45,259
UBS AG	7.625%		8/17/2022	613	659,605
UBS AG (Switzerland)(d)	5.125%		5/15/2024	600	662,760

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
UBS AG (United Kingdom)†(d)	1.75%		4/21/2022	$200	$202,260
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	350	405,741
Wells Fargo & Co.	3.75%		1/24/2024	49	52,715
Total					12,690,927

Biotechnology Research & Production 0.04%
Royalty Pharma plc†	1.20%		9/2/2025	43	42,646

Building Materials 0.05%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	7	7,566
PGT Innovations, Inc.†	6.75%		8/1/2026	22	23,284
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	31	31,324
Total					62,174

Business Services 0.61%
Equifax, Inc.	1.026% (3 Mo. LIBOR + .87%	)#	8/15/2021	450	450,411
IHS Markit Ltd. (United Kingdom)(d)	4.125%		8/1/2023	71	75,927
Sabre GLBL, Inc.†	7.375%		9/1/2025	100	108,877
Square, Inc.†	2.75%		6/1/2026	38	38,713
Triton Container International Ltd.†	1.15%		6/7/2024	30	29,949
Total					703,877

Chemicals 0.63%
Celanese US Holdings LLC	4.625%		11/15/2022	160	168,629
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	261	259,757
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%		5/11/2026	200	202,823
Tronox, Inc.†	6.50%		5/1/2025	88	93,425
Total					724,634

Computer Hardware 1.22%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	150	158,062
Dell International LLC / EMC Corp.	5.85%		7/15/2025	23	27,004
Dell International LLC/EMC Corp.	5.45%		6/15/2023	528	572,959
Dell International LLC/EMC Corp.	6.02%		6/15/2026	155	186,166
Everi Payments, Inc.†	7.50%		12/15/2025	109	113,286
Hewlett Packard Enterprise Co.	0.914% (3 Mo. LIBOR + .72%	)#	10/5/2021	350	350,084
Total					1,407,561

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.13%
BY Crown Parent LLC†	7.375%		10/15/2024	$29	$29,581
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	114	115,995
Total					145,576

Construction/Homebuilding 0.41%
Century Communities, Inc.	5.875%		7/15/2025	114	118,048
D.R. Horton, Inc.	4.75%		2/15/2023	7	7,403
D.R. Horton, Inc.	5.75%		8/15/2023	35	38,405
Lennar Corp.	4.50%		4/30/2024	67	73,365
Lennar Corp.	4.75%		11/15/2022	59	61,875
Lennar Corp.	4.75%		5/30/2025	33	37,092
Lennar Corp.	4.875%		12/15/2023	12	13,077
LGI Homes, Inc.†	6.875%		7/15/2026	104	108,009
M/I Homes, Inc.	5.625%		8/1/2025	20	20,673
Total					477,947

Containers 0.18%
WRKCo, Inc.	3.00%		9/15/2024	200	211,964

Drugs 1.27%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	36	36,981
Bausch Health Cos., Inc.†	6.125%		4/15/2025	122	125,203
Bayer US Finance II LLC†	1.129% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	425	431,280
Bayer US Finance II LLC†	3.875%		12/15/2023	200	214,279
Bayer US Finance II LLC†	4.25%		12/15/2025	300	334,586
Becton Dickinson & Co.	1.161% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	291	293,561
Cardinal Health, Inc.	3.079%		6/15/2024	26	27,595
Total					1,463,485

Electric: Power 3.31%
AES Corp. (The)†	3.30%		7/15/2025	135	144,478
Alexander Funding Trust†	1.841%		11/15/2023	163	166,098
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	225	235,108
Calpine Corp.†	5.25%		6/1/2026	195	201,136
Comision Federal de Electricidad (Mexico)†(d)	4.875%		1/15/2024	200	218,231
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	119	121,647
Emera US Finance LP†	0.833%		6/15/2024	27	26,867
Enel Finance International NV (Netherlands)†(d)	2.875%		5/25/2022	200	204,420
Enel Finance International NV (Netherlands)†(d)	4.25%		9/14/2023	200	215,632

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
FirstEnergy Corp.	3.35%		7/15/2022	$278	$282,672
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150	164,644
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146	158,980
NextEra Energy Capital Holdings, Inc.	0.867% (3 Mo. LIBOR + .72%	)#	2/25/2022	200	200,809
NRG Energy, Inc.†	3.75%		6/15/2024	235	250,527
NRG Energy, Inc.	6.625%		1/15/2027	62	64,261
OGE Energy Corp.	0.703%		5/26/2023	17	17,006
Origin Energy Finance Ltd. (Australia)†(d)	5.45%		10/14/2021	110	111,584
Pacific Gas and Electric Co.	1.367%		3/10/2023	120	120,009
Pacific Gas and Electric Co.	3.15%		1/1/2026	315	325,397
Pacific Gas and Electric Co.	3.25%		6/15/2023	106	109,582
Pacific Gas and Electric Co.	3.75%		2/15/2024	47	49,313
San Diego Gas & Electric Co.	1.914%		2/1/2022	4	4,302
TransAlta Corp. (Canada)(d)	4.50%		11/15/2022	105	108,969
Vistra Operations Co. LLC†	3.55%		7/15/2024	301	318,014
Total					3,819,686

Electrical Equipment 1.45%
Broadcom, Inc.	3.15%		11/15/2025	182	195,184
Microchip Technology, Inc.†	0.972%		2/15/2024	263	262,979
Microchip Technology, Inc.	2.67%		9/1/2023	229	238,634
Microchip Technology, Inc.	4.25%		9/1/2025	42	44,107
Microchip Technology, Inc.	4.333%		6/1/2023	125	133,351
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%		9/1/2022	225	233,380
SK Hynix, Inc. (South Korea)†(d)	1.00%		1/19/2024	200	198,997
SK Hynix, Inc. (South Korea)†(d)	1.50%		1/19/2026	200	197,500
Skyworks Solutions, Inc.	1.80%		6/1/2026	162	164,143
Total					1,668,275

Electronics 0.10%
Flex Ltd.	3.75%		2/1/2026	102	111,641

Energy Equipment & Services 0.03%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	34	35,598

Engineering & Contracting Services 0.05%
Fluor Corp.	3.50%		12/15/2024	50	53,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.47%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	$102	$108,247
Caesars Entertainment, Inc.†	8.125%	7/1/2027	53	59,013
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	21	22,155
International Game Technology plc†	4.125%	4/15/2026	200	208,500
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	53	53,954
Vail Resorts, Inc.†	6.25%	5/15/2025	87	93,374
Total				545,243

Financial Services 3.84%
Air Lease Corp.	1.875%	8/15/2026	77	77,120
Air Lease Corp.	4.25%	2/1/2024	33	35,805
Aircastle Ltd.	4.40%	9/25/2023	184	197,118
Aircastle Ltd.	5.00%	4/1/2023	107	114,507
Aircastle Ltd.†	5.25%	8/11/2025	32	35,966
Aircastle Ltd.	5.50%	2/15/2022	133	136,970
Alliance Data Systems Corp.†	4.75%	12/15/2024	106	109,127
Alliance Data Systems Corp.†	7.00%	1/15/2026	129	138,449
Ally Financial, Inc.	1.45%	10/2/2023	23	23,354
Ally Financial, Inc.	3.875%	5/21/2024	266	286,753
Ally Financial, Inc.	4.625%	3/30/2025	61	68,368
Ally Financial, Inc.	5.125%	9/30/2024	295	332,596
Ally Financial, Inc.	5.75%	11/20/2025	110	126,413
Aviation Capital Group LLC†	1.95%	1/30/2026	53	53,040
Aviation Capital Group LLC†	2.875%	1/20/2022	16	16,165
Aviation Capital Group LLC†	3.875%	5/1/2023	92	96,424
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%	2/21/2026	45	44,852
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.625%	5/1/2022	26	26,604
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	42	45,550
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	152	164,387
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	152	167,284
Citigroup Global Markets Holdings Inc.	0.75%	6/7/2024	117	116,535
Discover Financial Services	5.20%	4/27/2022	144	149,626
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	78	77,156
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	209,849
Jefferies Group LLC	5.125%	1/20/2023	42	44,905
Muthoot Finance Ltd. (India)†(d)	4.40%	9/2/2023	200	206,300
Muthoot Finance Ltd. (India)†(d)	6.125%	10/31/2022	200	207,950
Navient Corp.	5.50%	1/25/2023	174	183,738
Navient Corp.	5.875%	10/25/2024	144	155,710

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Navient Corp.	6.125%		3/25/2024	$53	$57,366
Navient Corp.	6.50%		6/15/2022	24	25,055
Navient Corp.	7.25%		1/25/2022	16	16,615
OneMain Finance Corp.	5.625%		3/15/2023	26	27,801
OneMain Finance Corp.	6.125%		5/15/2022	20	20,830
OneMain Finance Corp.	6.125%		3/15/2024	139	149,772
OneMain Finance Corp.	8.25%		10/1/2023	50	56,431
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	145	152,450
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%		8/15/2022	16	16,746
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	228	250,776
Total					4,422,463

Food 0.13%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%		3/15/2025	11	11,283
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	102	106,326
Ingles Markets, Inc.	5.75%		6/15/2023	19	19,041
Kraft Heinz Foods Co.	3.00%		6/1/2026	14	14,916
Total					151,566

Health Care Services 1.00%
Centene Corp.	4.25%		12/15/2027	19	20,045
Centene Corp.†	5.375%		6/1/2026	129	134,967
Centene Corp.†	5.375%		8/15/2026	112	117,196
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	24	26,685
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	194	199,962
HCA, Inc.	5.00%		3/15/2024	116	128,221
HCA, Inc.	5.25%		4/15/2025	237	271,362
HCA, Inc.	5.25%		6/15/2026	81	93,830
HCA, Inc.	8.36%		4/15/2024	46	54,439
Molina Healthcare, Inc.	5.375%		11/15/2022	62	65,061
Select Medical Corp.†	6.25%		8/15/2026	36	38,423
Total					1,150,191

Household Equipment/Products 0.34%
Newell Brands, Inc.	4.35%		4/1/2023	116	121,838
Newell Brands, Inc.	4.875%		6/1/2025	20	22,181
Reckitt Benckiser Treasury Services plc (United Kingdom)†(d)	0.694% (3 Mo. LIBOR + .56%	)#	6/24/2022	250	251,272
Total					395,291

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.43%
Assurant, Inc.	4.20%	9/27/2023	$45	$48,295
CNO Financial Group, Inc.	5.25%	5/30/2025	280	317,779
F&G Global Funding†	1.75%	6/30/2026	56	56,271
Kemper Corp.	4.35%	2/15/2025	44	48,150
USI, Inc.†	6.875%	5/1/2025	31	31,481
Total				501,976

Leasing 0.03%
GATX Corp.	4.35%	2/15/2024	36	39,187

Leisure 0.50%
Carnival Corp.†	11.50%	4/1/2023	316	356,029
NCL Corp. Ltd.†	5.875%	3/15/2026	54	56,685
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	139	160,380
Total				573,094

Lodging 0.43%
Las Vegas Sands Corp.	3.20%	8/8/2024	71	74,553
Marriott International, Inc.	5.75%	5/1/2025	88	101,633
MGM Resorts International	6.00%	3/15/2023	8	8,573
MGM Resorts International	6.75%	5/1/2025	49	52,551
Travel + Leisure Co.	6.60%	10/1/2025	49	55,243
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	164	170,355
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	31	32,942
Total				495,850

Machinery: Agricultural 1.44%
BAT Capital Corp.	2.789%	9/6/2024	54	56,754
BAT Capital Corp.	3.222%	8/15/2024	832	884,166
BAT International Finance plc (United Kingdom)(d)	1.668%	3/25/2026	82	82,017
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	400	421,232
Reynolds American, Inc.	4.45%	6/12/2025	14	15,515
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	200	200,445
Total				1,660,129

Machinery: Industrial/Specialty 0.67%
CNH Industrial Capital LLC	4.375%	4/5/2022	79	81,288
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	150	161,796
Flowserve Corp.	4.00%	11/15/2023	191	204,113
Nvent Finance S.a.r.l. (Luxembourg)(d)	3.95%	4/15/2023	169	176,754

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Welbilt, Inc.	9.50%	2/15/2024	$29	$30,427
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025	17	18,093
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	92	99,752
Total				772,223

Manufacturing 0.12%
Pentair Finance Sarl (Luxembourg)(d)	3.15%	9/15/2022	137	139,011

Media 0.56%
Altice Financing SA (Luxembourg)†(d)	7.50%	5/15/2026	200	208,510
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.50%	5/1/2026	16	16,580
DISH DBS Corp.	5.875%	7/15/2022	87	90,867
iHeartCommunications, Inc.	6.375%	5/1/2026	115	123,083
Sirius XM Radio, Inc.†	5.375%	7/15/2026	134	138,692
Univision Communications, Inc.†	5.125%	2/15/2025	73	74,698
Total				652,430

Metal Fabricating 0.03%
Hillman Group, Inc. (The)†	6.375%	7/15/2022	31	31,059

Metals & Minerals: Miscellaneous 1.45%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	200	217,210
Alcoa Nederland Holding BV (Netherlands)†(d)	7.00%	9/30/2026	200	209,250
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	200	215,745
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024	10	10,900
Freeport-McMoRan, Inc.	3.875%	3/15/2023	17	17,747
Freeport-McMoRan, Inc.	4.55%	11/14/2024	252	274,365
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	142	148,566
Glencore Funding LLC†	1.625%	4/27/2026	54	54,221
Glencore Funding LLC†	3.00%	10/27/2022	11	11,319
Glencore Funding LLC†	4.125%	5/30/2023	211	224,552
Glencore Funding LLC†	4.125%	3/12/2024	102	110,026
Glencore Funding LLC†	4.625%	4/29/2024	28	30,710
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	129	144,372
Total				1,668,983

Natural Gas 0.61%
Atmos Energy Corp.	0.625%	3/9/2023	62	62,021
National Fuel Gas Co.	3.75%	3/1/2023	25	26,069
National Fuel Gas Co.	5.50%	1/15/2026	176	203,862

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)
National Fuel Gas Co.	7.395%		3/30/2023	$25	$27,123
ONE Gas, Inc.	0.85%		3/11/2023	131	131,068
ONE Gas, Inc.	1.10%		3/11/2024	250	250,182
Total					700,325

Oil 4.89%
BP Capital Markets America, Inc.	0.785% (3 Mo. LIBOR + .65%	)#	9/19/2022	225	226,090
Callon Petroleum Co.	6.25%		4/15/2023	146	146,261
Cenovus Energy, Inc. (Canada)(d)	4.00%		4/15/2024	60	64,259
Cenovus Energy, Inc. (Canada)(d)	5.375%		7/15/2025	182	208,338
Cimarex Energy Co.	4.375%		6/1/2024	140	152,432
Continental Resources, Inc.	3.80%		6/1/2024	46	48,703
Continental Resources, Inc.	4.50%		4/15/2023	126	131,469
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	157	162,942
Devon Energy Corp.†	5.25%		9/15/2024	63	70,224
Devon Energy Corp.†	5.25%		10/15/2027	112	120,761
Devon Energy Corp.†	8.25%		8/1/2023	57	64,972
Diamondback Energy, Inc.	0.90%		3/24/2023	41	41,011
Diamondback Energy, Inc.	2.875%		12/1/2024	133	140,568
Diamondback Energy, Inc.	4.75%		5/31/2025	47	52,970
Diamondback Energy, Inc.	5.375%		5/31/2025	440	452,212
EQT Corp.†	3.125%		5/15/2026	34	34,888
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	6.51%		3/7/2022	100	104,131
Harvest Operations Corp. (Canada)†(d)	1.00%		4/26/2024	200	200,169
Helmerich & Payne, Inc.	4.65%		3/15/2025	146	162,539
Hess Corp.	3.50%		7/15/2024	93	98,772
Laredo Petroleum, Inc.	9.50%		1/15/2025	69	72,792
Lundin Energy Finance BV (Netherlands)†(d)	2.00%		7/15/2026	200	200,555
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	103	106,564
Matador Resources Co.	5.875%		9/15/2026	196	202,145
MEG Energy Corp. (Canada)†(d)	6.50%		1/15/2025	262	271,170
Murphy Oil Corp.	6.875%		8/15/2024	114	116,908
Newfield Exploration Co.	5.625%		7/1/2024	49	54,586
Occidental Petroleum Corp.	1.606% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	236	234,894
Occidental Petroleum Corp.	2.90%		8/15/2024	107	109,541
Occidental Petroleum Corp.	6.95%		7/1/2024	149	168,365

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
PDC Energy, Inc.	5.75%		5/15/2026	$54	$56,480
PDC Energy, Inc.	6.125%		9/15/2024	59	60,526
Petroleos Mexicanos (Mexico)(d)	4.25%		1/15/2025	76	77,900
Petroleos Mexicanos (Mexico)(d)	5.375%		3/13/2022	51	52,369
Petroleos Mexicanos (Mexico)†(d)	6.875%		10/16/2025	23	25,490
Petroleos Mexicanos (Mexico)(d)	6.875%		8/4/2026	74	80,967
Range Resources Corp.	9.25%		2/1/2026	101	111,529
Reliance Industries Ltd. (India)†(d)	5.40%		2/14/2022	350	359,742
SM Energy Co.†	10.00%		1/15/2025	109	123,364
Suncor Energy Ventures Corp. (Canada)†(d)	4.50%		4/1/2022	35	35,757
Suncor Energy, Inc. (Canada)(d)	7.875%		6/15/2026	20	25,393
Suncor Energy, Inc. (Canada)(d)	9.25%		10/15/2021	72	73,841
Valero Energy Corp.	1.20%		3/15/2024	74	74,686
Valero Energy Corp.	2.70%		4/15/2023	58	60,157
Valero Energy Corp.	2.85%		4/15/2025	52	55,174
Valero Energy Corp.	3.65%		3/15/2025	27	29,463
Viper Energy Partners LP†	5.375%		11/1/2027	109	113,862
Total					5,637,931

Oil: Crude Producers 2.55%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152	174,310
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440	504,226
Energy Transfer Operating LP	4.25%		3/15/2023	195	204,690
Energy Transfer Operating LP	5.875%		1/15/2024	201	222,798
Kinder Morgan Inc	1.464% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	110	111,538
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	40	40,682
MPLX LP	1.223% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	373	373,243
NOVA Gas Transmission Ltd. (Canada)(d)	7.875%		4/1/2023	75	84,134
ONEOK, Inc.	7.50%		9/1/2023	116	130,749
Rattler Midstream LP†	5.625%		7/15/2025	97	102,092
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	602	646,960
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	250	280,691
Texas Eastern Transmission LP†	2.80%		10/15/2022	14	14,295
Western Midstream Operating LP	2.288% (3 Mo. LIBOR + 2.10%	)#	1/13/2023	51	50,757
Total					2,941,165

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.05%
Oceaneering International, Inc.	4.65%	11/15/2024	$54	$54,432

Paper & Forest Products 0.11%
West Fraser Timber Co., Ltd. (Canada)†(d)	4.35%	10/15/2024	115	123,073

Real Estate Investment Trusts 0.95%
Brixmor Operating Partnership LP	3.65%	6/15/2024	113	121,783
ESH Hospitality, Inc.†	5.25%	5/1/2025	63	64,251
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	61	61,534
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	24	25,369
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	3/15/2022	316	318,515
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%	6/1/2025	98	106,540
SITE Centers Corp.	3.625%	2/1/2025	6	6,345
SL Green Operating Partnership LP	3.25%	10/15/2022	99	101,946
SL Green Realty Corp.	4.50%	12/1/2022	195	203,122
VEREIT Operating Partnership LP	4.625%	11/1/2025	57	64,587
Vornado Realty LP	2.15%	6/1/2026	18	18,253
Total				1,092,245

Retail 0.52%
Arcos Dorados Holdings, Inc. (Uruguay)†(d)	5.875%	4/4/2027	100	105,548
Brinker International, Inc.†	5.00%	10/1/2024	200	210,875
IRB Holding Corp.†	6.75%	2/15/2026	58	60,146
L Brands, Inc.†	9.375%	7/1/2025	87	112,681
Macy’s Retail Holdings LLC	3.625%	6/1/2024	108	110,808
Total				600,058

Savings & Loan 0.09%
People’s United Financial, Inc.	3.65%	12/6/2022	102	105,593

Steel 0.45%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026	92	97,635
CSN Resources SA (Brazil)(d)	7.625%	2/13/2023	200	208,140
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	200	215,938
Total				521,713

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 0.98%
Baidu, Inc. (China)(d)	3.875%		9/29/2023	$200	$212,723
Baidu, Inc. (China)(d)	4.375%		5/14/2024	200	217,910
E*TRADE Financial Corp.	2.95%		8/24/2022	36	36,988
Netflix, Inc.†	3.625%		6/15/2025	186	200,307
Netflix, Inc.	4.375%		11/15/2026	27	30,739
Uber Technologies, Inc.†	7.50%		5/15/2025	83	89,680
Uber Technologies, Inc.†	8.00%		11/1/2026	99	106,956
VeriSign, Inc.	5.25%		4/1/2025	19	21,602
Weibo Corp. (China)(d)	3.50%		7/5/2024	200	211,138
Total					1,128,043

Telecommunications 0.20%
Altice France SA (France)†(d)	7.375%		5/1/2026	200	208,236
CommScope, Inc.†	5.50%		3/1/2024	21	21,667
Total					229,903

Toys 0.25%
Hasbro, Inc.	3.00%		11/19/2024	37	39,391
Mattel, Inc.	3.15%		3/15/2023	200	205,143
Mattel, Inc.†	3.375%		4/1/2026	40	41,550
Total					286,084

Transportation: Miscellaneous 0.11%
Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021	91	91,673
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	36	39,276
Total					130,949

Wholesale 0.09%
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	10	10,239
Core & Main LP†	6.125%		8/15/2025	88	90,070
Total					100,309
Total Corporate Bonds (cost $56,861,131)					58,160,020

FLOATING RATE LOANS(e) 4.43%

Aerospace/Defense 0.13%
Boeing Company The Delayed Draw Term Loan	1.369% (3 Mo. LIBOR + 1.25%	)	2/7/2022	154	153,949

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.19%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Singapore)(d)	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	$95	$98,642
American Airlines, Inc. 2017 Incremental Term Loan	2.073% (1 Mo. LIBOR + 2.00%	)	12/15/2023	18	17,923
American Airlines, Inc. Repriced TL B due 2023	2.096% (1 Mo. LIBOR + 2.00%	)	4/28/2023	101	99,135
Total					215,700

Business Services 0.18%
Global Payments Inc. 2019 Term Loan	1.479% (3 Mo. LIBOR + 1.38%	)	7/9/2024	209	207,611	(f)

Chemicals 0.06%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.897% (3 Mo. LIBOR + 1.75%	)	6/1/2024	65	65,040

Drugs 0.16%
Alphabet Holding Company, Inc. 2017 1st Lien Term Loan	3.604% (1 Mo. LIBOR + 3.50%	)	9/26/2024	179	179,312

Electronics 0.04%
Tech Data Corporation ABL Term Loan	3.604% (1 Mo. LIBOR + 3.50%	)	6/30/2025	46	46,429

Energy Equipment & Services 0.18%
Cheniere Corpus Christi Holdings, LLC Term Loan 2	1.854% (1 Mo.LIBOR + 1.75%)		6/30/2024	203	203,124

Entertainment 0.21%
Scientific Games International, Inc. 2018 Term Loan B5	2.854% (1 Mo. LIBOR + 2.75%	)	8/14/2024	164	162,553
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(d)	3.647% (3 Mo. LIBOR + 3.50%	)	7/10/2025	74	74,307
Total					236,860

Financial Services 0.10%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	1.897% (3 Mo. LIBOR + 1.75%	)	10/6/2023	114	113,671

Food 0.13%
US Foods, Inc. 2016 Term Loan B	–	(g)	6/27/2023	150	148,816

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Government 0.09%
Seminole Tribe of Florida 2018 Term Loan B	1.854% (1 Mo. LIBOR + 1.75%	)	7/8/2024	$104	$104,305

Health Care Services 0.51%
DaVita, Inc. 2020 Term Loan B	1.854% (1 Mo. LIBOR + 1.75%	)	8/12/2026	220	218,899
Gentiva Health Services, Inc. 2020 Term Loan	2.875% (1 Mo. LIBOR + 2.75%	)	7/2/2025	141	141,143
PPD, Inc. Initial Term Loan	2.75% (1 Mo. LIBOR + 2.25%	)	1/13/2028	223	223,267
Total					583,309

Leasing 0.15%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	–	(g)	1/15/2025	176	175,362

Leisure 0.24%
Carnival Corporation USD Term Loan B (Panama)(d)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	273	280,224

Lodging 0.29%
Diamond Resorts Corporation 2018 Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	9/2/2023	184	184,651
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.842% (1 Mo. LIBOR + 1.75%	)	6/22/2026	152	151,219
Total					335,870

Media 0.36%
Nexstar Broadcasting, Inc. Term Loan A5	—	(g)	9/19/2024	118	118,095
Nielsen Finance LLC USD Term Loan B4	2.081% (1 Mo. LIBOR + 2.00%	)	10/4/2023	290	290,115
Total					408,210

Miscellaneous 0.33%
Charter Communications Operating, LLC 2017 Term Loan A2	1.61% (1 Mo. LIBOR + 1.50%	)	3/31/2023	132	131,698	(f)
Charter Communications Operating, LLC 2019 Term Loan B1	1.86% (1 Mo. LIBOR + 1.75%	)	4/30/2025	249	248,689
Total					380,387

Oil 0.21%
Hess Corporation Term Loan	2.61% (1 Mo. LIBOR + 2.25%	)	3/16/2023	246	245,515	(f)

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.18%
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	$214	$210,536

Telecommunications 0.35%
AT&T, Inc.2021 Term Loan	1.091% (3 Mo. LIBOR + 1.00%	)	1/28/2022	165	164,897	(f)
CenturyLink, Inc. 2020 Term Loan A	2.104% (1 Mo. LIBOR + 2.00%	)	1/31/2025	145	144,317
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	99	98,435
Total					407,649

Transportation: Miscellaneous 0.31%
XPO Logistics, Inc. 2018 Term Loan B	1.881% (3 Mo. LIBOR + 1.75%	)	2/24/2025	361	360,027

Wholesale 0.03%
Core & Main LP 2017 Term Loan B	3.75% (1 Mo. LIBOR + 2.75% (3 Mo. LIBOR + 2.75%	) )	8/1/2024	39	39,245
Total Floating Rate Loans (cost $5,100,910)					5,101,151

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.39%

Egypt 0.18%
Republic of Egypt†	6.125%		1/31/2022	200	204,731

Indonesia 0.19%
Perusahaan Penerbit SBSN†	4.325%		5/28/2025	200	223,798

Romania 0.02%
Republic of Romania†	4.875%		1/22/2024	16	17,665
Total Foreign Government Obligations (cost $442,251)					446,194

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.17%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(h)	1/16/2048	4	3,863
Government National Mortgage Assoc. 2014-64 IO	0.863%	#(h)	12/16/2054	47	2,311
Government National Mortgage Assoc. 2014-78 IO	0.067%	#(h)	3/16/2056	17	191
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	15	15,920
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	19	20,019
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	30	30,723
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	45	47,046
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	31	32,476
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	41	42,370
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $193,979)					194,919

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.07%

Government Agency 0.01%
Federal Home Loan Mortgage Corp.	2.229% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	$2		$2,505
Federal Home Loan Mortgage Corp.	2.362% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	6		5,997
Federal Home Loan Mortgage Corp.	2.377% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	5		5,160
Total						13,662

Miscellaneous 0.06%
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	9		9,062
Federal National Mortgage Assoc.	2.263% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	15		15,728
Federal National Mortgage Assoc.	2.294% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	–	(i)	454
Federal National Mortgage Assoc.	2.314% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	4		3,762
Federal National Mortgage Assoc.	2.337% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	1		935
Federal National Mortgage Assoc.	2.385% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	–	(i)	286
Federal National Mortgage Assoc.	2.71% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	3		3,454
Federal National Mortgage Assoc.	2.715% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	11		11,516
Federal National Mortgage Assoc.	2.776% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	4		3,703
Federal National Mortgage Assoc.	2.955% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	7		7,081
Federal National Mortgage Assoc.	3.654% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	15		16,389
Total						72,370
Total Government Sponsored Enterprises Pass-Throughs (cost $84,840)						86,032

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.10%

Miscellaneous
New York Transportation Development Corp.	1.36%		12/1/2021	$20	$20,076
New York Transportation Development Corp.	1.61%		12/1/2022	20	20,281
State of Illinois	4.95%		6/1/2023	42	44,623
State of Illinois	6.125%		7/1/2021	33	32,500
Total Municipal Bonds (cost $114,984)					117,480

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.60%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	30	30,249
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(h)	5/25/2065	50	50,158
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,109
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.003% (1 Mo. LIBOR + .93%	)#	12/15/2036	100	100,121
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.503% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100	100,102
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.723% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100	100,052
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.073% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	14	13,538
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	89	88,927
BB-UBS Trust 2012-TFT B†	3.584%	#(h)	6/5/2030	100	90,986
BB-UBS Trust 2012-TFT C†	3.584%	#(h)	6/5/2030	100	81,949
BBCMS Mortgage Trust 2018-TALL A†	0.795% (1 Mo. LIBOR + .72%	)#	3/15/2037	200	199,007
BBCMS Trust 2018-BXH A†	1.073% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	68	68,662
Benchmark Mortgage Trust 2019-B12 TCA†	3.555%	#(h)	8/15/2052	203	207,242
Benchmark Mortgage Trust 2019-B12 TCB†	3.555%	#(h)	8/15/2052	225	224,153
BX 2021-MFM1 A†	0.773% (1 Mo. LIBOR + .70%	)#	1/15/2034	20	20,064
BX Commercial Mortgage Trust 2019-XL A†	0.993% (1 Mo. LIBOR + .92%	)#	10/15/2036	181	181,496
BX Commercial Mortgage Trust 2019-XL C†	1.323% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	91	90,727
BX Commercial Mortgage Trust 2019-XL D†	1.523% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	534	535,334
BX Commercial Mortgage Trust 2019-XL E†	1.873% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	91	90,748
BX Trust 2017-SLCT D†	2.123% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	33	33,075
BXP Trust 2017-CQHP A†	0.923% (1 Mo. LIBOR + .85%	)#	11/15/2034	43	42,643
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.244%	#(h)	11/10/2049	181	8,830

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.836%	#(h)	12/10/2054	$183	$6,043
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	139,258
CHT Mortgage Trust 2017-CSMO A†	1.003% (1 Mo. LIBOR + .93%	)#	11/15/2036	660	661,383
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	212	214,962
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.483%	#(h)	6/10/2048	926	12,128
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	7	7,285
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	35	38,249
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	42	42,483
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	200,035
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,868
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	45	46,973
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,266
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	41	41,596
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	183,722
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	23	25,047
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.239%	#(h)	9/10/2047	2,000	8,803
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	57	60,467
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.613%	#(h)	7/10/2050	75	983
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	14,037
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.527%	#(h)	8/10/2049	50	2,859
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.323% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	50	50,262
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.686%	#(h)	9/15/2037	978	19,660

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	$60	$61,272
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(h)	7/10/2034	50	50,905
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	0.09%	#(h)	7/10/2034	28,675	8,537
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(h)	7/10/2034	109	110,468
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.053% (1 Mo. LIBOR + .98%	)#	5/15/2036	434	435,738
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	2.057%	#(h)	1/15/2049	635	47,010
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	79	80,083
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	70	70,860
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	69	69,364
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.023% (1 Mo. LIBOR + .95%	)#	12/15/2030	50	49,737
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(h)	5/25/2065	86	86,045
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(h)	4/25/2066	97	97,018
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.602%	#(h)	8/10/2049	191	11,615
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	13	12,783
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(h)	12/10/2036	3,140	8,572
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(h)	5/5/2035	325	330,634
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(h)	5/5/2035	100	101,064
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(h)	5/5/2035	100	100,348
DBWF Mortgage Trust 2018-GLKS A†	1.123% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	100	100,298
DBWF Mortgage Trust 2018-GLKS C†	1.843% (1 Mo. LIBOR + 1.75%	)#	12/19/2030	100	100,173
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(h)	1/25/2060	55	55,433
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	105,342
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	105,266
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	52	52,691
Great Wolf Trust 2019-WOLF B†	1.407% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	50	50,084

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF C†	1.706% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	$300	$300,454
Great Wolf Trust 2019-WOLF E†	2.805% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	15	14,758
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	218,443
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,245
GS Mortgage Securities Corp. II 2021-ROSS A†	1.223% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	100	100,216
GS Mortgage Securities Corp. II 2021-ROSS H†	5.973% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	100	100,929
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244%	#(h)	2/10/2037	1,590	12,959
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	99,749
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.173% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	100	100,113
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.023% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	99,938
GS Mortgage Securities Corp. Trust 2019-70P A†	1.073% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	253	253,182
GS Mortgage Securities Corp. Trust 2019-70P B†	1.393% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	56	55,610
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.573% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	100,309
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.573% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	500	500,815
GS Mortgage Securities Trust 2011-GC5 B†	5.428%	#(h)	8/10/2044	107	106,862
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.064%	#(h)	1/10/2045	172	282
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,534
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(h)	4/10/2031	100	100,104
GS Mortgage Securities Trust 2013-G1 A2 IO	0.328%	#(h)	11/10/2048	1,082	10,225
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	106,661
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	161,746
Hawaii Hotel Trust 2019-MAUI B†	1.523% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100	100,518
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	100,088
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	96,915
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	97,168
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	97,798
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	91,648
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	157,273
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(h)	8/5/2034	1,000	12,010

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	$11	$10,686
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(h)	5/15/2048	27	28,201
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.467%	#(h)	1/10/2037	9,369	121,744
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(h)	5/15/2045	11	11,227
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	174	152,124
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.102%	#(h)	1/15/2048	706	19,391
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76	81,712
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	148,258	(j)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.81%	#(h)	12/15/2049	887	20,755
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.645%	#(h)	7/15/2048	822	14,602
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	225,361
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791%	#(h)	10/5/2031	1,000	740
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.192%	#(h)	9/15/2050	972	45,549
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	67,679
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,018
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(h)	6/5/2032	20	19,824
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	252,149
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.373% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	54	54,535
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	Zero Coupon	#(h)	6/15/2032	13,928	139
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.673% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	42	41,723
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.523% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	90	88,764

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.223% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	$24	$23,737
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.623% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	18	17,834
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.03% (1 Mo. LIBOR + .95%	)#	7/5/2033	44	43,664
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.73% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	16	16,065
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.51%	#(h)	1/5/2034	3,332	98,311
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240	250,989
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50	51,537
KKR Industrial Portfolio Trust 2021-KDIP A†	0.623% (1 Mo. LIBOR + .55%	)#	12/15/2037	110	110,163
LoanCore Issuer Ltd. 2019-CRE3 A†	1.123% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	143	142,914
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.443% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	40	39,588
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.921%	#(h)	3/10/2049	740	32,703
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	93	93,117
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	105,366
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	14	14,306
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,541
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.701%	#(h)	7/15/2050	375	7,312
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.296%	#(h)	8/15/2046	139	145,604
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,293
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.468%	#(h)	11/15/2049	910	47,140
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(h)	9/13/2031	9,863	–	(i)
Morgan Stanley Capital I Trust 2014-CPT A IO	1.055%	#(h)	8/15/2049	1,000	42,991
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	11	11,119
Motel 6 Trust 2017-MTL6 E†	3.323% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	152	152,407

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRA Issuance Trust 2021-8 A1Y†	1.26% (1 Mo. LIBOR + 1.15%	)#	10/15/2021	$1,100	$1,101,119
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	11	11,250
New Orleans Hotel Trust 2019-HNLA A†	1.062% (1 Mo. LIBOR + .99%	)#	4/15/2032	150	149,777
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	56	56,912
One New York Plaza Trust 2020-1NYP A†	1.023% (1 Mo. LIBOR + .95%	)#	1/15/2026	215	216,683
One New York Plaza Trust 2020-1NYP AJ†	1.323% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	120	120,940
One New York Plaza Trust 2020-1NYP B†	1.573% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	160	161,484
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,371
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	37,069
PFP 2021-7 Ltd. 2021-7 A†	0.923% (1 Mo. LIBOR + .85%	)#	4/14/2038	500	499,420
PFP Ltd. 2019-6 A†	1.125% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	65	64,734
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	102,390
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.092% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	66	65,735
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	44	44,914
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	75	76,243
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	59	60,271
RETL 2019-RVP C†	2.173% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	27	27,426
SFO Commerical Mortgage Trust 2021 555 A†	1.223% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	210	210,782
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.456%	#(h)	2/15/2041	4,149	102,128
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.523% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	35	34,837
Shops at Crystals Trust 2016-CSTL XB IO†	0.328%	#(h)	7/5/2036	1,000	10,840
SLIDE 2018-FUN A†	1.223% (1 Mo. LIBOR + .90%	)#	6/15/2031	65	65,511
SLIDE 2018-FUN B†	1.573% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	14	14,011
SLIDE 2018-FUN C†	1.873% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	12	12,106
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(h)	12/15/2020	1,549	15	(j)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	51	51,767

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(h)	6/10/2030	$100	$63,365
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.045%	#(h)	3/10/2046	710	7,185
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	14	14,343
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	48	49,058
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	72	72,101
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	73	73,317
Verus Securitization Trust 2021-1 A1†	0.815%	#(h)	1/25/2066	93	92,981
Verus Securitization Trust 2021-3 2021-3 A1†	1.046%	#(h)	6/25/2066	135	135,977
Verus Securitization Trust 2021-R2 A1†	0.918%	#(h)	2/25/2064	84	83,986
Verus Securitization Trust 2021-R3 A1†	1.02%	#(h)	4/25/2064	131	131,358
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	308,307
Waikiki Beach Hotel Trust 2019-WBM A†	1.123% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48	48,105
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.094%	#(h)	6/15/2048	2,000	3,680
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.867%	#(h)	8/15/2049	938	66,526
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.822%	#(h)	9/15/2048	878	20,704
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	36,968
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	71	71,433
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,159
West Town Mall Trust 2017-KNOX B IO†	0.517%	#(h)	7/5/2030	1,560	3,600
West Town Mall Trust 2017-KNOX C†	4.491%	#(h)	7/5/2030	25	24,823
West Town Mall Trust 2017-KNOX D†	4.491%	#(h)	7/5/2030	25	24,649
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.451%	#(h)	6/15/2045	68	363
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	50,812
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.941%	#(h)	8/15/2045	306	3,083
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.892%	#(h)	6/15/2045	25	23,443
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	279,313
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,128,562)					17,982,689

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
U.S. TREASURY OBLIGATIONS 2.88%
U.S. Treasury Bill	Zero Coupon		7/29/2021	$1,357		$1,356,955
U.S. Treasury Note	0.125%		3/31/2023	803		801,855
U.S. Treasury Note	0.125%		5/31/2023	527		525,909
U.S. Treasury Notes	0.75%		3/31/2026	637		634,238
Total U.S. Treasury Obligations (cost $3,320,209)						3,318,957

	Exercise Price		Expiration Date	Shares (000)
WARRANTS 0.00%
Miscellaneous
Sable Permian Resources	$–	(k)	2/1/2024	–	(c)	268	(j)
UTEX Industries, Inc.	1.50		12/3/2025	–	(c)	23	(j)
Total Warrants (cost $118)						291
Total Long-Term Investments (cost $110,784,073)						112,084,096

	Interest Rate		Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.13%

COMMERCIAL PAPERS 0.67%

Technology
JABIL, Inc. (cost $769,990)	0.477%		7/2/2021	$770		$769,990

REPURCHASE AGREEMENTS 2.46%
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $2,996,700 of U.S. Treasury Note at .625% due 12/31/2027; value: $2,894,390; proceeds: $2,837,586 (cost $2,837,586)				2,838		2,837,586
Total Short-Term Investments (cost $3,607,576)						3,607,576
Total Investments in Securities 100.36% (cost $114,391,649)						115,691,672
Other Assets and Liabilities – Net(l) (0.36%)						(417,431)
Net Assets 100.00%						$115,274,241

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $60,465,472, which represents 52.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Amount represents less than 1,000 shares.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(f)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Amount is less than $1,000.
(j)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Cashless strike price.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2021

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	146,000	$115,982	$117,778	$1,796

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	146,000	$116,979	$117,779	$(800)

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2021	85	Short	$(10,527,444)	$(10,491,524)	$35,920

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2021	194	Long	$42,815,047	$42,742,141	$(72,906)

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$26,569,170	$–	$26,569,170
Common Stocks	–	273	–	273
Convertible Bonds	–	106,920	–	106,920
Corporate Bonds	–	58,160,020	–	58,160,020
Floating Rate Loans Business Services	–	–	207,611	207,611
Miscellaneous	–	248,689	131,698	380,387
Oil	–	–	245,515	245,515
Telecommunications	–	242,752	164,897	407,649
Remaining Industries	–	3,859,989	–	3,859,989
Foreign Government Obligations	–	446,194	–	446,194
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	194,919	–	194,919
Government Sponsored Enterprises Pass-Throughs	–	86,032	–	86,032
Municipal Bonds	–	117,480	–	117,480
Non-Agency Commercial Mortgage-Backed Securities	–	17,834,416	148,273	17,982,689
U.S. Treasury Obligations	–	3,318,957	–	3,318,957
Warrants	–	–	291	291
Short-Term Investments
Commercial Papers	–	769,990	–	769,990
Repurchase Agreements	–	2,837,586	–	2,837,586
Total	$–	$114,793,387	$898,285	$115,691,672
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,796	$–	$1,796
Liabilities	–	(800)	–	(800)
Futures Contracts
Assets	35,920	–	–	35,920
Liabilities	(72,906)	–	–	(72,906)
Total	$(36,986)	$996	$–	$(35,990)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value (cost $114,391,649)	$115,691,672
Cash	241,857
Deposits with brokers for futures collateral	72,582
Receivables:
Interest	696,146
Capital shares sold	184,884
Investment securities sold	172,039
Unrealized appreciation on forward foreign currency exchange contracts	1,796
Prepaid expenses	1,481
Total assets	117,062,457
LIABILITIES:
Payables:
Investment securities purchased	1,507,196
Capital shares reacquired	79,351
Management fee	33,132
Directors’ fees	7,019
Fund administration	3,787
Variation margin on futures contracts	37
Unrealized depreciation on forward foreign currency exchange contracts	800
Accrued expenses	156,894
Total liabilities	1,788,216
Commitments and contingent liabilities
NET ASSETS	$115,274,241
COMPOSITION OF NET ASSETS:
Paid-in capital	$117,225,403
Total distributable earnings (loss)	(1,951,162)
Net Assets	$115,274,241
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	7,980,078
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.45

42	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Interest and other	$1,310,765
Total investment income	1,310,765
Expenses:
Management fee	192,589
Non 12b-1 service fees	137,600
Shareholder servicing	63,405
Professional	24,363
Fund administration	22,010
Custody	8,961
Directors’ fees	2,096
Reports to shareholders	1,163
Other	8,558
Gross expenses	460,745
Expense reductions (See Note 9)	(55)
Fees waived and expenses reimbursed (See Note 3)	(8,961)
Net expenses	451,729
Net investment income	859,036
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	421,786
Net realized gain (loss) on futures contracts	112,418
Net realized gain (loss) on forward foreign currency exchange contracts	(6,043)
Net realized gain (loss) on foreign currency related transactions	349
Net change in unrealized appreciation/depreciation on investments	(314,268)
Net change in unrealized appreciation/depreciation on futures contracts	(56,525)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	2,548
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(36)
Net realized and unrealized gain (loss)	160,229
Net Increase in Net Assets Resulting From Operations	$1,019,265

See Notes to Financial Statements.	43

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$859,036	$2,084,709
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	528,510	(27,252)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(368,281)	787,462
Net increase in net assets resulting from operations	1,019,265	2,844,919
Distributions to shareholders:	–	(2,918,204)
Capital share transactions (See Note 15):
Proceeds from sales of shares	26,736,035	48,757,120
Reinvestment of distributions	–	2,918,204
Cost of shares reacquired	(20,581,675)	(43,608,439)
Net increase in net assets resulting from capital share transactions	6,154,360	8,066,885
Net increase in net assets	7,173,625	7,993,600
NET ASSETS:
Beginning of period	$108,100,616	$100,107,016
End of period	$115,274,241	$108,100,616

44	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
6/30/2021(c)	$14.31	$0.11	$0.03	$0.14	$–	$14.45
12/31/2020	14.27	0.29	0.15	0.44	(0.40)	14.31
12/31/2019	14.05	0.38	0.33	0.71	(0.49)	14.27
12/31/2018	14.38	0.36	(0.20)	0.16	(0.49)	14.05
12/31/2017	14.57	0.30	0.02	0.32	(0.51)	14.38
12/31/2016	14.43	0.33	0.19	0.52	(0.38)	14.57

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

46	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
0.91	(d)	0.82	(e)	0.84	(e)	1.56	(e)	$115,274	35	(d)
3.13		0.84		0.86		2.04		108,101	79
5.06		0.88		0.90		2.66		100,107	56
1.15		0.83		0.92		2.48		79,197	65
2.19		0.80		0.94		2.05		59,888	75
3.47		0.80		1.04		2.21		47,219	69

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

Notes to Financial Statements (unaudited)(continued)

values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remain open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending on jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2021, the Fund had no unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is

Notes to Financial Statements (unaudited)(continued)

significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $8,961 of fund administration fees during the six months ended June 30, 2021.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if

Notes to Financial Statements (unaudited)(continued)

any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$–	$2,918,204
Total distributions paid	$–	$2,918,204

As of December 31, 2020, the Fund had a capital loss carryforward of $2,536,789, which will carry forward indefinitely.

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$116,451,367

Gross unrealized gain	1,713,089
Gross unrealized loss	(2,508,774)
Net unrealized security loss	$(795,685)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium, certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$3,280,326	$43,819,022	$3,514,531	$31,964,056

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trade purchases of $428,801, which resulted in net realized gains(losses) of $0.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,796
Futures Contracts(2)	$ 35,920	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$ 800
Futures Contracts(2)	$ 72,906	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2021, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(6,043)
Futures Contracts(2)	$112,418	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$2,548
Futures Contracts(4)	$(56,525)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$246,362
Futures Contracts(6)	294	–

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2021.
(1)	Statement of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(2)	Statement of Operations location: Net realized gain(loss) on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,796	$–	$1,796
Repurchase Agreements	2,837,586	–	2,837,586
Total	$2,839,382	$–	$2,839,382

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,837,586	$–	$–	$(2,837,586)	$–
Goldman Sachs	1,796	–	–	(1,796)	–
Total	$2,839,382	$–	$–	$(2,839,382)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$800	$–	$800
Total	$800	$–	$800

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Toronto Dominion Bank	$800	$–	$–	$–	$800
Total	$800	$–	$–	$–	$800

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250

Notes to Financial Statements (unaudited)(continued)

million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Fund did not loan any securities.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currenty rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of

Notes to Financial Statements (unaudited)(continued)

the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features

Notes to Financial Statements (unaudited)(concluded)

may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended June 30, 2021 (unaudited		)	Year Ended December 31, 2020
Shares sold	1,857,642		3,408,049
Reinvestment of distributions	–		204,070
Shares reacquired	(1,430,279)		(3,073,331)
Increase	427,363		538,788

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 20 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFSDI-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	(08/21)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2021

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

28	Statement of Assets and Liabilities

29	Statement of Operations

30	Statements of Changes in Net Assets

32	Financial Highlights

34	Notes to Financial Statements

49	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class VC
Actual	$1,000.00	$996.50	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Auto	1.20%
Basic Industry	0.30%
Capital Goods	0.27%
Consumer Cyclical	2.22%
Consumer Discretionary	0.87%
Consumer Services	0.71%
Consumer Staples	0.48%
Energy	4.81%
Financial Services	34.99%
Foreign Government	1.90%
Health Care	1.75%
Materials & Processing	3.22%
Municipal	0.45%
Other	0.19%
Producer Durables	1.28%
Technology	3.04%
Telecommunications	0.44%
Transportation	1.15%
U.S. Government	34.00%
Utilities	2.73%
Repurchase Agreements	4.00%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.03%

ASSET-BACKED SECURITIES 20.00%

Automobiles 7.91%
ACC Trust 2019-1 B†	4.47%	10/20/2022	$444	$447,529
AmeriCredit Automobile Receivables Trust 2020-3 D	1.49%	9/18/2026	2,075	2,094,014
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	182	183,161
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	509,619
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	514,555
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	253	253,798
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	5,000	5,001,949
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500	1,611,262
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	425,444
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575	599,345
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	785	798,043
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	98	98,309
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	1,750	1,815,230
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	408	410,318
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	185	186,126
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	1,676	1,675,854
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	5,100	5,099,873
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	62	61,871
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	1,072	1,073,349
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	26	25,541
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	195,664
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	2,855	2,864,773
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	368	368,581
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	5,087	5,087,657
Santander Consumer Auto Receivables Trust 2020-B†	1.29%	4/15/2026	2,081	2,102,159
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%	11/15/2023	3,573	3,574,000
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	7,119	7,119,380
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	2,010	2,073,852
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	1,986	1,991,150
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	1,450	1,497,401

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	$1,850	$1,848,495
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	5,053	5,053,466
Total					56,661,768

Credit Cards 1.77%
American Express Credit Account Master Trust 2018-6 A	3.06%		2/15/2024	5,294	5,300,404
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	3,068	3,138,083
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	936	942,095
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261	3,331,430
Total					12,712,012

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.067% (1 Mo. LIBOR + .98%	)#	1/25/2035	2	2,117
New Century Home Equity Loan Trust 2005-A A6	4.705%		8/25/2035	6	6,218
Total					8,335

Other 10.32%
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%	)#	4/20/2034	760	760,455
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.60% (1 Mo. LIBOR + 2.50%	)#	5/15/2036	1,320	1,324,809
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.05% (1 Mo. LIBOR + 2.95%	)#	5/15/2036	330	331,236
Avery Point IV CLO Ltd. 2014-1A BR†	1.776% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	141	141,179
Barings CLO Ltd. 2018-3A D†	3.088% (3 Mo. LIBOR + 2.90%	)#	7/20/2029	500	495,099
Barings CLO Ltd. 2019-3A BR†	1.722% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	1,060	1,060,588
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%	)#	4/15/2034	2,860	2,868,640
CBAM Ltd. 2017-1A D†	3.938% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	1,010	1,012,687
Cedar Funding XII CLO Ltd. 2020-12A D†	4.126% (3 Mo. LIBOR + 3.95%	)#	10/25/2032	740	741,033
Cedar Funding XIV CLO Ltd. 2021-14A B†	Zero Coupon	#(a)	7/15/2033	1,970	1,966,396

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
CIFC Funding 2019-III Ltd. 2019-3A C†	3.884% (3 Mo. LIBOR + 3.70%)#		7/16/2032	$1,210	$1,213,531
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	2,690	2,693,773
CIFC Funding Ltd. 2021-4A B†(b)	Zero Coupon	#(a)	7/15/2033	1,500	1,500,098
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	172	174,693
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	31	30,771
Dryden 58 CLO Ltd. 2018-58A B†	1.69% (3 Mo. LIBOR + 1.50%	)#	7/17/2031	2,650	2,663,243
Dryden 61 CLO Ltd. 2018-61A A1R†	1.18% (3 Mo. LIBOR + .99%	)#	1/17/2032	1,710	1,709,912
Dryden Senior Loan Fund 2017-47A BR†	Zero Coupon	#(a)	4/15/2028	1,990	1,990,234
Dryden Senior Loan Fund 2017-47A CR†	Zero Coupon	#(a)	4/15/2028	1,850	1,850,309
Gracie Point International Funding 2020 B†	2.492% (1 Mo. LIBOR + 2.40%	)#	5/2/2023	1,124	1,134,956	(c)
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	250	246,487
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	648	729,584
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,138	1,212,469
HGI CRE CLO Ltd. 2021-FL1 C†	1.775% (1 Mo. LIBOR + 1.70%	)#	6/16/2036	1,150	1,153,057
HGI CRE CLO Ltd. 2021-FL1 D†	2.425% (1 Mo. LIBOR + 2.35%	)#	6/16/2036	1,000	1,002,646
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	1,300	1,301,622
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%	)#	4/15/2032	1,630	1,630,098
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	1,822	1,828,081
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(a)	4/23/2034	2,230	2,230,080
KKR CLO Ltd. 18 B†	1.89% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	920	921,169
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840	1,892,655
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400	1,416,387
Logan CLO I Ltd. 2021-1A A†	1.313% (3 Mo. LIBOR + 1.16%	)#	7/20/2034	1,040	1,040,657
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	738	749,082
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	1,135	1,135,871
Massachusetts Educational Financing Authority 2008-1 A1	1.126% (3 Mo. LIBOR + .95%	)#	4/25/2038	343	344,528

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	$1,982	$2,105,451
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	1,047	1,046,965
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	623	622,437
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	458	482,099
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.53% (3 Mo. LIBOR + 1.34%	)#	1/19/2033	2,000	2,004,663
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.181% (3 Mo. LIBOR + 3.00%	)#	12/21/2029	700	700,000
OCP CLO Ltd. 2019-16A AR†	1.188% (3 Mo. LIBOR + 1.00%	)#	4/10/2033	1,510	1,510,014
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	1,028	1,029,196
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.688% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	1,200	1,203,875
Octagon Investment Partners XV Ltd. 2013-1A A1B2†	1.24% (3 Mo. LIBOR + 1.05%	)#	7/19/2030	1,720	1,720,727
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,610	1,735,187
Palmer Square CLO Ltd. 2021-2A A†	1.256% (3 Mo. LIBOR + 1.15%	)#	7/15/2034	1,840	1,841,723
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.446% (3 Mo. LIBOR + .27%	)#	4/25/2038	176	168,537
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	493	499,169
Progress Residential 2021-SFR4 D†	2.309%		5/17/2038	1,550	1,559,797
Race Point IX CLO Ltd. 2015-9A CR†	3.384% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	500	481,972
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132	2,144,279
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442	1,495,953
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369	1,365,045
Shackleton CLO Ltd. 2016-9A B†	2.088% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	499	499,684
Shackleton CLO Ltd. 2019-14A A2†	2.088% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	1,687	1,687,421
SLC Student Loan Trust 2008-1 A4A	1.719% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	880	903,641
Sound Point CLO XI Ltd. 2016-1A AR†	1.288% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	436	437,062
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	440	437,973

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	$150	$151,673
Wind River CLO Ltd. 2013-1A A1RR†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2030	1,620	1,620,322
Total					73,952,980
Total Asset-Backed Securities (cost $142,702,226)					143,335,095

CORPORATE BONDS 33.78%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	670	702,699

Aerospace/Defense 0.87%
Boeing Co. (The)	4.875%		5/1/2025	2,981	3,341,660
Boeing Co. (The)	5.04%		5/1/2027	1,942	2,241,838
TransDigm, Inc.	6.375%		6/15/2026	652	676,267
Total					6,259,765

Air Transportation 0.75%
American Airlines Group, Inc.†	3.75%		3/1/2025	783	722,447
American Airlines, Inc.†	11.75%		7/15/2025	602	756,262
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%		5/15/2034	650	702,210
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287	1,502,795
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	568	610,653
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576	640,838
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	364	412,639
Total					5,347,844

Apparel 0.32%
Levi Strauss & Co.†	3.50%		3/1/2031	1,008	1,005,228
PVH Corp.	7.75%		11/15/2023	561	646,148
William Carter Co. (The)†	5.50%		5/15/2025	611	648,302
Total					2,299,678

Auto Parts: Original Equipment 0.16%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	705	748,710
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	352	384,190
Total					1,132,900

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.01%
Ford Motor Co.	7.45%		7/16/2031	$1,589	$2,091,521
General Motors Financial Co., Inc.	3.60%		6/21/2030	4,115	4,459,678
Tesla, Inc.†	5.30%		8/15/2025	656	678,888
Total					7,230,087

Banks: Regional 4.97%
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	385	395,810
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	1,549	1,563,045
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	2,244	2,310,125
BankUnited, Inc.	5.125%		6/11/2030	1,140	1,330,793
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	859	875,027
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	816	843,108
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	1,186	1,321,009
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	1,294	1,467,415
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	2,477	2,724,934
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	516	546,386
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044	2,053,808
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	1,431	1,651,187
Morgan Stanley	3.625%		1/20/2027	1,036	1,149,690
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	2,011	2,356,463
National Australia Bank Ltd. (Australia)†(d)	2.99%		5/21/2031	1,023	1,039,479
UBS AG (Switzerland)(d)	5.125%		5/15/2024	1,399	1,545,335
Wachovia Corp.	7.574%		8/1/2026	660	845,830
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,043	5,233,548
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%	)#	5/22/2028	1,873	2,064,773
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%	)#	2/4/2030	1,047	1,087,226
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031	2,917	3,240,523
Total					35,645,514

Biotechnology Research & Production 0.21%
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	1,599	1,517,147

Building Materials 0.33%
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029	970	1,069,537
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	616	665,797
Griffon Corp.	5.75%		3/1/2028	587	625,545
Total					2,360,879

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.50%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	$275	$287,045
CoStar Group, Inc.†	2.80%	7/15/2030	381	387,668
Garda World Security Corp. (Canada)†(d)	9.50%	11/1/2027	612	679,039
Global Payments, Inc.	3.20%	8/15/2029	501	536,979
Rent-A-Center, Inc.†	6.375%	2/15/2029	660	709,995
United Rentals North America, Inc.	4.00%	7/15/2030	316	326,112
United Rentals North America, Inc.	4.875%	1/15/2028	592	628,556
Total				3,555,394

Chemicals 0.49%
Ashland LLC	6.875%	5/15/2043	272	343,376
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%	1/31/2030	1,000	1,044,460
CF Industries, Inc.	4.95%	6/1/2043	531	628,396
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	960	1,001,180
Tronox, Inc.†	4.625%	3/15/2029	509	514,721
Total				3,532,133

Coal 0.08%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	595,523

Computer Hardware 0.34%
Dell International LLC/EMC Corp.	5.45%	6/15/2023	251	272,372
Dell International LLC/EMC Corp.	6.02%	6/15/2026	158	189,769
Dell International LLC/EMC Corp.	8.35%	7/15/2046	1,189	1,947,726
Total				2,409,867

Computer Software 0.72%
Oracle Corp.	2.95%	4/1/2030	2,725	2,872,849
VMware, Inc.	4.70%	5/15/2030	1,899	2,248,893
Total				5,121,742

Construction/Homebuilding 0.52%
Century Communities, Inc.	6.75%	6/1/2027	576	613,587
NVR, Inc.	3.00%	5/15/2030	1,703	1,808,389
PulteGroup, Inc.	5.50%	3/1/2026	266	311,314
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	647,259
Tri Pointe Homes, Inc.	5.25%	6/1/2027	310	337,460
Total				3,718,009

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.12%
Ball Corp.	2.875%	8/15/2030	$894	$878,686

Drugs 0.23%
Bausch Health Cos, Inc.†	5.25%	1/30/2030	753	701,231
Bayer US Finance II LLC†	3.875%	12/15/2023	881	943,899
Total				1,645,130

Electric: Power 2.79%
AES Corp. (The)†	3.95%	7/15/2030	1,138	1,247,976
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,118	1,259,656
Calpine Corp.†	4.50%	2/15/2028	588	600,495
Calpine Corp.†	5.125%	3/15/2028	609	620,519
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	985	1,011,634
Emera US Finance LP	3.55%	6/15/2026	4,556	4,981,638
Eskom Holdings SOC Ltd. (South Africa)†(d)	6.75%	8/6/2023	925	969,192
FirstEnergy Corp.	2.65%	3/1/2030	973	970,571
FirstEnergy Corp.	4.40%	7/15/2027	1,299	1,414,103
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	1,335	1,417,036
NRG Energy, Inc.†	4.45%	6/15/2029	537	594,276
NRG Energy, Inc.	5.75%	1/15/2028	598	638,679
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	639,467
PG&E Corp.	5.00%	7/1/2028	649	657,070
PSEG Power LLC	8.625%	4/15/2031	770	1,181,729
Vistra Operations Co. LLC†	3.55%	7/15/2024	1,683	1,778,133
Total				19,982,174

Electrical Equipment 0.28%
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	1,450	1,414,902
Skyworks Solutions, Inc.	3.00%	6/1/2031	593	606,750
Total				2,021,652

Energy Equipment & Services 0.17%
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	620	669,231
TerraForm Power Operating LLC†	4.75%	1/15/2030	562	576,707
Total				1,245,938

Entertainment 0.50%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	616	685,885
Cedar Fair LP	5.25%	7/15/2029	657	678,149
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	192	193,125
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	660	684,750

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Entertainment (continued)
Penn National Gaming, Inc.†	5.625%		1/15/2027		$608	$632,320
Scientific Games International, Inc.†	7.25%		11/15/2029		622	703,261
Total						3,577,490

Environmental Services 0.07%
Stericycle, Inc.†	3.875%		1/15/2029		528	528,800

Financial Services 2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		1/15/2025		1,388	1,471,664
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%		1/23/2028		916	981,179
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024		523	569,690
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%	)#	–	(e)	679	704,938
Ally Financial, Inc.	8.00%		11/1/2031		1,228	1,766,206
Aviation Capital Group LLC†	1.95%		1/30/2026		812	812,607
Aviation Capital Group LLC†	5.50%		12/15/2024		1,928	2,181,014
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026		2,161	2,153,885
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		1,379	1,495,561
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		489	526,459
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		962	949,914
International Lease Finance Corp.	5.875%		8/15/2022		156	165,133
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		624	630,321
Navient Corp.	5.00%		3/15/2027		1,091	1,131,094
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		541	610,233
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		677	789,566
OneMain Finance Corp.	5.375%		11/15/2029		1,093	1,191,086
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		993	982,578
SURA Asset Management SA (Colombia)†(d)	4.375%		4/11/2027		247	267,712
Total						19,380,840

Food 0.50%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%		2/15/2030		590	629,990
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%		4/15/2029		588	661,521
Kraft Heinz Foods Co.	4.375%		6/1/2046		1,571	1,783,140
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%		1/19/2028		503	534,563
Total						3,609,214

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.21%
Centene Corp.(b)	2.45%	7/15/2028	$550	$558,113
Centene Corp.	3.375%	2/15/2030	605	633,238
CommonSpirit Health	3.347%	10/1/2029	420	455,336
DaVita, Inc.†	3.75%	2/15/2031	673	646,921
HCA, Inc.	4.125%	6/15/2029	2,089	2,354,076
HCA, Inc.	4.50%	2/15/2027	820	927,611
HCA, Inc.	5.25%	6/15/2026	886	1,026,341
Radiology Partners, Inc.†	9.25%	2/1/2028	657	728,429
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	647,400
Tenet Healthcare Corp.†	6.25%	2/1/2027	658	687,610
Total				8,665,075

Household Equipment/Products 0.12%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%	4/8/2024	100	107,242
Newell Brands, Inc.	5.875%	4/1/2036	580	717,443
Total				824,685

Insurance 0.10%
Assurant, Inc.	2.65%	1/15/2032	720	719,597

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070	380	369,846

Leisure 0.28%
Carnival Corp.†	7.625%	3/1/2026	397	431,738
Carnival Corp.†	11.50%	4/1/2023	855	963,307
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	558	643,826
Total				2,038,871

Lodging 0.24%
Boyd Gaming Corp.	4.75%	12/1/2027	406	420,718
Boyd Gaming Corp.†	4.75%	6/15/2031	557	578,584
MGM Resorts International	5.50%	4/15/2027	643	707,589
Total				1,706,891

Machinery: Agricultural 0.59%
BAT Capital Corp.	4.70%	4/2/2027	487	550,683
BAT Capital Corp.	4.906%	4/2/2030	2,104	2,419,567
MHP Lux SA (Luxembourg)†(d)	6.25%	9/19/2029	1,240	1,246,448
Total				4,216,698

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.42%
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028		$2,050	$2,254,926
TK Elevator US Newco, Inc.†	5.25%		7/15/2027		702	740,610
Total						2,995,536

Manufacturing 0.34%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%	)#	–	(e)	2,512	2,464,900

Media 0.65%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		645	682,894
CSC Holdings LLC†	5.50%		4/15/2027		563	592,636
DISH DBS Corp.	7.75%		7/1/2026		618	700,658
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		1/22/2030		950	984,005
Scripps Escrow, Inc.†	5.875%		7/15/2027		603	625,172
Time Warner Cable LLC	7.30%		7/1/2038		211	308,539
Time Warner Entertainment Co. LP	8.375%		7/15/2033		502	761,561
Total						4,655,465

Metals & Minerals: Miscellaneous 1.55%
Anglo American Capital plc (United Kingdom)†(d)	4.00%		9/11/2027		1,457	1,617,148
Anglo American Capital plc (United Kingdom)†(d)	4.75%		4/10/2027		1,530	1,761,080
Antofagasta plc (Chile)†(d)	2.375%		10/14/2030		656	632,876
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%		4/1/2031		667	714,467
Freeport-McMoRan, Inc.	4.125%		3/1/2028		1,282	1,339,690
Freeport-McMoRan, Inc.	4.25%		3/1/2030		307	329,258
Glencore Funding LLC†	2.85%		4/27/2031		1,091	1,110,643
Glencore Funding LLC†	4.875%		3/12/2029		2,494	2,906,734
Hecla Mining Co.	7.25%		2/15/2028		618	675,937
Total						11,087,833

Natural Gas 0.18%
National Fuel Gas Co.	5.50%		1/15/2026		1,122	1,299,621

Oil 3.29%
Apache Corp.	4.375%		10/15/2028		763	813,274
California Resources Corp.†	7.125%		2/1/2026		342	360,352
Continental Resources, Inc.	3.80%		6/1/2024		660	698,775
Continental Resources, Inc.†	5.75%		1/15/2031		905	1,084,869
Diamondback Energy, Inc.	3.50%		12/1/2029		2,397	2,568,203
Diamondback Energy, Inc.	4.75%		5/31/2025		599	675,085
Equinor ASA (Norway)(d)	7.15%		11/15/2025		605	753,571

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	$977	$1,019,895
Laredo Petroleum, Inc.	9.50%		1/15/2025	1,499	1,581,385
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029	365	381,031
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	1,192	1,273,092
Murphy Oil Corp.	5.875%		12/1/2027	677	707,550
Occidental Petroleum Corp.	6.125%		1/1/2031	1,086	1,279,069
Ovintiv, Inc.	6.50%		2/1/2038	549	732,082
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	956	969,049
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	2,750	2,707,925
Qatar Petroleum (Qatar)†(b)(d)	3.125%		7/12/2041	1,000	996,310
SA Global Sukuk Ltd.†	2.694%		6/17/2031	1,400	1,419,124
SM Energy Co.	5.625%		6/1/2025	304	301,340
SM Energy Co.	6.75%		9/15/2026	376	383,050
Southwestern Energy Co.	7.75%		10/1/2027	620	673,472
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	470	479,940
Transocean Guardian Ltd.†	5.875%		1/15/2024	1,414	1,377,699
Viper Energy Partners LP†	5.375%		11/1/2027	318	332,184
Total					23,568,326

Oil: Crude Producers 1.23%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	825	775,748
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	940	1,027,681
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	1,413	1,407,717
NGPL PipeCo LLC†	3.25%		7/15/2031	1,372	1,415,450
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	2,694	3,190,743
Western Midstream Operating LP	5.30%		2/1/2030	905	1,016,197
Total					8,833,536

Paper & Forest Products 0.12%
Suzano Austria GmbH (Brazil)(d)	3.75%		1/15/2031	821	862,050

Real Estate Investment Trusts 1.10%
American Homes 4 Rent LP(b)	2.375%		7/15/2031	873	860,018
Country Garden Holdings Co. Ltd. (China)(d)	4.75%		1/17/2023	226	231,428
EPR Properties	4.95%		4/15/2028	1,069	1,155,627
Equinix, Inc.	1.55%		3/15/2028	1,856	1,824,763
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	644	687,776

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP	4.875%	6/1/2026	$1,444	$1,666,081
WEA Finance LLC†	2.875%	1/15/2027	1,400	1,446,777
Total				7,872,470

Retail 1.30%
Carvana Co.†	5.875%	10/1/2028	633	666,922
Gap, Inc. (The)†	8.625%	5/15/2025	564	619,444
IRB Holding Corp.†	7.00%	6/15/2025	576	623,244
Kohl’s Corp.	5.55%	7/17/2045	1,170	1,402,598
L Brands, Inc.†	6.625%	10/1/2030	619	717,266
L Brands, Inc.	6.875%	11/1/2035	587	744,023
Murphy Oil USA, Inc.†	3.75%	2/15/2031	342	338,512
Murphy Oil USA, Inc.	4.75%	9/15/2029	357	376,094
Nordstrom, Inc.	4.375%	4/1/2030	1,027	1,071,824
Party City Holdings, Inc.†	8.75%	2/15/2026	672	718,200
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	739	768,560
Rite Aid Corp.†	8.00%	11/15/2026	1,278	1,298,774
Total				9,345,461

Steel 0.50%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	567	597,346
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	659	693,598
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031	905	925,688
GUSAP III LP†	4.25%	1/21/2030	635	687,388
United States Steel Corp.	6.875%	3/1/2029	658	704,882
Total				3,608,902

Technology 1.03%
Baidu, Inc. (China)(d)	2.375%	10/9/2030	510	511,384
Match Group Holdings II LLC†	5.00%	12/15/2027	302	318,494
Match Group Holdings II LLC†	5.625%	2/15/2029	287	311,145
Meituan (China)†(d)	3.05%	10/28/2030	1,440	1,426,272
Netflix, Inc.	6.375%	5/15/2029	1,326	1,695,457
Prosus NV (Netherlands)†(d)	3.832%	2/8/2051	1,100	1,027,693
Prosus NV (Netherlands)†(d)	5.50%	7/21/2025	770	881,496
Uber Technologies, Inc.†	8.00%	11/1/2026	622	671,984
VeriSign, Inc.	2.70%	6/15/2031	509	517,745
Total				7,361,670

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.47%
CommScope, Inc.†	7.125%		7/1/2028	$632	$685,789
Frontier Communications Holdings LLC†	5.00%		5/1/2028	759	785,626
LogMeIn, Inc.†	5.50%		9/1/2027	627	650,230
Sprint Capital Corp.	6.875%		11/15/2028	492	631,605
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	602	598,611
Total					3,351,861

Transportation: Miscellaneous 0.19%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	629	674,867
XPO Logistics, Inc.†	6.25%		5/1/2025	620	660,300
Total					1,335,167

Utilities 0.08%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%		10/10/2024	574	596,240
Total Corporate Bonds (cost $231,055,507)					242,079,806

FLOATING RATE LOANS(f) 1.88%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	3.854% - 4.75% (3 Mo. LIBOR + 3.75%	)	4/30/2025	697	683,691

Air Transportation 0.28%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	1,907	1,991,004

Automotive 0.09%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	3/3/2028	675	674,895

Business Services 0.19%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	693	683,800
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025	699	688,778
Total					1,372,578

Computer Software 0.15%
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%	)	6/2/2028	1,065	1,069,572

Entertainment 0.20%
Playtika Holding Corp 2021 Term Loan	2.854% (1 Mo. LIBOR + 2.75%	)	3/13/2028	1,433	1,428,173

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%	)	7/30/2025		$700	$676,966

Health Care Services 0.19%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.604% (1 Mo. LIBOR + 3.50%	)	4/30/2025		692	685,048
MED ParentCo LP 1st Lien Term Loan	4.345% (1 Mo. LIBOR + 4.25%	)	8/31/2026		689	690,976
Total						1,376,024

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(g)	4.50% (3 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	572	679,431

Lodging 0.09%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024		$679	653,656

Media 0.09%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/1/2023		696	675,028

Miscellaneous 0.20%
Cvent, Inc. 1st Lien Term Loan	3.854% (1 Mo. LIBOR + 3.75%	)	11/29/2024		696	689,055
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024		783	759,536
Total						1,448,591

Oil 0.10%
Brazos Delaware II, LLC Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	5/21/2025		735	718,866
Total Floating Rate Loans (cost $13,181,650)						13,448,475

FOREIGN GOVERNMENT OBLIGATIONS 2.00%

Dominican Republic 0.10%
Dominican Republic†(d)	4.875%		9/23/2032		691	713,457

Egypt 0.30%
Republic of Egypt†(d)	6.588%		2/21/2028		975	1,033,500
Republic of Egypt†(d)	7.60%		3/1/2029		995	1,095,843
Total						2,129,343

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Ghana 0.20%
Republic of Ghana†(d)	6.375%		2/11/2027		$1,455	$1,465,491

Nigeria 0.28%
Republic of Nigeria†(d)	6.375%		7/12/2023		600	644,358
Republic of Nigeria†(d)	7.143%		2/23/2030		1,265	1,338,537
Total						1,982,895

Qatar 0.66%
Qatar Government International Bond†(d)	3.75%		4/16/2030		2,419	2,742,239
State of Qatar†(d)	4.00%		3/14/2029		1,725	1,988,770
Total						4,731,009

Senegal 0.06%
Senegal Government International Bond†(g)	5.375%		6/8/2037	EUR	400	467,660

Sri Lanka 0.16%
Republic of Sri Lanka†(d)	5.875%		7/25/2022		$1,340	1,139,000

Turkey 0.24%
Republic of Turkey(d)	5.25%		3/13/2030		445	423,613
Turkiye Ihracat Kredi Bankasi AS†(d)	5.75%		7/6/2026		1,300	1,300,000
Total						1,723,613
Total Foreign Government Obligations (cost $13,947,185)						14,352,468

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.145%	#(h)	2/25/2032		2,619	295,974
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053		112	115,781
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $409,047)						411,755

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.96%
Federal National Mortgage Assoc.	2.314% (12 Mo. LIBOR + 1.79%	)#	3/1/2042		160	169,302
Federal National Mortgage Assoc.(i)	2.50%		TBA		11,606	12,004,957
Federal National Mortgage Assoc.(i)	3.00%		TBA		9,100	9,486,217
Federal National Mortgage Assoc.	3.50%		9/1/2047- 3/1/2050		7,850	8,446,903
Federal National Mortgage Assoc.(i)	3.50%		TBA		5,900	6,210,787
Government National Mortgage Assoc.(i)	2.50%		TBA		13,100	13,557,477
Total Government Sponsored Enterprises Pass-Throughs (cost $49,442,470)						49,875,643

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.48%
Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	$210	$211,488
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	646	685,357
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	170	192,538
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,140	1,303,298
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	675	648,289
Regents of the University of California Medical Center	3.006%		5/15/2050	375	386,665
Total Municipal Bonds (cost $3,359,316)					3,427,635

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.29%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	198	199,499
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.023% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,050	1,051,451
BBCMS Mortgage Trust 2019-BWAY A†	1.029% (1 Mo. LIBOR + .96%	)#	11/15/2034	655	653,920
BBCMS Mortgage Trust 2019-BWAY B†	1.383% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	288	286,476
Benchmark Mortgage Trust 2018-B5 C	4.763%	#(h)	7/15/2051	850	961,600
BFLD 2019-DPLO E†	2.313% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	1,910	1,901,667
BHMS 2018-ATLS C†	1.973% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	630	631,216
BX Trust 2018-GW A†	0.873% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,710	1,716,019
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	952,195
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,082,840
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.125%	#(h)	8/10/2047	478	11,795
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	510	560,813
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.464%	#(h)	7/10/2050	178	193,979
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.464%	#(h)	7/10/2050	730	776,424
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.464%	#(h)	7/10/2050	574	502,102
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	519	525,703
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	869	873,805
CSAIL Commercial Mortgage Trust 2015-C2 C	4.327%	#(h)	6/15/2057	700	655,916

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	$709	$770,445
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	2,183	2,321,981
DBWF Mortgage Trust 2018-GLKS A†	1.123% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	1,100	1,103,276
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(h)	10/25/2059	332	334,212
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(h)	1/25/2060	299	302,735
Extended Stay America Trust 2021-ESH C†(b)	1.775% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	1,240	1,246,386
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.118% (1 Mo. SOFR + 2.10%	)#	10/25/2033	1,290	1,319,294
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	210	213,165
Great Wolf Trust 2019-WOLF A†	1.107% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	3,216	3,221,935
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.023% (1 Mo. LIBOR + .95%	)#	7/15/2035	682	682,573
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.723% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	1,230	1,237,422
GS Mortgage Securities Trust 2015-GC32 C	4.569%	#(h)	7/10/2048	195	209,258
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	586,919
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	629	443,700
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.409%	#(h)	7/15/2048	374	394,083
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(h)	10/5/2031	450	445,669
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.373% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	995	997,677
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	542	544,176
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.03% (1 Mo. LIBOR + .95%	)#	7/5/2033	365	365,810
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.33% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	1,130	1,134,048
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	358,092
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	477,078
Life Mortgage Trust 2021-BMR E†	1.823% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	800	804,111

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	$9	$6,200
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.701%	#(h)	7/15/2050	14,983	292,498
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	191	193,460
One New York Plaza Trust 2020-1NYP B†	1.573% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	1,660	1,675,398
PFP Ltd. 2019-6 A†	1.125% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	425	425,032
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	492	500,867
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	140	142,285
SLIDE 2018-FUN E†	2.623% (1 Mo. LIBOR + 2.30%	)#	6/15/2031	1,438	1,408,079
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	283	286,981
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	1,225	1,237,437
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	5	4,724
UBS Commercial Mortgage Trust 2017-C3 C	4.453%	#(h)	8/15/2050	1,350	1,392,877
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(h)	6/10/2030	595	262,715	(c)
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(h)	8/10/2049	200	207,597
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	601	609,791
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	1,202	1,206,598
Verus Securitization Trust 2021-2 A1†	1.031%	#(h)	2/25/2066	2,021	2,024,212
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	812	817,334
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.435%	#(h)	7/15/2046	364	205,307
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.23%	#(h)	5/15/2048	1,489	1,454,101
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.611%	#(h)	9/15/2048	2,350	2,393,696
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	213	221,199
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.151%	#(h)	1/15/2059	434	423,603
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(h)	11/15/2050	1,630	1,784,835
Total Non-Agency Commercial Mortgage-Backed Securities (cost $51,710,719)					52,228,291

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 28.58%
U.S. Treasury Bill	Zero Coupon	7/29/2021	$207	$206,993
U.S. Treasury Bill	Zero Coupon	10/21/2021	28,000	27,996,298
U.S. Treasury Bill	Zero Coupon	11/18/2021	7,000	6,998,816
U.S. Treasury Bond	1.125%	5/15/2040	20,361	17,583,632
U.S. Treasury Bond	1.625%	11/15/2050	20,607	18,514,102
U.S. Treasury Note	0.125%	3/31/2023	6,384	6,374,898
U.S. Treasury Note	0.125%	5/31/2023	50,000	49,896,484
U.S. Treasury Note	0.375%	4/15/2024	32,972	32,935,937
U.S. Treasury Note	1.125%	2/29/2028	10,040	10,011,762
U.S. Treasury Note	1.625%	5/15/2031	33,751	34,273,086
Total U.S. Treasury Obligations (cost $203,698,748)				204,792,008
Total Long-Term Investments (cost $709,506,868)				723,951,176

SHORT-TERM INVESTMENTS 4.21%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $31,899,800 of U.S. Treasury Note at 0.50% due 8/31/2027; value: $30,786,357; proceeds: $30,182,670 (cost $30,182,670)			30,183	30,182,670
Total Investments in Securities 105.24% (cost $739,689,538)				754,133,846
Other Assets and Liabilities – Net(j) (5.24%)				(37,571,732)
Net Assets 100.00%				$716,562,114

EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $249,230,534, which represents 34.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(k)).

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2021

(c)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Bank of America	1.00%	6/20/2026	$ 6,550,000	$ 6,378,387	$173,641	$(2,028)
Markit CDX. NA.HY.36(4)(6)	Bank of America	1.00%	6/20/2026	12,901,000	14,221,959	(1,222,614)	(98,345)
Markit CDX. NA.IG.36(4)(7)	Bank of America	1.00%	6/20/2026	6,765,000	6,937,379	(161,172)	(11,207)
						$(1,210,145)	$(111,580)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $111,580.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of market emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2021

Credit Default Swaps on Indexes - Sell Protection at June 30, 2021(1):

Credit
Default Swap
		Fund						Agreements
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	Payable at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.BBB-9	Morgan Stanley	3.00%	8/17/2061	$1,400,000	$1,349,226	$(78,618)	$27,844	$(50,774)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $27,844. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at June 30, 2021:

	Payments	Payments
	to be Made by	to be Received by
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date)	Date	Amount	Value	Depreciation
Bank of America	CPI Urban Consumer NSA	2.545%	6/16/2026	$10,800,000	$10,723,505	$(76,495)
Bank of America	CPI Urban Consumer NSA	2.5475%	6/16/2026	10,700,000	10,625,638	(74,362)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(150,857)

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	486,000	$386,078	$392,057	$5,979
Euro	Sell	State Street Bank and Trust	9/10/2021	400,000	485,511	474,972	10,539
Euro	Sell	Toronto Dominion Bank	9/10/2021	555,000	675,454	659,024	16,430
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$32,948

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2021

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	Bank of America	9/10/2021	555,000	$673,544	$659,023	$(14,521)
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	486,000	389,395	392,057	(2,662)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(17,183)

Open Futures Contracts at June 30, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	September 2021	206	Long	$32,316,625	$33,114,500	$797,875
U.S. Ultra Treasury Bond	September 2021	155	Long	28,767,321	29,866,563	1,099,242
Total Unrealized Appreciation on Open Futures Contracts						$1,897,117

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2021	28	Short	$ (3,698,578)	$ (3,710,000)	$(11,422)
U.S. 10-Year Ultra Treasury Note	September 2021	265	Short	(38,437,211)	(39,008,828)	(571,617)
U.S. 2-Year Treasury Note	September 2021	311	Long	68,642,156	68,519,617	(122,539)
U.S. 5-Year Treasury Note	September 2021	401	Long	49,668,309	49,495,305	(173,004)
Total Unrealized Depreciation on Open Futures Contracts						$(878,582)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$72,818,024	$1,134,956	$73,952,980
Remaining Industries	–	69,382,115	–	69,382,115
Corporate Bonds	–	242,079,806	–	242,079,806
Floating Rate Loans	–	13,448,475	–	13,448,475
Foreign Government Obligations	–	14,352,468	–	14,352,468
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	411,755	–	411,755
Government Sponsored Enterprises Pass-Throughs	–	49,875,643	–	49,875,643
Municipal Bonds	–	3,427,635	–	3,427,635
Non-Agency Commercial Mortgage-Backed Securities	–	51,965,576	262,715	52,228,291
U.S. Treasury Obligations	–	204,792,008	–	204,792,008
Short-Term Investments
Repurchase Agreements	–	30,182,670	–	30,182,670
Total	$–	$752,736,175	$1,397,671	$754,133,846

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(111,580)	–	(111,580)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(50,774)	–	(50,774)
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(150,857)	–	(150,857)
Forward Foreign Currency Exchange Contracts
Assets	–	32,948	–	32,948
Liabilities	–	(17,183)	–	(17,183)
Futures Contracts
Assets	1,897,117	–	–	1,897,117
Liabilities	(878,582)	–	–	(878,582)
Total	$1,018,535	$(297,446)	$–	$721,089

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	27

Statement of Assets and Liabilities (unaudited)

June 30, 2021

ASSETS:
Investments in securities, at fair value (cost $739,689,538)	$754,133,846
Cash	2,319,828
Deposits with brokers for futures collateral	1,687,624
Deposits with brokers for swaps collateral	1,452,541
Receivables:
Interest and dividends	3,743,367
Investment securities sold	2,768,623
Capital shares sold	1,137,259
Variation margin for futures contracts	216,460
Unrealized appreciation on forward foreign currency exchange contracts	32,948
Prepaid expenses	1,821
Total assets	767,494,317
LIABILITIES:
Payables:
Investment securities purchased	50,046,604
Management fee	163,359
Directors’ fees	57,912
Capital shares reacquired	26,502
Fund administration	23,337
Variation margin for centrally cleared credit default swap agreements	6,292
Unrealized depreciation on forward foreign currency exchange contracts	17,183
Credit default swap agreements payable, at fair value (including upfront payments of $78,618)	50,774
Distributions payable	4,834
Accrued expenses	535,406
Total liabilities	50,932,203
Commitments and contingent liabilities
NET ASSETS	$716,562,114
COMPOSITION OF NET ASSETS:
Paid-in capital	$699,244,373
Total distributable earnings (loss)	17,317,741
Net Assets	$716,562,114
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	41,442,945
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.29

28	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2021

Investment income:
Interest and other	$8,029,701
Total investment income	8,029,701
Expenses:
Management fee	960,202
Non 12b-1 service fees	857,675
Shareholder servicing	361,581
Fund administration	137,172
Professional	26,667
Directors’ fees	13,018
Reports to shareholders	11,910
Custody	11,841
Other	45,587
Gross expenses	2,425,653
Expense reductions (See Note 9)	(345)
Fees waived and expenses reimbursed (See Note 3)	(11,841)
Net expenses	2,413,467
Net investment income	5,616,234
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	3,062,859
Net realized gain (loss) on futures contracts	(4,888,566)
Net realized gain (loss) on forward foreign currency exchange contracts	53,057
Net realized gain (loss) on swap contracts	(29,508)
Net realized gain (loss) on foreign currency related transactions	(8,653)
Net change in unrealized appreciation/depreciation on investments	(6,701,570)
Net change in unrealized appreciation/depreciation on futures contracts	1,091,261
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	194,969
Net change in unrealized appreciation/depreciation on swap contracts	(234,593)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	341
Net realized and unrealized gain (loss)	(7,460,403)
Net Decrease in Net Assets Resulting From Operations	$(1,844,169)

See Notes to Financial Statements.	29

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$5,616,234	$13,306,029
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(1,810,811)	23,545,447
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(5,649,592)	8,236,144
Net increase (decrease) in net assets resulting from operations	(1,844,169)	45,087,620
Distributions to shareholders:	–	(28,123,182)
Capital share transactions (See Note 14):
Proceeds from sales of shares	80,051,957	141,127,523
Reinvestment of distributions	–	28,123,182
Cost of shares reacquired	(45,229,736)	(154,100,406)
Net increase in net assets resulting from capital share transactions	34,822,221	15,150,299
Net increase in net assets	32,978,052	32,114,737
NET ASSETS:
Beginning of period	$683,584,062	$651,469,325
End of period	$716,562,114	$683,584,062

30	See Notes to Financial Statements.

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31

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
6/30/2021(c)	$17.34	$0.14	$(0.19)	$(0.05)	$ –	$ –	$ –
12/31/2020	16.85	0.36	0.88	1.24	(0.42)	(0.33)	(0.75)
12/31/2019	15.96	0.42	0.92	1.34	(0.45)	–	(0.45)
12/31/2018	16.65	0.44	(0.60)	(0.16)	(0.53)	–	(0.53)
12/31/2017	16.42	0.36	0.27	0.63	(0.40)	–	(0.40)
12/31/2016	16.25	0.36	0.31	0.67	(0.44)	(0.06)	(0.50)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$17.29	(0.35	)(d)	0.70	(e)	0.71	(e)	1.64	(e)	$716,562	223	(d)
17.34	7.43		0.71		0.72		2.05		683,584	541
16.85	8.41		0.71		0.78		2.50		651,469	715
15.96	(1.03)		0.67		0.89		2.70		561,610	611
16.65	3.86		0.64		0.88		2.16		554,378	452
16.42	4.26		0.64		0.89		2.16		447,115	443

See Notes to Financial Statements.	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2021. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

34

Notes to Financial Statements (unaudited)(continued)

values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency

35

Notes to Financial Statements (unaudited)(continued)

exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit

36

Notes to Financial Statements (unaudited)(continued)

rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one

37

Notes to Financial Statements (unaudited)(continued)

party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

(n)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and

38

Notes to Financial Statements (unaudited)(continued)

to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $11,841 of fund administration fees during the six months ended June 30, 2021.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares

39

Notes to Financial Statements (unaudited)(continued)

held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020, was as follows:

	Six Months Ended
	6/30/2021	Year Ended
	(unaudited)	12/31/2020
Distributions paid from:
Ordinary income	$–	$21,279,071
Net long-term capital gains	–	6,844,111
Total distributions paid	$–	$28,123,182

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$743,109,372
Gross unrealized gain	14,615,683
Gross unrealized loss	(2,791,502)
Net unrealized security gain	$11,824,181

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization, certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,271,373,473	$228,473,992	$1,342,776,270	$196,627,055

*	Includes U.S. Government sponsored enterprises securities.

40

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund engaged in cross-trades purchase of $633,501 and sales of $692,168, which resulted in net realized gains of $92,634.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2021 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

The Fund entered into CPI swaps for the six months ended June 30, 2021 (as described in note 2(l)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

41

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$32,948	–	–
Futures Contracts(2)	$1,897,117	–	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$111,580	–
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$150,857
Credit Default Swap Contracts(4)	–	–	$50,774	–
Forward Foreign Currency Exchange Contracts(5)	–	$17,183	–	–
Futures Contracts(2)	$878,582	–	–	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivatives instruments for the period ended June 30, 2021, were as follows:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(29,508)	–
Forward Foreign Currency Exchange Contracts(2)	–	$53,057	–	–
Futures Contracts(3)	$(4,888,566)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swap Contracts(4)	–	–	–	$(150,857)
Credit Default Swap Contracts(4)	–	–	$(83,736)	–
Forward Foreign Currency Exchange Contracts(5)	–	$194,969	–	–
Futures Contracts(6)	$1,091,261	–	–	–
Average Number of Contracts/Notional Amounts*
CPI Swap Contracts(7)	–	–	–	3,071,429
Credit Default Swap Contracts(7)	–	–	6,226,000	–
Forward Foreign Currency Exchange Contracts(8)	–	$4,694,942	–	–
Futures Contracts(7)	1,737	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2021.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.

42

Notes to Financial Statements (unaudited)(continued)

(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.
(8)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$32,948	$–	$32,948
Repurchase Agreements	30,182,670	–	30,182,670
Total	$30,215,618	$–	$30,215,618

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$30,182,670	$–	$–	$(30,182,670)	$–
Goldman Sachs	5,979	–	–	–	5,979
State Street Bank and Trust	10,539	–	–	–	10,539
Toronto Dominion Bank	16,430	(2,662)	–	–	13,768
Total	$30,215,618	$(2,662)	$–	$(30,182,670)	$30,286

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$50,774	$–	$50,774
Forward Foreign Currency Exchange Contracts	17,183	–	17,183
Total	$67,957	$–	$67,957

43

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$14,521	$–	$–	$–	$14,521
Morgan Stanley	50,774	–	–	–	50,774
Toronto Dominion Bank	2,662	(2,662)	–	–	–
Total	$67,957	$(2,662)	$–	$–	$65,295

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than

44

Notes to Financial Statements (unaudited)(continued)

$750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Fund did not loan any securities.

45

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to

46

Notes to Financial Statements (unaudited)(continued)

risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, industry and sector, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

47

Notes to Financial Statements (unaudited)(concluded)

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
Shares sold	4,668,936	8,108,990
Reinvestment of distributions	–	1,625,618
Shares reacquired	(2,639,057)	(8,995,324)
Increase	2,029,879	739,284

48

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

49

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	SFTR-PORT-3 (08/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 16, 2021

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer

Date: August 16, 2021